UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22375

PIMCO Equity Series

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Table of Contents

PIMCO Balanced Income Fund
PIMCO Dividend and Income Builder Fund
PIMCO EqS® Long/Short Fund
PIMCO Global Dividend Fund
PIMCO International Dividend Fund
PIMCO RAE Fundamental Emerging Markets Fund
PIMCO RAE Fundamental Global Fund
PIMCO RAE Fundamental Global ex-US Fund
PIMCO RAE Fundamental International Fund
PIMCO RAE Fundamental US Fund
PIMCO RAE Fundamental US Small Fund
PIMCO RealPathTM Blend 2020 Fund
PIMCO RealPathTM Blend 2025 Fund
PIMCO RealPathTM Blend 2030 Fund
PIMCO RealPathTM Blend 2035 Fund
PIMCO RealPathTM Blend 2040 Fund
PIMCO RealPathTM Blend 2045 Fund
PIMCO RealPathTM Blend 2050 Fund
PIMCO RealPathTM Blend 2055 Fund
PIMCO RealPathTM Blend Income Fund
PIMCO U.S. Dividend Fund

Schedule of Investments

PIMCO Balanced Income Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 85.9%
ASSET-BACKED SECURITIES 11.1%
UNITED STATES 11.1%
ACE Securities Corp. Home Equity Loan Trust
0.349% due 08/25/2036	$52	$43
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.874% due 09/25/2033	39	37
1.994% due 02/25/2034	235	221
4.582% due 06/25/2033	63	53
Asset-Backed Securities Corp. Home Equity Loan Trust
0.747% due 11/15/2031	12	11
0.944% due 03/25/2035	35	34
Centex Home Equity Loan Trust
1.244% due 01/25/2034	190	175
College & University Facility Loan Trust
4.000% due 06/01/2018	16	16
Countrywide Asset-Backed Certificates
0.694% due 08/26/2033	39	34
1.169% due 02/25/2034	32	30
Fremont Home Loan Trust
0.254% due 01/25/2037	146	75
0.374% due 04/25/2036	241	212
JPMorgan Mortgage Acquisition Corp.
0.854% due 09/25/2035	200	186
Lehman ABS Mortgage Loan Trust
0.394% due 06/25/2037	79	52
Merrill Lynch Mortgage Investors Trust
0.384% due 04/25/2047	87	49
0.474% due 01/25/2047	82	78
Residential Asset Mortgage Products Trust
0.754% due 06/25/2032	75	71
0.834% due 08/25/2032	71	67
Structured Asset Investment Loan Trust
0.344% due 06/25/2036	232	199

Total Asset-Backed Securities (Cost $1,626)		1,643

BANK LOAN OBLIGATIONS 2.2%
UNITED STATES 2.2%
Davita Healthcare Partners, Inc.
3.500% due 06/24/2021	30	30
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	140	140
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	38	38
iHeartCommunications, Inc.
6.944% due 01/30/2019	30	25
MGM Resorts International
3.500% due 12/20/2019	30	30
Seadrill Partners Finco LLC
4.000% due 02/21/2021	22	13
Sequa Corp.
5.250% due 06/19/2017	20	17
Univision Communications, Inc.
4.000% due 03/01/2020	37	37

Total Bank Loan Obligations (Cost $345)		330

	SHARES
COMMON STOCKS 52.7%
AUSTRALIA 4.1%
CONSUMER DISCRETIONARY 1.3%
G8 Education Ltd.	92,335	190

HEALTH CARE 0.8%
Sonic Healthcare Ltd.	8,994	116

INDUSTRIALS 2.0%
Spotless Group Holdings Ltd.	201,075	305

Total Australia		611

BRAZIL 0.6%
INDUSTRIALS 0.5%
Arteris S.A.	28,500	68

UTILITIES 0.1%
Light S.A.	7,500	22

Total Brazil		90

CANADA 1.1%
UTILITIES 1.1%
Capital Power Corp.	11,325	160

Total Canada		160

FRANCE 2.2%
UTILITIES 2.2%
Electricite de France S.A.	4,133	73
Engie	10,207	165
Suez Environnement Co.	4,978	90

Total France		328

GREECE 0.7%
CONSUMER DISCRETIONARY 0.7%
OPAP S.A.	11,654	106

Total Greece		106

HONG KONG 2.0%
TELECOMMUNICATION SERVICES 2.0%
China Mobile Ltd.	21,500	257
PCCW Ltd.	86,000	44

Total Hong Kong		301

ITALY 2.6%
FINANCIALS 1.9%
Intesa Sanpaolo SpA	80,417	284

INDUSTRIALS 0.7%
Societa Iniziative Autostradali e Servizi SpA	8,675	97

Total Italy		381

JAPAN 0.6%
CONSUMER DISCRETIONARY 0.6%
Bridgestone Corp.	2,623	91

Total Japan		91

MEXICO 0.3%
CONSUMER STAPLES 0.3%
Coca-Cola Femsa S.A.B. de C.V. ‘L’	6,100	42

Total Mexico		42

NETHERLANDS 3.1%
FINANCIALS 3.1%
Aegon NV	43,674	250

NN Group NV	7,162	206

Total Netherlands		456

NORWAY 0.2%
ENERGY 0.2%
ProSafe SE	13,023	36

Total Norway		36

SPAIN 0.9%
CONSUMER STAPLES 0.9%
Ebro Foods S.A.	7,049	138

Total Spain		138

SWITZERLAND 1.9%
HEALTH CARE 1.9%
Roche Holding AG	1,042	277

Total Switzerland		277

TAIWAN 0.6%
INFORMATION TECHNOLOGY 0.6%
Radiant Opto-Electronics Corp.	27,000	84

Total Taiwan		84

THAILAND 0.4%
TELECOMMUNICATION SERVICES 0.4%
Total Access Communication PCL NVDR	37,000	59

Total Thailand		59

TURKEY 0.6%
INDUSTRIALS 0.6%
TAV Havalimanlari Holding A/S	11,984	94

Total Turkey		94

UNITED KINGDOM 8.4%
CONSUMER STAPLES 0.6%
Imperial Tobacco Group PLC	1,724	89

ENERGY 1.0%
Golar LNG Partners LP	9,834	144

FINANCIALS 4.4%
HSBC Holdings PLC	21,747	164
ICAP PLC	19,945	138
Lloyds Banking Group PLC	305,387	348

		650

TELECOMMUNICATION SERVICES 2.4%
Vodafone Group PLC	115,258	364

Total United Kingdom		1,247

UNITED STATES 22.4%
CONSUMER DISCRETIONARY 3.0%
General Motors Co.	5,894	177
Kohl’s Corp.	3,606	167
SeaWorld Entertainment, Inc.	5,656	101

		445

ENERGY 0.8%
Targa Resources Corp.	2,343	121

FINANCIALS 3.5%
Navient Corp.		18,647	210
Prudential Financial, Inc.		2,458	187
Solar Capital Ltd.		7,927	125

			522

HEALTH CARE 2.9%
AbbVie, Inc.		1,439	78
Merck & Co., Inc.		3,321	164
Pfizer, Inc.		5,866	184

			426

INDUSTRIALS 1.1%
RR Donnelley & Sons Co.		11,280	164

INFORMATION TECHNOLOGY 3.8%
Cisco Systems, Inc.		6,593	173
QUALCOMM, Inc.		4,030	217
Symantec Corp.		8,841	172

			562

MATERIALS 1.6%
Dow Chemical Co.		2,075	88
International Paper Co.		3,110	118
Tronox Ltd. ‘A’		8,110	35

			241

TELECOMMUNICATION SERVICES 2.8%
AT&T, Inc.		9,884	322
CenturyLink, Inc.		3,565	90

			412

UTILITIES 2.9%
Ameren Corp.		3,310	140
PG&E Corp.		5,685	300

			440

Total United States			3,333

Total Common Stocks (Cost $9,198)			7,834

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.8%
BRAZIL 0.4%
UTILITIES 0.4%
Petrobras Global Finance BV
2.000% due 05/20/2016		$19	18
2.694% due 03/17/2017		19	16
3.000% due 01/15/2019		2	2
3.500% due 02/06/2017		2	2
4.875% due 03/17/2020		13	10
5.375% due 01/27/2021		4	3
6.850% due 06/05/2115		10	6

Total Brazil			57

DENMARK 0.2%
BANKING & FINANCE 0.2%
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047	DKK	10	1
Nykredit Realkredit A/S
2.000% due 10/01/2047		50	7
2.500% due 10/01/2047		133	19

Realkredit Danmark A/S
2.500% due 10/01/2047		49	7

Total Denmark			34

IRELAND 0.7%
INDUSTRIALS 0.7%
Russian Railways via RZD Capital PLC
3.374% due 05/20/2021	EUR	100	98

Total Ireland			98

JERSEY, CHANNEL ISLANDS 0.0%
BANKING & FINANCE 0.0%
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		$2	2
4.125% due 09/24/2025		2	2

Total Jersey, Channel Islands			4

LUXEMBOURG 0.0%
INDUSTRIALS 0.0%
Actavis Funding SCS
3.800% due 03/15/2025		6	6

Total Luxembourg			6

NETHERLANDS 0.7%
BANKING & FINANCE 0.7%
Rabobank Group
8.375% due 07/26/2016 (b)		100	103

Total Netherlands			103

PORTUGAL 0.0%
BANKING & FINANCE 0.0%
Novo Banco S.A.
5.000% due 04/23/2019	EUR	5	5

Total Portugal			5

UNITED KINGDOM 0.1%
INDUSTRIALS 0.1%
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	12	19

Total United Kingdom			19

UNITED STATES 3.7%
BANKING & FINANCE 1.3%
Ally Financial, Inc.
3.600% due 05/21/2018		$20	20
6.250% due 12/01/2017		30	32
Bank of America Corp.
3.875% due 08/01/2025		10	10
CIT Group, Inc.
5.000% due 05/15/2017		15	15
General Motors Financial Co., Inc.
2.750% due 05/15/2016		13	13
Navient Corp.
5.625% due 08/01/2033		47	31
OneMain Financial Holdings, Inc.
7.250% due 12/15/2021		35	36
Santander Holdings USA, Inc.
4.500% due 07/17/2025		17	17
Springleaf Finance Corp.
5.400% due 12/01/2015		15	15

			189

INDUSTRIALS 2.0%
AbbVie, Inc.
3.600% due 05/14/2025		22	22

Amgen, Inc.
3.125% due 05/01/2025		4	4
3.875% due 11/15/2021		2	2
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)		10	7
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^		4	3
9.000% due 02/15/2020 ^		14	11
11.250% due 06/01/2017 ^		28	23
California Resources Corp.
5.000% due 01/15/2020		10	7
5.500% due 09/15/2021		8	5
CCO Safari LLC
3.579% due 07/23/2020		2	2
4.464% due 07/23/2022		3	3
4.908% due 07/23/2025		4	4
6.384% due 10/23/2035		2	2
CVS Health Corp.
3.875% due 07/20/2025		2	2
DISH DBS Corp.
7.125% due 02/01/2016		15	15
Dynegy, Inc.
6.750% due 11/01/2019		5	5
iHeartCommunications, Inc.
9.000% due 03/01/2021		20	17
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		40	36
Kraft Heinz Foods Co.
3.950% due 07/15/2025		12	12
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		27	28
Thermo Fisher Scientific, Inc.
3.300% due 02/15/2022		2	2
Times Square Hotel Trust
8.528% due 08/01/2026		14	17
Westmoreland Coal Co.
8.750% due 01/01/2022		38	31
Wynn Las Vegas LLC
5.500% due 03/01/2025		42	36
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		7	7

			303

UTILITIES 0.4%
AT&T, Inc.
3.875% due 08/15/2021		2	2
3.000% due 06/30/2022		2	2
Illinois Power Generating Co.
6.300% due 04/01/2020		30	25
Sprint Communications, Inc.
9.125% due 03/01/2017		15	15
Verizon Communications, Inc.
4.600% due 04/01/2021		2	2
5.150% due 09/15/2023		4	5

			51

Total United States			543

Total Corporate Bonds & Notes (Cost $945)			869

MORTGAGE-BACKED SECURITIES 5.7%
UNITED KINGDOM 0.1%
Indus Eclipse PLC
0.831% due 01/25/2020	GBP	12	19

Total United Kingdom			19

UNITED STATES 5.6%
American Home Mortgage Assets Trust
1.139% due 10/25/2046		$102	74
BAMLL Re-REMIC Trust
5.383% due 11/15/2016		21	21
BCAP LLC Trust
2.606% due 10/26/2035		61	60
2.793% due 07/26/2036		63	63
Countrywide Alternative Loan Trust
0.526% due 11/20/2035		290	236
Countrywide Home Loan Mortgage Pass-Through Trust
5.750% due 12/25/2035 ^		72	68
Credit Suisse Mortgage Capital Certificates
0.487% due 12/27/2035		51	49
GSR Mortgage Loan Trust
2.637% due 03/25/2037 ^		45	41

HarborView Mortgage Loan Trust
0.456% due 12/19/2036 ^		49	34
IndyMac Mortgage Loan Trust
0.404% due 07/25/2036		58	49
Lehman XS Trust
0.464% due 02/25/2036		46	39
Morgan Stanley Dean Witter Capital, Inc. Trust
7.761% due 07/15/2033		26	29
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates
6.450% due 01/22/2026		28	30
Washington Mutual Mortgage Pass-Through Certificates Trust
4.603% due 09/25/2036 ^		54	31

Total United States			824

Total Mortgage-Backed Securities (Cost $839)			843

	SHARES
REAL ESTATE INVESTMENT TRUSTS 3.3%
UNITED STATES 3.3%
FINANCIALS 3.3%
Colony Capital, Inc. ‘A’		17,292	338
Outfront Media, Inc.		7,596	158

Total Real Estate Investment Trusts (Cost $623)			496

	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.7%
BRAZIL 1.4%
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2045	BRL	97	21
6.000% due 08/15/2050		105	22
10.000% due 01/01/2025		843	156

Total Brazil			199

GREECE 0.3%
Republic of Greece Government International Bond
3.000% due 02/24/2027	EUR	10	8
3.000% due 02/24/2029		1	1
3.000% due 02/24/2030		1	1
3.000% due 02/24/2031		1	1
3.000% due 02/24/2032		1	1
3.000% due 02/24/2033		1	0
3.000% due 02/24/2034		5	3
3.000% due 02/24/2035		1	0
3.000% due 02/24/2036		2	1
3.000% due 02/24/2037		2	1
3.000% due 02/24/2038		2	1
3.000% due 02/24/2039		2	1
3.000% due 02/24/2040		2	1
3.000% due 02/24/2041		2	1
3.000% due 02/24/2042		2	1
3.800% due 08/08/2017	JPY	1,000	7
4.750% due 04/17/2019	EUR	20	20

Total Greece			49

Total Sovereign Issues (Cost $416)			248

U.S. TREASURY OBLIGATIONS 3.2%
UNITED STATES 3.2%
U.S. Treasury Bonds
2.125% due 05/15/2025		$465	468

Total U.S. Treasury Obligations (Cost $460)			468

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (c) 0.2%		31

Total Short-Term Instruments (Cost $31)		31

Total Investments in Securities (Cost $14,483)		12,762

	SHARES
INVESTMENTS IN AFFILIATES 11.9%
SHORT-TERM INSTRUMENTS 11.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.9%
PIMCO Short-Term Floating NAV Portfolio III	179,087	1,776

Total Short-Term Instruments (Cost $1,776)		1,776

Total Investments in Affiliates (Cost $1,776)		1,776

Total Investments 97.8% (Cost $16,259)		$14,538
Securities Sold Short (d) (0.4%) (Proceeds $62)		(63)
Financial Derivative Instruments (e)(f) (0.5%) (Cost or Premiums, net $(123))		(78)
Other Assets and Liabilities, net 3.1%		467

Net Assets 100.0%		$14,864

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.050%	09/28/2015	10/05/2015	$27	U.S. Treasury Notes 2.000% due 08/15/2025	$(27)	$27	$27
	0.050	09/29/2015	10/06/2015	4	U.S. Treasury Notes 1.875% due 08/31/2022	(4)	4	4

Total Repurchase Agreements						$(31)	$31	$31

(1)	Includes accrued interest.

Short Sales:

Short Sales on U.S. Treasury Obligations:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Treasury Notes	1.375%	08/31/2020	$6	$(6)	$(6)
U.S. Treasury Notes	1.875	08/31/2022	4	(4)	(4)
U.S. Treasury Notes	2.000	08/15/2025	53	(52)	(53)

Total Short Sales				$(62)	$(63)

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	2	$(1)	$0	$0
90-Day Eurodollar March Futures	Short	03/2016	4	(3)	0	0

Total Futures Contracts				$(4)	$0	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$800	$0	$3	$3	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	12/17/2019		$90	$4	$2	$0	$0
Pay	3-Month USD-LIBOR	2.250	06/17/2020		650	31	14	0	(1)
Pay	3-Month USD-LIBOR	2.750	06/17/2025		400	30	19	0	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		280	(11)	(10)	1	0
Pay	6-Month AUD-BBR-BBSW	4.750	06/18/2024	AUD	200	23	9	1	0
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025		300	12	3	2	0
Pay	28-Day MXN-TIIE	5.810	05/02/2022	MXN	100	0	0	0	0
Pay	28-Day MXN-TIIE	5.850	05/02/2022		400	0	0	0	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		300	0	0	0	0

						$89	$37	$4	$(1)

Total Swap Agreements						$89	$40	$7	$(1)

Cash of $107 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	11/2015	AUD	7		$5	$0	$0
BPS	11/2015	BRL	32		8	0	0
CBK	11/2015	EUR	252		275	0	(7)
DUB	10/2015	BRL	905		228	0	(1)
	10/2015		$226	BRL	905	2	0
	10/2015	ZAR	180		$14	1	0
	11/2015	BRL	945		234	0	(2)
FBF	10/2015	EUR	103		117	2	0
GLM	11/2015	BRL	4		1	0	0
	11/2015	EUR	60		69	2	0
	11/2015	GBP	25		38	1	0
	04/2016	BRL	24		7	1	0
HUS	10/2015	EUR	383		436	9	0
	10/2015	GBP	515		809	30	0
	10/2015	JPY	15,524		130	1	0
	11/2015		$14	JPY	1,669	0	0
JPM	10/2015	BRL	905		$251	23	0
	10/2015		$228	BRL	905	1	0
	11/2015	BRL	4		$1	0	0
	11/2015	DKK	235		35	0	0
MSB	10/2015	AUD	90		64	1	0
	10/2015	EUR	44		50	0	0
	10/2015		$63	AUD	90	0	0
	10/2015		477	EUR	426	0	(1)
	10/2015		781	GBP	515	0	(2)
	10/2015		129	JPY	15,524	0	0
	11/2015	AUD	90		$63	0	0
	11/2015	EUR	426		478	1	0
	11/2015	GBP	515		781	2	0
	11/2015	JPY	15,524		129	0	0
	11/2015		$32	EUR	28	0	(1)
	04/2016	BRL	24		$7	1	0
SCX	11/2015	AUD	3		2	0	0
	11/2015		$6	AUD	8	0	0

Total Forward Foreign Currency Contracts						$78	$(14)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC BRL versus JPY	JPY	30.000	09/22/2016	BRL	10	$0	$0
GLM	Call - OTC USD versus BRL	BRL	3.905	03/31/2016		$40	(1)	(4)
JPM	Put - OTC BRL versus JPY	JPY	30.000	09/22/2016	BRL	30	(1)	(1)
MSB	Put - OTC BRL versus JPY		30.000	09/22/2016		20	0	(1)
	Call - OTC USD versus BRL	BRL	3.950	04/14/2016		$40	(1)	(4)

Total Written Options							$(3)	$(10)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras International Finance Co.	1.000%	12/20/2019	10.419%	$1	$0	$0	$0	$0
BRC	Petrobras International Finance Co.	1.000	12/20/2019	10.419	2	0	(1)	0	(1)
GST	Gazprom OAO Via Gaz Capital S.A.	1.000	06/20/2020	4.516	100	(13)	(1)	0	(14)
	Russia Government International Bond	1.000	06/20/2020	3.403	75	(9)	1	0	(8)
HUS	Petrobras International Finance Co.	1.000	12/20/2019	10.419	23	(2)	(5)	0	(7)
	Russia Government International Bond	1.000	06/20/2019	3.268	50	(2)	(2)	0	(4)
	Russia Government International Bond	1.000	06/20/2024	3.749	50	(5)	(4)	0	(9)
	Russia Government International Bond	1.000	09/20/2024	3.756	5	(1)	0	0	(1)
JPM	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	3.472	90	(8)	7	0	(1)
	Petrobras International Finance Co.	1.000	12/20/2019	10.419	32	(3)	(7)	0	(10)

						$(43)	$(12)	$0	$(55)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$122	$(24)	$1	$0	$(23)
FBF	CMBX.NA.AAA.6 Index	0.500	05/11/2063	100	(2)	(1)	0	(3)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	100	(2)	(2)	0	(4)
GST	CMBX.NA.AAA.6 Index	0.500	05/11/2063	200	(5)	(1)	0	(6)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	200	(7)	(1)	0	(8)
MYC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	196	(38)	2	0	(36)

					$(78)	$(2)	$0	$(80)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	1-Year BRL-CDI	12.000%	01/04/2021	BRL	100	$0	$(2)	$0	$(2)
DUB	Pay	1-Year BRL-CDI	12.810	01/04/2021		30	0	(1)	0	(1)
FBF	Pay	1-Year BRL-CDI	12.810	01/04/2021		40	0	(1)	0	(1)
GLM	Pay	1-Year BRL-CDI	16.400	01/04/2021		40	0	0	0	0
	Pay	3-Month USD-LIBOR	2.350	02/18/2021		$200	1	1	2	0
JPM	Pay	3-Month USD-LIBOR	2.350	02/18/2021		100	1	0	1	0
MYC	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	100	(1)	0	0	(1)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		40	0	(1)	0	(1)

							$1	$(4)	$3	$(6)

Total Swap Agreements							$(120)	$(18)	$3	$(141)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Asset-Backed Securities
United States	$0	$1,627	$16	$1,643
Bank Loan Obligations
United States	0	330	0	330
Common Stocks
Australia
Consumer Discretionary	0	190	0	190
Health Care	0	116	0	116
Industrials	0	305	0	305
Brazil
Industrials	68	0	0	68
Utilities	22	0	0	22
Canada
Utilities	160	0	0	160
France
Utilities	0	328	0	328
Greece
Consumer Discretionary	0	106	0	106
Hong Kong
Telecommunication Services	0	301	0	301
Italy
Financials	0	284	0	284
Industrials	0	97	0	97
Japan
Consumer Discretionary	0	91	0	91
Mexico
Consumer Staples	42	0	0	42
Netherlands
Financials	0	456	0	456
Norway
Energy	0	36	0	36
Spain
Consumer Staples	0	138	0	138
Switzerland
Health Care	0	277	0	277
Taiwan
Information Technology	0	84	0	84
Thailand
Telecommunication Services	0	59	0	59
Turkey
Industrials	0	94	0	94
United Kingdom
Consumer Staples	0	89	0	89
Energy	144	0	0	144
Financials	0	650	0	650
Telecommunication Services	0	364	0	364
United States
Consumer Discretionary	445	0	0	445
Energy	121	0	0	121
Financials	522	0	0	522
Health Care	426	0	0	426
Industrials	164	0	0	164
Information Technology	562	0	0	562
Materials	241	0	0	241
Telecommunication Services	412	0	0	412
Utilities	440	0	0	440
Corporate Bonds & Notes
Brazil
Utilities	0	57	0	57
Denmark
Banking & Finance	0	34	0	34
Ireland
Industrials	0	98	0	98
Jersey, Channel Islands
Banking & Finance	0	4	0	4
Luxembourg
Industrials	0	6	0	6
Netherlands
Banking & Finance	0	103	0	103
Portugal
Banking & Finance	0	5	0	5
United Kingdom
Industrials	0	19	0	19
United States
Banking & Finance	0	189	0	189
Industrials	0	303	0	303
Utilities	0	51	0	51
Mortgage-Backed Securities
United Kingdom	0	19	0	19
United States	0	824	0	824
Real Estate Investment Trusts
United States
Financials	496	0	0	496
Sovereign Issues
Brazil	0	199	0	199
Greece	0	49	0	49
U.S. Treasury Obligations
United States	0	468	0	468
Short-Term Instruments
Repurchase Agreements	0	31	0	31
	$4,265	$8,481	$16	$12,762

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,776	$0	$0	$1,776

Total Investments	$6,041	$8,481	$16	$14,538

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	0	(63)	0	(63)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	7	0	7
Over the counter	0	81	0	81
	$0	$88	$0	$88

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1)	0	(1)
Over the counter	0	(165)	0	(165)

	$0	$(166)	$0	$(166)

Totals	$6,041	$8,340	$16	$14,397

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Dividend and Income Builder Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3%
ASSET-BACKED SECURITIES 1.9%
UNITED STATES 1.9%
Citigroup Mortgage Loan Trust, Inc.
0.484% due 10/25/2036	$3,000	$2,653
Credit Suisse First Boston Mortgage Securities Corp.
0.814% due 01/25/2032	107	99
EMC Mortgage Loan Trust
1.494% due 02/25/2041	46	45
HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036	5,945	2,513
JPMorgan Mortgage Acquisition Trust
5.048% due 11/25/2036	200	199
Morgan Stanley Home Equity Loan Trust
0.294% due 12/25/2036	193	111
Residential Asset Securities Corp. Trust
1.079% due 01/25/2034	2,502	2,249
Structured Asset Investment Loan Trust
0.344% due 09/25/2036	7,704	6,220

Total Asset-Backed Securities (Cost $13,954)		14,089

BANK LOAN OBLIGATIONS 0.3%
UNITED STATES 0.3%
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	2,217	2,213
iHeartCommunications, Inc.
6.944% due 01/30/2019	300	250
OGX
TBD% - 13.000% due 04/10/2049	15	18

Total Bank Loan Obligations (Cost $2,534)		2,481

	SHARES
COMMON STOCKS 86.4%
AUSTRALIA 6.3%
CONSUMER DISCRETIONARY 1.9%
G8 Education Ltd.	7,062,428	14,561

HEALTH CARE 1.4%
Sonic Healthcare Ltd.	805,026	10,354

INDUSTRIALS 3.0%
Spotless Group Holdings Ltd.	14,826,532	22,467

Total Australia		47,382

BRAZIL 1.1%
INDUSTRIALS 0.8%
Arteris S.A.	2,685,400	6,435

UTILITIES 0.3%
Light S.A.	749,400	2,183

Total Brazil		8,618

CANADA 1.7%
UTILITIES 1.7%
Capital Power Corp.	924,933	13,086

Total Canada		13,086

FRANCE 3.7%
UTILITIES 3.7%
Electricite de France S.A.	347,361	6,133
Engie	886,104	14,338
Suez Environnement Co.	395,644	7,109

		27,580

Total France		27,580

GREECE 1.1%
CONSUMER DISCRETIONARY 1.1%
OPAP S.A.	888,397	8,053

Total Greece		8,053

HONG KONG 3.0%
TELECOMMUNICATION SERVICES 3.0%
China Mobile Ltd.	1,613,000	19,244
PCCW Ltd.	6,997,000	3,620

		22,864

Total Hong Kong		22,864

ITALY 4.4%
FINANCIALS 3.3%
Intesa Sanpaolo SpA	6,890,819	24,343

INDUSTRIALS 1.1%
Societa Iniziative Autostradali e Servizi SpA	755,603	8,485

Total Italy		32,828

JAPAN 1.1%
CONSUMER DISCRETIONARY 1.1%
Bridgestone Corp.	227,696	7,880

Total Japan		7,880

MEXICO 0.5%
CONSUMER STAPLES 0.5%
Coca-Cola Femsa S.A.B. de C.V. ‘L’	545,400	3,792

Total Mexico		3,792

NETHERLANDS 5.4%
FINANCIALS 5.4%
Aegon NV	3,770,623	21,621
NN Group NV	650,555	18,676

		40,297

Total Netherlands		40,297

NORWAY 0.5%
ENERGY 0.5%
ProSafe SE	1,330,150	3,706

Total Norway		3,706

SPAIN 1.5%
CONSUMER STAPLES 1.5%
Ebro Foods S.A.	572,576	11,246

Total Spain		11,246

SWITZERLAND 2.9%
HEALTH CARE 2.9%
Roche Holding AG	82,485	21,897

Total Switzerland		21,897

TAIWAN 1.0%
INFORMATION TECHNOLOGY 1.0%
Radiant Opto-Electronics Corp.	2,332,590	7,244

Total Taiwan		7,244

THAILAND 0.8%
TELECOMMUNICATION SERVICES 0.8%
Total Access Communication PCL NVDR	3,934,319	6,268

Total Thailand		6,268

TURKEY 1.0%
INDUSTRIALS 1.0%
TAV Havalimanlari Holding A/S	985,562	7,744

Total Turkey		7,744

UNITED KINGDOM 13.1%
CONSUMER STAPLES 0.9%
Imperial Tobacco Group PLC	133,515	6,903

ENERGY 1.9%
Golar LNG Partners LP	964,492	14,149

FINANCIALS 7.2%
HSBC Holdings PLC	1,887,739	14,241
ICAP PLC	1,468,107	10,168
Lloyds Banking Group PLC	26,291,780	29,932

		54,341

TELECOMMUNICATION SERVICES 3.1%
Vodafone Group PLC	7,319,128	23,085

Total United Kingdom		98,478

UNITED STATES 37.3%
CONSUMER DISCRETIONARY 5.3%
General Motors Co.	567,108	17,025
Kohl’s Corp.	303,165	14,039
SeaWorld Entertainment, Inc.	491,029	8,745

		39,809

ENERGY 1.3%
Targa Resources Corp.	184,764	9,519

FINANCIALS 5.4%
Navient Corp.	1,430,549	16,080
Prudential Financial, Inc.	183,299	13,969
Solar Capital Ltd.	683,705	10,816

		40,865

HEALTH CARE 4.9%
AbbVie, Inc.	128,747	7,005
Merck & Co., Inc.	286,451	14,148
Pfizer, Inc.	504,660	15,851

		37,004

INDUSTRIALS 1.9%
RR Donnelley & Sons Co.	979,245	14,258

INFORMATION TECHNOLOGY 6.4%
Cisco Systems, Inc.		624,169	16,385
QUALCOMM, Inc.		327,398	17,591
Symantec Corp.		718,148	13,982

			47,958

MATERIALS 2.8%
Dow Chemical Co.		180,175	7,639
International Paper Co.		250,249	9,457
Tronox Ltd. ‘A’		933,880	4,081

			21,177

TELECOMMUNICATION SERVICES 4.3%
AT&T, Inc.		775,422	25,263
CenturyLink, Inc.		276,770	6,953

			32,216

UTILITIES 5.0%
Ameren Corp.		256,428	10,839
PG&E Corp.		502,925	26,555

			37,394

Total United States			280,200

Total Common Stocks (Cost $764,810)			649,163

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 2.0%
AUSTRIA 0.0%
INDUSTRIALS 0.0%
OGX Austria GmbH
8.375% due 04/01/2022 ^		$200	0
8.500% due 06/01/2018 ^		200	0

			0

Total Austria			0

BRAZIL 0.2%
BANKING & FINANCE 0.0%
Banco Votorantim S.A.
5.250% due 02/11/2016		200	200

UTILITIES 0.2%
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		400	358
Petrobras Global Finance BV
2.429% due 01/15/2019		9	6
2.694% due 03/17/2017		23	20
3.214% due 03/17/2020		11	8
3.250% due 03/17/2017		20	18
3.500% due 02/06/2017		28	25
4.250% due 10/02/2023	EUR	100	77
4.375% due 05/20/2023		$45	29
4.875% due 03/17/2020		243	179
5.375% due 01/27/2021		1,083	793
6.250% due 12/14/2026	GBP	100	97
6.850% due 06/05/2115		$90	57

			1,667

Total Brazil			1,867

CAYMAN ISLANDS 0.0%
UTILITIES 0.0%
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		164	59

Total Cayman Islands			59

FRANCE 0.1%
BANKING & FINANCE 0.1%
BPCE S.A.
12.500% due 09/30/2019 (b)	EUR	300	455
12.500% due 08/29/2049		$100	131

			586

Total France			586

IRELAND 0.1%
BANKING & FINANCE 0.0%
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020		$100	101

INDUSTRIALS 0.1%
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	300	401

UTILITIES 0.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$100	110

Total Ireland			612

LUXEMBOURG 0.9%
BANKING & FINANCE 0.2%
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	300	329
6.125% due 02/07/2022		$1,000	1,019

			1,348

UTILITIES 0.7%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		300	260
6.000% due 11/27/2023		300	278
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		30	30
6.605% due 02/13/2018	EUR	50	59
7.288% due 08/16/2037		$139	133
8.625% due 04/28/2034		230	251
9.250% due 04/23/2019		4,100	4,541

			5,552

Total Luxembourg			6,900

MEXICO 0.0%
INDUSTRIALS 0.0%
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		300	9
9.250% due 06/30/2020 ^		100	3

			12

Total Mexico			12

NETHERLANDS 0.0%
INDUSTRIALS 0.0%
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (a)	EUR	100	116

Total Netherlands			116

UNITED KINGDOM 0.4%
BANKING & FINANCE 0.2%
Barclays Bank PLC
14.000% due 06/15/2019 (b)	GBP	300	585
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020		200	322
LBG Capital PLC
15.000% due 12/21/2019		300	638

Mitchells & Butlers Finance PLC
1.038% due 12/15/2030		161	222
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$200	218

			1,985

INDUSTRIALS 0.2%
Enterprise Inns PLC
6.875% due 02/15/2021	GBP	200	313
Marstons Issuer PLC
5.641% due 07/15/2035		200	284
Priory Group PLC
8.875% due 02/15/2019		200	314
Spirit Issuer PLC
3.287% due 12/28/2031		22	33
6.582% due 12/28/2027		200	323

			1,267

Total United Kingdom			3,252

UNITED STATES 0.2%
BANKING & FINANCE 0.1%
Cantor Fitzgerald LP
7.875% due 10/15/2019		$300	330
International Lease Finance Corp.
7.125% due 09/01/2018		325	359

			689

INDUSTRIALS 0.1%
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^		291	240
9.000% due 02/15/2020 ^		244	201
CVS Pass-Through Trust
8.353% due 07/10/2031		86	111
iHeartCommunications, Inc.
9.000% due 03/01/2021		3	3

			555

Total United States			1,244

VENEZUELA 0.1%
INDUSTRIALS 0.1%
Petroleos de Venezuela S.A.
8.500% due 11/02/2017		600	404

Total Venezuela			404

Total Corporate Bonds & Notes (Cost $16,001)			15,052

MORTGAGE-BACKED SECURITIES 2.9%
UNITED STATES 2.9%
American Home Mortgage Assets Trust
6.250% due 06/25/2037		154	106
Banc of America Alternative Loan Trust
6.000% due 04/25/2036 ^		82	71
6.000% due 06/25/2046 ^		97	79
6.000% due 07/25/2046 ^		168	139
Banc of America Funding Trust
4.921% due 05/20/2036		40	38
6.000% due 08/25/2037 ^		188	167
Banc of America Mortgage Trust
5.054% due 11/20/2046 ^		19	16
6.000% due 10/25/2036 ^		49	42
Bear Stearns ALT-A Trust
2.521% due 05/25/2036 ^		184	128
2.851% due 09/25/2035 ^		135	102
Bear Stearns Mortgage Funding Trust
7.000% due 08/25/2036		221	210
Chase Mortgage Finance Trust
2.709% due 09/25/2036 ^		97	84
Citigroup Mortgage Loan Trust, Inc.
2.622% due 07/25/2046 ^		22	19
CitiMortgage Alternative Loan Trust
6.000% due 01/25/2037 ^		132	114
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		45	39
Countrywide Alternative Loan Trust
0.894% due 10/25/2037 ^		7,055	3,266

6.000% due 05/25/2036 ^	2,907	2,606
6.000% due 06/25/2036 ^	239	216
6.000% due 02/25/2037 ^	209	168
6.000% due 03/25/2037 ^	68	55
6.000% due 05/25/2037 ^	21	17
6.000% due 06/25/2037 ^	707	597
6.250% due 12/25/2036 ^	44	36
6.500% due 12/25/2036 ^	2,149	1,730
6.500% due 11/25/2037 ^	70	58
Countrywide Home Loan Mortgage Pass-Through Trust
0.694% due 07/25/2037 ^	39	28
2.632% due 09/25/2037 ^	128	112
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 11/25/2035 ^	25	17
6.000% due 01/25/2036	71	56
Credit Suisse Mortgage Capital Certificates
2.280% due 12/29/2037	202	116
2.604% due 05/27/2036	3,585	3,555
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.000% due 03/25/2037 ^	4	4
6.750% due 08/25/2036 ^	32	26
First Horizon Alternative Mortgage Securities Trust
2.368% due 06/25/2036	744	613
HarborView Mortgage Loan Trust
4.358% due 06/19/2036 ^	27	19
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^	21	18
IndyMac Mortgage Loan Trust
2.398% due 06/25/2037	246	142
2.621% due 08/25/2035 ^	212	179
2.942% due 05/25/2037 ^	168	119
JPMorgan Alternative Loan Trust
1.793% due 05/26/2037	138	128
JPMorgan Mortgage Trust
6.500% due 07/25/2036 ^	119	98
Merrill Lynch Mortgage Investors Trust
2.656% due 03/25/2036 ^	23	16
Morgan Stanley Mortgage Loan Trust
2.751% due 06/25/2037	755	512
RBSSP Resecuritization Trust
9.503% due 06/26/2037	195	116
Residential Accredit Loans, Inc. Trust
0.594% due 10/25/2045	175	136
5.500% due 03/25/2037	841	661
6.250% due 03/25/2037 ^	63	51
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^	18	17
Structured Adjustable Rate Mortgage Loan Trust
2.636% due 10/25/2036 ^	3,882	2,886
Wells Fargo Alternative Loan Trust
2.723% due 07/25/2037 ^	2,585	2,206

Total Mortgage-Backed Securities (Cost $21,593)		21,934

MUNICIPAL BONDS & NOTES 0.1%
MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	225	196

Total Michigan		196

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	385	296

Total Virginia		296

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	370	324

Total West Virginia		324

Total Municipal Bonds & Notes (Cost $792)		816

	SHARES
REAL ESTATE INVESTMENT TRUSTS 5.6%
UNITED STATES 5.6%
FINANCIALS 5.6%
Colony Capital, Inc. ‘A’		1,433,931	28,048
Outfront Media, Inc.		679,185	14,127

			42,175

Total Real Estate Investment Trusts (Cost $51,446)			42,175

	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.1%
BRAZIL 0.1%
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.000% due 05/15/2045	BRL	1,350	288
6.000% due 08/15/2050		699	149

Total Brazil			437

GREECE 0.0%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	29,000	204
4.500% due 07/03/2017		10,000	70
4.750% due 04/17/2019	EUR	100	98

Total Greece			372

VENEZUELA 0.0%
Venezuela Government International Bond
7.650% due 04/21/2025		$100	34
7.750% due 10/13/2019		200	69

Total Venezuela			103

Total Sovereign Issues (Cost $1,613)			912

Total Investments in Securities (Cost $872,743)			746,622

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		24,375	242

Total Short-Term Instruments (Cost $242)			242

Total Investments in Affiliates (Cost $242)			242

Total Investments 99.4% (Cost $872,985)			$746,864
Financial Derivative Instruments (c)(d) 0.5% (Cost or Premiums, net $(1))			3,553
Other Assets and Liabilities, net 0.1%			753

Net Assets 100.0%			$751,170

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
British pound currency December Futures	Short	12/2015	45	$18	$11	$0
Euro currency December Futures	Short	12/2015	23	(3)	27	0
Japanese yen currency December Futures	Short	12/2015	16	15	4	0
Mexican peso currency December Futures	Short	12/2015	11	(1)	0	(3)

Total Futures Contracts				$29	$42	$(3)

Cash of $296 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	10/2015	CAD	268		$201	$0	$0
	11/2015		$201	CAD	268	0	0
HUS	10/2015	EUR	34,639		$39,475	769	0
	10/2015	GBP	45,528		71,558	2,686	0
MSB	10/2015	EUR	8,303		9,342	64	0
	10/2015		$203	CAD	268	0	(2)
	10/2015		340	EUR	304	0	0
	10/2015		69,014	GBP	45,528	0	(142)
	11/2015	GBP	45,528		$69,003	141	0
UAG	10/2015		$47,699	EUR	42,638	0	(56)
	11/2015	EUR	42,638		$47,721	55	0

Total Forward Foreign Currency Contracts						$3,715	$(200)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Russia Government International Bond	1.000%	09/20/2024	3.756%	$8	$(1)	$0	$0	$(1)

Total Swap Agreements						$(1)	$0	$0	$(1)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Asset-Backed Securities
United States	$0	$14,089	$0	$14,089
Bank Loan Obligations
United States	0	2,463	18	2,481
Common Stocks
Australia
Consumer Discretionary	0	14,561	0	14,561
Health Care	0	10,354	0	10,354
Industrials	0	22,467	0	22,467
Brazil
Industrials	6,435	0	0	6,435
Utilities	2,183	0	0	2,183
Canada
Utilities	13,086	0	0	13,086
France
Utilities	0	27,580	0	27,580
Greece
Consumer Discretionary	0	8,053	0	8,053
Hong Kong
Telecommunication Services	0	22,864	0	22,864
Italy
Financials	0	24,343	0	24,343
Industrials	0	8,485	0	8,485
Japan
Consumer Discretionary	0	7,880	0	7,880
Mexico
Consumer Staples	3,792	0	0	3,792
Netherlands
Financials	0	40,297	0	40,297
Norway
Energy	0	3,706	0	3,706
Spain
Consumer Staples	0	11,246	0	11,246
Switzerland
Health Care	0	21,897	0	21,897
Taiwan
Information Technology	0	7,244	0	7,244
Thailand
Telecommunication Services	0	6,268	0	6,268
Turkey
Industrials	0	7,744	0	7,744
United Kingdom
Consumer Staples	0	6,903	0	6,903
Energy	14,149	0	0	14,149
Financials	0	54,341	0	54,341
Telecommunication Services	0	23,085	0	23,085
United States
Consumer Discretionary	39,809	0	0	39,809
Energy	9,519	0	0	9,519
Financials	40,865	0	0	40,865
Health Care	37,004	0	0	37,004
Industrials	14,258	0	0	14,258
Information Technology	47,958	0	0	47,958
Materials	21,177	0	0	21,177
Telecommunication Services	32,216	0	0	32,216
Utilities	37,394	0	0	37,394
Corporate Bonds & Notes
Brazil
Banking & Finance	0	200	0	200
Utilities	0	1,667	0	1,667
Cayman Islands
Utilities	0	59	0	59
France
Banking & Finance	0	586	0	586
Ireland
Banking & Finance	0	101	0	101
Industrials	0	401	0	401
Utilities	0	110	0	110
Luxembourg
Banking & Finance	0	1,348	0	1,348
Utilities	0	5,552	0	5,552
Mexico
Industrials	0	12	0	12
Netherlands
Industrials	0	116	0	116
United Kingdom
Banking & Finance	0	1,985	0	1,985
Industrials	0	1,267	0	1,267
United States
Banking & Finance	0	689	0	689
Industrials	0	555	0	555
Venezuela
Industrials	0	404	0	404
Mortgage-Backed Securities
United States	0	21,934	0	21,934
Municipal Bonds & Notes
Michigan	0	196	0	196
Virginia	0	296	0	296
West Virginia	0	324	0	324
Real Estate Investment Trusts
United States
Financials	42,175	0	0	42,175
Sovereign Issues
Brazil	0	437	0	437
Greece	0	372	0	372
Venezuela	0	103	0	103
	$362,020	$384,584	$18	$746,622

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$242	$0	$0	$242

Total Investments	$362,262	$384,584	$18	$746,864

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	42	0	0	42
Over the counter	0	3,715	0	3,715
	$42	$3,715	$0	$3,757

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	0	0	(3)
Over the counter	0	(201)	0	(201)

	$(3)	$(201)	$0	$(204)

Totals	$362,301	$388,098	$18	$750,417

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO EqS® Long/Short Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 67.8%
COMMON STOCKS 30.2%
CURACAO 3.2%
INDUSTRIALS 3.2%
Neilsen Holdings PLC	620,000	$27,571

Total Curacao		27,571

UNITED KINGDOM 1.0%
CONSUMER DISCRETIONARY 1.0%
Markit Ltd. (a)	300,000	8,700

Total United Kingdom		8,700

UNITED STATES 26.0%
CONSUMER DISCRETIONARY 5.0%
Dick’s Sporting Goods, Inc.	220,000	10,914
Dollar General Corp.	60,000	4,346
Live Nation Entertainment, Inc. (a)	890,000	21,396
PVH Corp. (c)	70,000	7,136

		43,792

CONSUMER STAPLES 1.0%
Sanderson Farms, Inc.	130,000	8,914

HEALTH CARE 4.9%
Community Health Systems, Inc. (a)(c)	200,000	8,554
DaVita HealthCare Partners, Inc. (a)(c)	60,000	4,340
HealthSouth Corp. (c)	502,000	19,261
Laboratory Corp. of America Holdings (a)	100,000	10,847

		43,002

INDUSTRIALS 5.0%
Honeywell International, Inc.	40,000	3,788
KAR Auction Services, Inc. (c)	1,130,000	40,115

		43,903

INFORMATION TECHNOLOGY 8.3%
Alphabet, Inc. ‘C’ (a)	49,000	29,813
CoreLogic, Inc. (a)(c)	300,000	11,169
DST Systems, Inc. (c)	300,000	31,542

		72,524

MATERIALS 0.5%
Monsanto Co.	50,000	4,267

TELECOMMUNICATION SERVICES 1.3%
T-Mobile US, Inc. (a)(c)	290,000	11,545

Total United States		227,947

Total Common Stocks (Cost $247,541)		264,218

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY OBLIGATIONS 37.6%
UNITED STATES 37.6%
U.S. Treasury Notes
0.250% due 02/29/2016	$41,900	41,922
0.375% due 01/31/2016	116,900	117,019
0.375% due 02/15/2016	101,900	102,005

2.125% due 02/29/2016	38,800	39,126
2.625% due 02/29/2016	28,800	29,100

Total U.S. Treasury Obligations (Cost $329,096)		329,172

Total Investments in Securities (Cost $576,637)		593,390

	SHARES
INVESTMENTS IN AFFILIATES 31.9%
SHORT-TERM INSTRUMENTS 31.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 31.9%
PIMCO Short-Term Floating NAV Portfolio III	28,177,638	279,381

Total Short-Term Instruments (Cost $279,429)		279,381

Total Investments in Affiliates (Cost $279,429)		279,381

Total Investments 99.7% (Cost $856,066)		$872,771
Securities Sold Short (b) (18.6%) (Proceeds $177,925)		(162,721)
Financial Derivative Instruments (d)(e) 0.0% (Cost or Premiums, net $293)		132
Other Assets and Liabilities, net 18.9%		164,858

Net Assets 100.0%		$875,040

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

Borrowings and Other Financing Transactions

(b)	Securities Sold Short:

(c)	Securities with an aggregate market value of $110,932 and cash of $160,108 have been pledged as collateral as of September 30, 2015 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Counterparty	Description	Shares	Proceeds	Payable for Short Sales (1)
	Common Stocks
	Finland
	Industrials
HUS	Kone OYJ ‘B’	230,000	$(8,969)	$(8,753)
	Italy
	Energy
GSC	Saipem SpA	800,000	(9,294)	(6,415)
	Switzerland
	Energy
UBS	Transocean Ltd.	120,000	(1,569)	(1,550)
	United States
	Consumer Staples
FOB	Mead Johnson Nutrition Co.	150,000	(11,214)	(10,585)
JPM	SUPERVALU, Inc.	500,000	(4,106)	(3,590)
	Energy
GST	Chesapeake Energy Corp.	1,250,000	(9,238)	(9,162)
JPM	Denbury Resources, Inc.	800,000	(2,399)	(1,952)
	Linn Energy LLC	32,182	(105)	(87)
KCG	Linn Energy LLC	150,000	(560)	(403)
MSC	Linn Energy LLC	7,818	(25)	(21)
RJA	LinnCo LLC	1,190,000	(3,617)	(3,225)
SAL	California Resources Corp.	600,000	(1,858)	(1,560)
	National Oilwell Varco, Inc.	380,000	(15,213)	(14,307)
	Southwestern Energy Co.	400,000	(5,445)	(5,076)
SNF	Linn Energy LLC	81,746	(236)	(220)
UBS	Linn Energy LLC	268,254	(782)	(722)
	Financials
BBT	WisdomTree Investments, Inc.	100,000	(1,737)	(1,613)
BNP	NorthStar Asset Management Group, Inc.	800,000	(15,229)	(11,488)
MJR	LPL Financial Holdings, Inc.	260,000	(10,401)	(10,340)
	Industrials
GSC	Caterpillar, Inc.	70,000	(5,061)	(4,575)
	Healthcare Services Group, Inc.	201,000	(6,733)	(6,774)
JEF	Alaska Air Group, Inc.	70,000	(5,521)	(5,562)
	MSC Industrial Direct Co., Inc.	110,000	(7,070)	(6,713)
	WW Grainger, Inc.	27,000	(5,792)	(5,805)
UBS	Donaldson Co., Inc.	40,000	(1,148)	(1,123)
	Spirit Airlines, Inc.	65,000	(3,222)	(3,075)
	Information Technology
KCG	Zillow Group, Inc. ‘A’	125,000	(3,323)	(3,591)
PIP	Zillow Group, Inc. ‘C’	290,000	(7,985)	(7,830)
	Materials
JEF	Allegheny Technologies, Inc.	470,000	(7,815)	(6,665)
KCG	Carpenter Technology Corp.	300,000	(10,447)	(8,931)
KNT	Westlake Chemical Corp.	35,000	(1,855)	(1,816)
PER	Chemours Co.	157,233	(1,329)	(1,017)
UBS	Alcoa, Inc.	250,000	(2,250)	(2,415)
	Telecommunication Services
OPP	Sprint Corp.	1,500,000	(6,377)	(5,760)

Total Short Sales			$(177,925)	$(162,721)

(1)	Payable for short sales includes $25 of dividends payable.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Windstream Holdings, Inc.	$11.000	11/20/2015	7,700	$293	$150

Total Purchased Options				$293	$150

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received		Asset	Liability
CBK	11/2015	$ 4,747	EUR	4,247	$0	$(1)
HUS	10/2015	4,762		4,247	0	(17)

Total Forward Foreign Currency Contracts					$0	$(18)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Common Stocks
Curacao
Industrials	$27,571	$0	$0	$27,571
United Kingdom
Consumer Discretionary	8,700	0	0	8,700
United States
Consumer Discretionary	43,792	0	0	43,792
Consumer Staples	8,914	0	0	8,914
Health Care	43,002	0	0	43,002
Industrials	43,903	0	0	43,903
Information Technology	72,524	0	0	72,524
Materials	4,267	0	0	4,267
Telecommunication Services	11,545	0	0	11,545
U.S. Treasury Obligations
United States	0	329,172	0	329,172
	$264,218	$329,172	$0	$593,390

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$279,381	$0	$0	$279,381

Total Investments	$543,599	$329,172	$0	$872,771

Short Sales, at Value - Liabilities
Long-Term Equity
Common Stocks
Finland
Industrials	$0	$(8,753)	$0	$(8,753)
Italy
Energy	0	(6,415)	0	(6,415)
Switzerland
Energy	(1,550)	0	0	(1,550)
United States
Consumer Staples	(14,175)	0	0	(14,175)
Energy	(36,735)	0	0	(36,735)
Financials	(23,441)	0	0	(23,441)
Industrials	(33,627)	0	0	(33,627)
Information Technology	(11,421)	0	0	(11,421)
Materials	(20,844)	0	0	(20,844)
Telecommunication Services	(5,760)	0	0	(5,760)
	$(147,553)	$(15,168)	$0	$(162,721)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$150	$0	$150

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(18)	$0	$(18)

Totals	$396,046	$314,136	$0	$710,182

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Global Dividend Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.6%
COMMON STOCKS 89.3%
AUSTRALIA 2.6%
CONSUMER DISCRETIONARY 0.9%
G8 Education Ltd.	512,414	$1,056

INDUSTRIALS 1.7%
Spotless Group Holdings Ltd.	1,235,345	1,872

Total Australia		2,928

BRAZIL 1.9%
INDUSTRIALS 0.9%
Arteris S.A.	433,300	1,038

UTILITIES 1.0%
Light S.A.	387,610	1,129

Total Brazil		2,167

CANADA 1.9%
UTILITIES 1.9%
Capital Power Corp.	148,794	2,105

Total Canada		2,105

FRANCE 5.6%
CONSUMER STAPLES 1.9%
Carrefour S.A.	73,282	2,172

UTILITIES 3.7%
Electricite de France S.A.	51,099	902
Engie	131,443	2,127
Suez Environnement Co.	61,198	1,100

		4,129

Total France		6,301

GREECE 1.2%
CONSUMER DISCRETIONARY 1.2%
OPAP S.A.	148,698	1,348

Total Greece		1,348

HONG KONG 2.6%
TELECOMMUNICATION SERVICES 2.6%
China Mobile Ltd.	243,000	2,899

Total Hong Kong		2,899

ITALY 3.8%
FINANCIALS 2.7%
Intesa Sanpaolo SpA	851,715	3,009

INDUSTRIALS 1.1%
Societa Iniziative Autostradali e Servizi SpA	112,282	1,261

Total Italy		4,270

JAPAN 5.0%
CONSUMER DISCRETIONARY 3.1%
Bridgestone Corp.	100,746	3,486

TELECOMMUNICATION SERVICES 1.9%
Nippon Telegraph & Telephone Corp.	60,096	2,117

Total Japan		5,603

MEXICO 1.0%
CONSUMER STAPLES 1.0%
Coca-Cola Femsa S.A.B. de C.V. ‘L’	162,500	1,130

Total Mexico		1,130

NETHERLANDS 4.6%
FINANCIALS 4.6%
Aegon NV	564,300	3,236
NN Group NV	69,354	1,991

		5,227

Total Netherlands		5,227

NORWAY 0.5%
ENERGY 0.5%
ProSafe SE	216,111	602

Total Norway		602

SPAIN 1.5%
CONSUMER STAPLES 1.5%
Ebro Foods S.A.	85,462	1,679

Total Spain		1,679

SWITZERLAND 2.5%
HEALTH CARE 2.5%
Roche Holding AG	10,590	2,811

Total Switzerland		2,811

TAIWAN 1.2%
INFORMATION TECHNOLOGY 1.2%
Radiant Opto-Electronics Corp.	426,360	1,324

Total Taiwan		1,324

TURKEY 1.1%
INDUSTRIALS 1.1%
TAV Havalimanlari Holding A/S	162,103	1,274

Total Turkey		1,274

UNITED KINGDOM 11.0%
CONSUMER STAPLES 0.9%
Imperial Tobacco Group PLC	20,729	1,072

ENERGY 1.4%
Golar LNG Partners LP	104,186	1,528

FINANCIALS 5.4%
ICAP PLC	239,392	1,658

Lloyds Banking Group PLC	3,902,086	4,442

		6,100

TELECOMMUNICATION SERVICES 3.3%
Vodafone Group PLC	1,174,517	3,705

Total United Kingdom		12,405

UNITED STATES 41.3%
CONSUMER DISCRETIONARY 5.0%
General Motors Co.	58,195	1,747
Kohl’s Corp.	55,746	2,581
SeaWorld Entertainment, Inc.	72,858	1,298

		5,626

ENERGY 1.3%
Targa Resources Corp.	28,847	1,486

FINANCIALS 8.8%
Blackstone Group LP	78,215	2,477
Navient Corp.	227,982	2,563
Prudential Financial, Inc.	35,835	2,731
Regions Financial Corp.	242,861	2,188

		9,959

HEALTH CARE 4.8%
AbbVie, Inc.	17,878	973
Merck & Co., Inc.	42,943	2,121
Pfizer, Inc.	73,598	2,312

		5,406

INFORMATION TECHNOLOGY 10.0%
Cisco Systems, Inc.	93,711	2,460
NetApp, Inc.	40,344	1,194
QUALCOMM, Inc.	52,282	2,809
Symantec Corp.	115,128	2,242
Western Digital Corp.	32,389	2,573

		11,278

MATERIALS 4.7%
International Paper Co.	43,359	1,639
Steel Dynamics, Inc.	189,591	3,257
Tronox Ltd. ‘A’	98,257	429

		5,325

TELECOMMUNICATION SERVICES 3.7%
AT&T, Inc.	127,447	4,152

UTILITIES 3.0%
PG&E Corp.	62,858	3,319

Total United States		46,551

Total Common Stocks (Cost $113,920)		100,624

REAL ESTATE INVESTMENT TRUSTS 4.8%
UNITED STATES 4.8%
FINANCIALS 4.8%
Colony Capital, Inc. ‘A’	223,260	4,367

Outfront Media, Inc.	52,687	1,096

		5,463

Total Real Estate Investment Trusts (Cost $6,062)		5,463

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (a) 0.5%		587

Total Short-Term Instruments (Cost $587)		587

Total Investments in Securities (Cost $120,569)		106,674

	SHARES
INVESTMENTS IN AFFILIATES 1.1%
SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio III	121,077	1,200

Total Short-Term Instruments (Cost $1,201)		1,200

Total Investments in Affiliates (Cost $1,201)		1,200

Total Investments 95.7% (Cost $121,770)		$107,874
Financial Derivative Instruments (b) 0.2% (Cost or Premiums, net $0)		256
Other Assets and Liabilities, net 4.1%		4,573

Net Assets 100.0%		$112,703

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$587	U.S. Treasury Notes 0.625% due 02/15/2017	$(602)	$587	$587

Total Repurchase Agreements						$(602)	$587	$587

(1)	Includes accrued interest.

(b)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2015		$93	SGD	125	$0	$(5)
BOA	10/2015		3,848	GBP	2,531	0	(19)
	11/2015	GBP	2,531		$3,847	19	0
	12/2015		$75	HKD	582	0	0
CBK	10/2015	SGD	125		$88	0	(1)
	12/2015		$87	SGD	125	1	0
GLM	10/2015	GBP	2,531		$3,900	71	0
MSB	10/2015	EUR	8,758		9,976	190	0
UAG	10/2015		$9,797	EUR	8,758	0	(11)
	11/2015	EUR	8,758		$9,802	11	0

Total Forward Foreign Currency Contracts						$292	$(36)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Common Stocks
Australia
Consumer Discretionary	$0	$1,056	$0	$1,056
Industrials	0	1,872	0	1,872
Brazil
Industrials	1,038	0	0	1,038
Utilities	1,129	0	0	1,129
Canada
Utilities	2,105	0	0	2,105
France
Consumer Staples	0	2,172	0	2,172
Utilities	0	4,129	0	4,129
Greece
Consumer Discretionary	0	1,348	0	1,348
Hong Kong
Telecommunication Services	0	2,899	0	2,899
Italy
Financials	0	3,009	0	3,009
Industrials	0	1,261	0	1,261
Japan
Consumer Discretionary	0	3,486	0	3,486
Telecommunication Services	0	2,117	0	2,117
Mexico
Consumer Staples	1,130	0	0	1,130
Netherlands
Financials	0	5,227	0	5,227
Norway
Energy	0	602	0	602
Spain
Consumer Staples	0	1,679	0	1,679
Switzerland
Health Care	0	2,811	0	2,811
Taiwan
Information Technology	0	1,324	0	1,324
Turkey
Industrials	0	1,274	0	1,274
United Kingdom
Consumer Staples	0	1,072	0	1,072
Energy	1,528	0	0	1,528
Financials	0	6,100	0	6,100
Telecommunication Services	0	3,705	0	3,705
United States
Consumer Discretionary	5,626	0	0	5,626
Energy	1,486	0	0	1,486
Financials	9,959	0	0	9,959
Health Care	5,406	0	0	5,406
Information Technology	11,278	0	0	11,278
Materials	5,325	0	0	5,325
Telecommunication Services	4,152	0	0	4,152
Utilities	3,319	0	0	3,319
Real Estate Investment Trusts
United States
Financials	5,463	0	0	5,463
Short-Term Instruments
Repurchase Agreements	0	587	0	587
	$58,944	$47,730	$0	$106,674

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,200	$0	$0	$1,200
Total Investments	$60,144	$47,730	$0	$107,874

Financial Derivative Instruments - Assets
Over the counter	$0	$292	$0	$292

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(36)	$0	$(36)
Totals	$60,144	$47,986	$0	$108,130

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO International Dividend Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.9%
COMMON STOCKS 91.9%
AUSTRALIA 11.3%
CONSUMER DISCRETIONARY 2.0%
G8 Education Ltd.	52,940	$109

CONSUMER STAPLES 1.7%
Coca-Cola Amatil Ltd.	14,823	94

HEALTH CARE 1.9%
Sonic Healthcare Ltd.	8,454	109

INDUSTRIALS 4.7%
Asciano Ltd.	10,496	62
Spotless Group Holdings Ltd.	132,231	200

		262

MATERIALS 1.0%
Iluka Resources Ltd.	12,636	56

Total Australia		630

BRAZIL 2.8%
INDUSTRIALS 1.4%
Arteris S.A.	32,339	78

UTILITIES 1.4%
Light S.A.	27,179	79

Total Brazil		157

CANADA 2.5%
UTILITIES 2.5%
Capital Power Corp.	9,680	137

Total Canada		137

CHINA 2.1%
CONSUMER STAPLES 2.1%
Want Want China Holdings Ltd.	141,000	116

Total China		116

CURACAO 2.6%
INDUSTRIALS 2.6%
Neilsen Holdings PLC	3,281	146

Total Curacao		146

FRANCE 8.0%
CONSUMER STAPLES 1.6%
Carrefour S.A.	2,918	87

UTILITIES 6.4%
Electricite de France S.A.	9,495	168
Engie	8,159	132

Suez Environnement Co.	3,092	55

		355

Total France		442

GREECE 1.3%
CONSUMER DISCRETIONARY 1.3%
OPAP S.A.	7,873	71

Total Greece		71

HONG KONG 4.6%
TELECOMMUNICATION SERVICES 4.6%
China Mobile Ltd.	12,000	143
PCCW Ltd.	216,865	112

		255

Total Hong Kong		255

ISRAEL 1.8%
HEALTH CARE 1.8%
Teva Pharmaceutical Industries Ltd. SP - ADR	1,806	102

Total Israel		102

ITALY 4.7%
FINANCIALS 3.2%
Intesa Sanpaolo SpA	49,580	175

INDUSTRIALS 1.5%
Societa Iniziative Autostradali e Servizi SpA	7,443	84

Total Italy		259

JAPAN 8.1%
CONSUMER DISCRETIONARY 3.4%
Bridgestone Corp.	5,443	188

CONSUMER STAPLES 2.2%
Lawson, Inc.	1,643	121

TELECOMMUNICATION SERVICES 2.5%
Nippon Telegraph & Telephone Corp.	4,000	141

Total Japan		450

LUXEMBOURG 0.5%
INDUSTRIALS 0.5%
Regus PLC	6,034	28

Total Luxembourg		28

MEXICO 1.2%
CONSUMER STAPLES 1.2%
Coca-Cola Femsa S.A.B. de C.V. ‘L’	9,900	69

Total Mexico		69

NETHERLANDS 6.0%
FINANCIALS 6.0%
Aegon NV	33,183	190

NN Group NV	4,900	141

		331

Total Netherlands		331

NORWAY 0.6%
ENERGY 0.6%
ProSafe SE	12,198	34

Total Norway		34

SPAIN 1.6%
CONSUMER STAPLES 1.6%
Ebro Foods S.A.	4,614	91

Total Spain		91

SWITZERLAND 3.2%
HEALTH CARE 3.2%
Roche Holding AG	664	176

Total Switzerland		176

TAIWAN 2.1%
INFORMATION TECHNOLOGY 2.1%
Radiant Opto-Electronics Corp.	37,496	116

Total Taiwan		116

THAILAND 1.4%
TELECOMMUNICATION SERVICES 1.4%
Total Access Communication PCL NVDR	49,900	79

Total Thailand		79

TURKEY 1.8%
INDUSTRIALS 1.8%
TAV Havalimanlari Holding A/S	12,542	99

Total Turkey		99

UNITED KINGDOM 16.1%
CONSUMER STAPLES 1.0%
Imperial Tobacco Group PLC	1,053	54

ENERGY 2.4%
Golar LNG Partners LP	9,167	135

FINANCIALS 8.9%
HSBC Holdings PLC	15,001	113
ICAP PLC	18,193	126
Lloyds Banking Group PLC	222,914	254

		493

TELECOMMUNICATION SERVICES 3.8%
Vodafone Group PLC	68,054	215

Total United Kingdom		897

UNITED STATES 7.6%
HEALTH CARE 3.5%
AbbVie, Inc.	1,419	77
Pfizer, Inc.	3,633	114

		191

INFORMATION TECHNOLOGY 4.1%
Cisco Systems, Inc.	3,400	89

QUALCOMM, Inc.	2,595	140

		229

Total United States		420

Total Common Stocks (Cost $5,721)		5,105

EXCHANGE-TRADED FUNDS 2.0%
UNITED STATES 2.0%
Vanguard FTSE All-World ex-US ETF	2,612	111

Total Exchange-Traded Funds (Cost $111)		111

Total Investments in Securities (Cost $5,832)		5,216

INVESTMENTS IN AFFILIATES 2.9%
SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short-Term Floating NAV Portfolio III	16,150	160

Total Short-Term Instruments (Cost $160)		160

Total Investments in Affiliates (Cost $160)		160

Total Investments 96.8% (Cost $5,992)		$5,376
Financial Derivative Instruments (a)(b) 0.2% (Cost or Premiums, net $0)		10
Other Assets and Liabilities, net 3.0%		166

Net Assets 100.0%		$5,552

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2015		$172	GBP	113	$0	$(1)
	11/2015	GBP	113		$172	1	0
BPS	11/2015	EUR	37		42	0	0
CBK	11/2015	AUD	30		22	1	0
	11/2015	EUR	176		191	0	(5)
	11/2015		$272	EUR	243	0	0
HUS	11/2015	AUD	547		$400	17	0
	11/2015	GBP	36		56	2	0
NAB	10/2015		$277	EUR	243	0	(6)
RBC	11/2015		42	AUD	58	0	(1)
	11/2015		56	EUR	50	0	0
	11/2015		63	GBP	40	0	(2)
SCX	10/2015	GBP	113		$176	5	0
SOG	11/2015	EUR	50		55	0	(1)

Total Forward Foreign Currency Contracts						$26	$(16)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Common Stocks
Australia
Consumer Discretionary	$0	$109	$0	$109
Consumer Staples	0	94	0	94
Health Care	0	109	0	109
Industrials	0	262	0	262
Materials	0	56	0	56
Brazil
Industrials	78	0	0	78
Utilities	79	0	0	79
Canada
Utilities	137	0	0	137
China
Consumer Staples	0	116	0	116
Curacao
Industrials	146	0	0	146
France
Consumer Staples	0	87	0	87
Utilities	0	355	0	355
Greece
Consumer Discretionary	0	71	0	71
Hong Kong
Telecommunication Services	0	255	0	255
Israel
Health Care	102	0	0	102
Italy
Financials	0	175	0	175
Industrials	0	84	0	84
Japan
Consumer Discretionary	0	188	0	188
Consumer Staples	0	121	0	121
Telecommunication Services	0	141	0	141
Luxembourg
Industrials	0	28	0	28
Mexico
Consumer Staples	69	0	0	69
Netherlands
Financials	0	331	0	331
Norway
Energy	0	34	0	34
Spain
Consumer Staples	0	91	0	91
Switzerland
Health Care	0	176	0	176
Taiwan
Information Technology	0	116	0	116
Thailand
Telecommunication Services	0	79	0	79
Turkey
Industrials	0	99	0	99
United Kingdom
Consumer Staples	0	54	0	54
Energy	135	0	0	135
Financials	0	493	0	493
Telecommunication Services	0	215	0	215
United States
Health Care	191	0	0	191
Information Technology	229	0	0	229
Exchange-Traded Funds
United States	111	0	0	111
	$1,277	$3,939	$0	$5,216

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$160	$0	$0	$160

Total Investments	$1,437	$3,939	$0	$5,376

Financial Derivative Instruments - Assets
Over the counter	$0	$26	$0	$26

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(16)	$0	$(16)

Totals	$1,437	$3,949	$0	$5,386

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Emerging Markets Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.1%
COMMON STOCKS 88.4%
BRAZIL 8.0%
CONSUMER DISCRETIONARY 0.1%
Lojas Renner S.A.	12,500	$58

CONSUMER STAPLES 0.8%
AMBEV S.A. - ADR	76,957	377
BRF S.A.	3,800	68
JBS S.A.	68,400	290
Marfrig Global Foods S.A. (a)	130,700	236
Natura Cosmeticos S.A.	50,900	250
Souza Cruz S.A.	15,000	102

		1,323

ENERGY 0.2%
Petroleo Brasileiro S.A. SP - ADR (a)	83,794	364
Ultrapar Participacoes S.A.	1,300	22

		386

FINANCIALS 3.8%
Banco Bradesco S.A. ADR	247,491	1,327
Banco do Brasil S.A.	360,800	1,383
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	50,200	140
BR Malls Participacoes S.A.	5,000	13
Itau Unibanco Holding S.A. SP - ADR	449,993	2,979
Sul America S.A.	69,759	314

		6,156

INDUSTRIALS 0.1%
CCR S.A.	15,900	49
Embraer S.A. SP - ADR	2,872	73
Rumo Logistica Operadora Multimodal S.A. (a)	19,070	29

		151

INFORMATION TECHNOLOGY 0.0%
Cielo S.A.	2,260	21

MATERIALS 0.6%
Cia Siderurgica Nacional S.A. SP - ADR	492,220	472
Fibria Celulose S.A. SP - ADR	10,578	143
Gerdau S.A. SP - ADR	290,969	399
Klabin S.A.	5,300	29

		1,043

TELECOMMUNICATION SERVICES 0.6%
Telefonica Brasil S.A. ADR	85,551	781
Tim Participacoes S.A. ADR	26,529	251

		1,032

UTILITIES 1.8%
Alupar Investimento S.A.	4,600	17
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	122,981	477
Cia de Saneamento de Minas Gerais-COPASA	16,500	52
Cia Energetica de Minas Gerais - ADR	474,265	844
CPFL Energia S.A. - ADR	62,680	470
EDP - Energias do Brasil S.A.	153,200	444
Light S.A.	78,600	229
Tractebel Energia S.A.	35,300	301

Transmissora Alianca de Energia Eletrica S.A.	18,700	90

		2,924

Total Brazil		13,094

CHINA 19.1%
CONSUMER DISCRETIONARY 0.1%
GOME Electrical Appliances Holding Ltd.	490,000	76
Great Wall Motor Co. Ltd. ‘H’	13,500	15

		91

CONSUMER STAPLES 0.0%
Hengan International Group Co. Ltd.	3,000	29

ENERGY 2.8%
China Coal Energy Co. Ltd. ‘H’	55,000	22
China Petroleum & Chemical Corp. ‘H’	2,610,400	1,606
China Shenhua Energy Co. Ltd. ‘H’	359,500	553
CNOOC Ltd.	1,330,000	1,371
Inner Mongolia Yitai Coal Co. Ltd. ‘B’	240,709	197
PetroChina Co. Ltd. ‘H’	1,024,000	712
Yanzhou Coal Mining Co. Ltd. ‘H’	130,000	58

		4,519

FINANCIALS 14.1%
Agile Property Holdings Ltd.	1,070,000	560
Agricultural Bank of China Ltd. ‘H’	4,034,000	1,527
Bank of China Ltd. ‘H’	9,380,000	4,045
Bank of Communications Co. Ltd. ‘H’	1,455,000	1,014
China CITIC Bank Corp. Ltd. ‘H’	779,000	455
China Construction Bank Corp. ‘H’	8,517,000	5,684
China Everbright Bank Co. Ltd. ‘H’	357,000	156
China Life Insurance Co. Ltd. ‘H’	182,000	634
China Merchants Bank Co. Ltd. ‘H’	443,000	1,080
China Minsheng Banking Corp. Ltd. ‘H’	543,600	504
China Vanke Co. Ltd. ‘H’	13,000	28
Chongqing Rural Commercial Bank Co. Ltd. ‘H’	429,000	246
Country Garden Holdings Co. Ltd.	310,000	112
Dalian Wanda Commercial Properties Co. Ltd. ‘H’	7,000	40
Evergrande Real Estate Group Ltd.	1,210,000	691
Guangzhou R&F Properties Co. Ltd. ‘H’	535,600	485
Industrial & Commercial Bank of China Ltd. ‘H’	8,098,000	4,678
New China Life Insurance Co. Ltd. ‘H’	54,500	236
People’s Insurance Co. Group of China Ltd. ‘H’	135,000	66
PICC Property & Casualty Co. Ltd. ‘H’	34,000	67
Ping An Insurance Group Co. of China Ltd. ‘H’	116,000	580
Sino-Ocean Land Holdings Ltd.	188,000	102
SOHO China Ltd.	630,000	246

		23,236

INDUSTRIALS 0.5%
China Communications Construction Co. Ltd. ‘H’	397,000	492
China Railway Construction Corp. Ltd. ‘H’	82,500	122
China Railway Group Ltd. ‘H’	189,000	173
Fosun International Ltd.	24,500	42
Metallurgical Corp. of China Ltd. ‘H’	213,000	63

		892

INFORMATION TECHNOLOGY 0.1%
Lenovo Group Ltd.	144,000	122
Semiconductor Manufacturing International Corp. (a)	264,000	24

		146

MATERIALS 0.4%
Anhui Conch Cement Co. Ltd. ‘H’	7,500	22
China National Building Material Co. Ltd. ‘H’	1,008,000	584
Jiangxi Copper Co. Ltd. ‘H’	18,000	22

		628

TELECOMMUNICATION SERVICES 0.8%
China Telecom Corp. Ltd. ‘H’	2,864,000	1,380

UTILITIES 0.3%
Datang International Power Generation Co. Ltd. ‘H’	86,000	33

Huaneng Power International, Inc. ‘H’	368,000	399

		432

Total China		31,353

GREECE 0.1%
CONSUMER DISCRETIONARY 0.0%
OPAP S.A.	8,555	78

TELECOMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization S.A.	14,619	128

Total Greece		206

HONG KONG 5.0%
CONSUMER STAPLES 0.3%
China Resources Enterprise Ltd.	232,000	432

FINANCIALS 0.8%
BOC Hong Kong Holdings Ltd.	111,000	327
China Overseas Land & Investment Ltd.	56,000	170
China Resources Land Ltd.	42,000	99
China Taiping Insurance Holdings Co. Ltd. (a)	127,000	397
Poly Property Group Co. Ltd.	701,000	194
Yuexiu Property Co. Ltd.	150,000	25

		1,212

INDUSTRIALS 0.1%
China Merchants Holdings International Co. Ltd.	6,000	18
Shanghai Industrial Holdings Ltd.	84,000	186

		204

TELECOMMUNICATION SERVICES 3.6%
China Mobile Ltd.	401,000	4,784
China Unicom Hong Kong Ltd.	936,000	1,190

		5,974

UTILITIES 0.2%
China Power International Development Ltd.	110,000	72
China Resources Power Holdings Co. Ltd.	104,000	237
Guangdong Investment Ltd.	22,000	33

		342

Total Hong Kong		8,164

INDIA 2.0%
CONSUMER DISCRETIONARY 0.2%
Tata Motors Ltd. SP - ADR (a)	13,995	315

ENERGY 0.4%
Reliance Industries Ltd. SP - GDR	22,504	585

FINANCIALS 0.8%
State Bank of India GDR	36,709	1,337

INFORMATION TECHNOLOGY 0.4%
Infosys Ltd. SP - ADR	38,668	738

MATERIALS 0.2%
Vedanta Resources PLC	50,118	323

Total India		3,298

INDONESIA 1.6%
CONSUMER DISCRETIONARY 0.1%
Astra International Tbk PT	668,900	240

CONSUMER STAPLES 0.1%
Indofood Sukses Makmur Tbk PT	393,800	148

ENERGY 0.1%
Adaro Energy Tbk PT	2,392,200	88
Bumi Resources Tbk PT (a)	15,577,800	53
Indo Tambangraya Megah Tbk PT	63,500	43

		184

FINANCIALS 0.5%
Bank Central Asia Tbk PT	290,200	244
Bank Mandiri Persero Tbk PT	438,600	238
Bank Negara Indonesia Persero Tbk PT	546,400	155
Bank Rakyat Indonesia Persero Tbk PT	370,200	219

		856

INDUSTRIALS 0.1%
Berlian Laju Tanker Tbk PT (a)	707,200	0
United Tractors Tbk PT	74,500	89

		89

MATERIALS 0.0%
Semen Indonesia Persero Tbk PT	90,900	56

TELECOMMUNICATION SERVICES 0.6%
Telekomunikasi Indonesia Persero Tbk PT	5,562,500	1,005

UTILITIES 0.1%
Perusahaan Gas Negara Persero Tbk PT	793,500	137

Total Indonesia		2,715

MEXICO 2.7%
CONSUMER DISCRETIONARY 0.0%
Grupo Televisa S.A.B. SP - ADR	760	20
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	212,200	0

		20

CONSUMER STAPLES 0.3%
Fomento Economico Mexicano S.A.B. de C.V. SP - ADR	1,378	123
Grupo Bimbo S.A.B. de C.V. ‘A’ (a)	60,300	153
Kimberly-Clark de Mexico S.A.B. de C.V. ‘A’	54,000	122
Wal-Mart de Mexico S.A.B. de C.V.	71,500	176

		574

FINANCIALS 0.3%
Grupo Financiero Inbursa S.A.B. de C.V. ‘O’	10,700	22
Grupo Financiero Santander Mexico S.A.B. de C.V. ADR ‘B’	61,531	452

		474

INDUSTRIALS 0.1%
Alfa S.A.B. de C.V. ‘A’	13,800	27
Corp. GEO S.A.B. de C.V. ‘B’ (a)	95,700	0
Empresas ICA S.A.B. de C.V. (a)	185,100	77
Grupo Aeromexico S.A.B. de C.V. (a)	43,222	68

		172

MATERIALS 0.5%
Cemex S.A.B. de C.V. SP - ADR (a)	74,801	523
Fresnillo PLC	2,567	23
Grupo Mexico S.A.B. de C.V. ‘B’	49,999	121
Industrias Penoles S.A.B. de C.V.	6,750	92

		759

TELECOMMUNICATION SERVICES 1.5%
America Movil S.A.B. de C.V. SP - ADR ‘L’	146,900	2,431

Total Mexico		4,430

PERU 0.1%
MATERIALS 0.1%
Southern Copper Corp.	4,707	126

Total Peru		126

POLAND 2.5%
ENERGY 0.7%
Grupa Lotos S.A. (a)	4,249	31
Polski Koncern Naftowy Orlen S.A.	54,866	958
Polskie Gornictwo Naftowe i Gazownictwo S.A.	93,679	161

		1,150

FINANCIALS 0.4%
Bank Pekao S.A.	4,072	165
Powszechna Kasa Oszczednosci Bank Polski S.A.	35,823	278
Powszechny Zaklad Ubezpieczen S.A.	1,593	164

		607

INDUSTRIALS 0.0%
PKP Cargo S.A.	1,265	22

INFORMATION TECHNOLOGY 0.1%
Asseco Poland S.A.	4,903	70

MATERIALS 0.5%
Jastrzebska Spolka Weglowa S.A.	8,410	25
KGHM Polska Miedz S.A.	38,322	828

		853

TELECOMMUNICATION SERVICES 0.3%
Orange Polska S.A.	258,179	494

UTILITIES 0.5%
Enea S.A.	34,065	121
Energa S.A.	17,172	76
PGE Polska Grupa Energetyczna S.A.	138,972	494
Tauron Polska Energia S.A.	221,434	191

		882

Total Poland		4,078

RUSSIA 12.3%
CONSUMER STAPLES 0.1%
Lenta Ltd. GDR (a)	4,731	35
X5 Retail Group NV GDR (a)	10,624	185

		220

ENERGY 8.6%
Gazprom Neft OAO SP - ADR	9,875	109
Gazprom PAO SP - ADR	1,034,730	4,174
Lukoil PJSC SP - ADR	126,313	4,302
Rosneft OAO SP - GDR	281,414	1,042
Surgutneftegas OAO SP - ADR	754,536	3,861
Tatneft OAO SP - ADR	22,198	623

		14,111

FINANCIALS 0.4%
Sberbank of Russia SP - ADR	74,053	367
VTB Bank PJSC GDR	92,766	187

		554

INDUSTRIALS 0.1%
Aeroflot - Russian Airlines OJSC	381,460	207

MATERIALS 1.7%
Alrosa PAO	61,468	54
Mechel SP - ADR	65,977	60
MMC Norilsk Nickel PJSC - ADR	139,457	2,004
PhosAgro OAO GDR	12,115	168
Severstal PAO GDR	41,573	441

		2,727

TELECOMMUNICATION SERVICES 1.3%
MegaFon PJSC SP - GDR	38,101	463
Mobile TeleSystems PJSC	258,270	844
Rostelecom OJSC	229,930	299
Sistema JSFC SP - GDR	85,214	589

		2,195

UTILITIES 0.1%
Federal Grid Co. Unified Energy System PJSC	114,440,000	104
Inter RAO UES PJSC	1,990,000	32

		136

Total Russia		20,150

SOUTH AFRICA 9.6%
CONSUMER DISCRETIONARY 0.6%
Foschini Group Ltd.	26,235	266
Imperial Holdings Ltd.	20,207	248
Mr Price Group Ltd.	5,094	71
Steinhoff International Holdings Ltd.	24,155	148
Sun International Ltd.	5,391	34
Truworths International Ltd.	9,448	58
Woolworths Holdings Ltd.	17,235	121

		946

CONSUMER STAPLES 0.1%
Shoprite Holdings Ltd.	5,456	62
Tiger Brands Ltd.	4,381	96

		158

ENERGY 0.8%
Exxaro Resources Ltd.	23,120	88
Sasol Ltd.	46,230	1,295

		1,383

FINANCIALS 3.4%
African Bank Investments Ltd.	90,857	0
Barclays Africa Group Ltd.	94,834	1,166
Discovery Ltd.	2,910	29
FirstRand Ltd.	148,590	528
Investec Ltd.	16,141	124
Liberty Holdings Ltd.	38,531	352
MMI Holdings Ltd.	47,851	82
Nedbank Group Ltd.	29,078	462
Sanlam Ltd.	153,042	662
Standard Bank Group Ltd.	220,950	2,157

		5,562

HEALTH CARE 0.1%
Aspen Pharmacare Holdings Ltd.	840	18
Netcare Ltd.	51,466	135

		153

INDUSTRIALS 0.5%
Aveng Ltd.	71,944	19
Barloworld Ltd.	58,687	320
Bidvest Group Ltd.	13,978	330
Reunert Ltd.	31,505	139

		808

MATERIALS 2.4%
AngloGold Ashanti Ltd. SP - ADR (a)	108,088	885
ArcelorMittal South Africa Ltd. (a)	29,891	18
Gold Fields Ltd. SP - ADR	557,376	1,483
Impala Platinum Holdings Ltd. (a)	86,271	240
Kumba Iron Ore Ltd.	51,197	291
Lonmin PLC (a)	74,710	18
Mondi Ltd.	1,818	38
Nampak Ltd.	100,406	187
PPC Ltd.	108,179	134
Sappi Ltd. (a)	92,812	285
Sibanye Gold Ltd.	326,953	372

		3,951

TELECOMMUNICATION SERVICES 1.7%
MTN Group Ltd.	136,940	1,761
Telkom S.A. SOC Ltd.	155,917	750
Vodacom Group Ltd.	35,738	355

		2,866

Total South Africa		15,827

SOUTH KOREA 13.3%
CONSUMER DISCRETIONARY 2.5%
Hankook Tire Co. Ltd.	1,320	44
Hyundai Department Store Co. Ltd.	231	26
Hyundai Mobis Co. Ltd.	382	75
Hyundai Motor Co.	12,482	1,735
Kia Motors Corp.	18,615	844
LG Electronics, Inc.	27,475	1,061
Lotte Shopping Co. Ltd.	968	234
STX Offshore & Shipbuilding (a)	7,896	0

		4,019

CONSUMER STAPLES 0.2%
E-Mart Co. Ltd.	1,128	220
KT&G Corp.	1,638	154

		374

ENERGY 0.4%
GS Holdings Corp.	4,640	179
S-Oil Corp.	1,382	74
SK Innovation Co. Ltd.	3,785	315

		568

FINANCIALS 2.9%
DGB Financial Group, Inc.	18,033	160
Dongbu Insurance Co. Ltd.	1,111	58
Hana Financial Group, Inc.	8,833	197
Hanwha Life Insurance Co. Ltd.	38,231	263
Hyundai Marine & Fire Insurance Co. Ltd.	9,982	255
Industrial Bank of Korea	43,243	498
KB Financial Group, Inc.	20,200	600
Mirae Asset Life Insurance Co. Ltd.	8,395	42
Samsung Card Co. Ltd.	871	27
Samsung Fire & Marine Insurance Co. Ltd.	203	48
Samsung Life Insurance Co. Ltd.	7,911	662
Shinhan Financial Group Co. Ltd.	30,329	1,061
Tongyang Life Insurance Co. Ltd.	8,961	108
Woori Bank	108,107	859

		4,838

INDUSTRIALS 1.8%
CJ Corp.	3,011	672
Doosan Heavy Industries & Construction Co. Ltd.	5,691	102
Doosan Infracore Co. Ltd. (a)	10,600	59
Korean Air Lines Co. Ltd. (a)	8,932	237
LS Corp.	5,403	157
Samsung Engineering Co. Ltd.	904	23
SK Holdings Co. Ltd.	7,318	1,511
SK Networks Co. Ltd.	19,804	115

		2,876

INFORMATION TECHNOLOGY 2.9%
LG Display Co. Ltd.	19,697	376
Samsung Electro-Mechanics Co. Ltd.	1,937	106
Samsung Electronics Co. Ltd.	4,478	4,296
SK Hynix, Inc.	2,100	60

		4,838

MATERIALS 0.6%
Hanwha Corp.	7,365	243
Hyosung Corp.	596	57
POSCO Processing & Service Co. Ltd.	4,882	690

		990

TELECOMMUNICATION SERVICES 1.5%
KT Corp. SP - ADR (a)	75,927	992
LG Uplus Corp.	86,682	887
SK Telecom Co. Ltd. SP - ADR	26,554	648

		2,527

UTILITIES 0.5%
Korea Electric Power Corp.	20,518	846

Total South Korea		21,876

TAIWAN 9.2%
CONSUMER DISCRETIONARY 0.3%
Pou Chen Corp.	311,000	468
Ruentex Industries Ltd.	26,000	46

		514

CONSUMER STAPLES 0.2%
Uni-President Enterprises Corp.	195,640	340

FINANCIALS 1.2%
Cathay Financial Holding Co. Ltd.	80,000	110
China Development Financial Holding Corp.	413,000	111
China Life Insurance Co. Ltd.	434,300	331
CTBC Financial Holding Co. Ltd.	328,624	170
First Financial Holding Co. Ltd.	276,900	126
Fubon Financial Holding Co. Ltd.	83,000	130
Hua Nan Financial Holdings Co. Ltd.	269,748	126
Mega Financial Holding Co. Ltd.	353,000	245
Shanghai Commercial & Savings Bank Ltd.	24,922	24
Shin Kong Financial Holding Co. Ltd.	379,903	90
SinoPac Financial Holdings Co. Ltd.	177,144	56
Taishin Financial Holding Co. Ltd.	557,000	198
Taiwan Business Bank (a)	318,681	79
Taiwan Cooperative Financial Holding Co. Ltd.	230,650	96
Yuanta Financial Holding Co. Ltd.	123,147	46

		1,938

INDUSTRIALS 0.2%
Far Eastern New Century Corp.	318,520	284

INFORMATION TECHNOLOGY 5.6%
Acer, Inc. (a)	753,000	296
Advanced Semiconductor Engineering, Inc.	23,000	25
Asustek Computer, Inc.	65,000	559
AU Optronics Corp.	1,465,000	434
Catcher Technology Co. Ltd.	4,000	43
Compal Electronics, Inc.	1,059,000	602
Delta Electronics, Inc.	25,000	118
Hon Hai Precision Industry Co. Ltd.	418,950	1,094
HTC Corp.	259,000	501
Innolux Corp.	772,000	242
Inventec Corp.	43,000	21
Lite-On Technology Corp.	435,770	401
Macronix International (a)	137,000	18
MediaTek, Inc.	3,000	22
Novatek Microelectronics Corp.	10,000	31
Pegatron Corp.	178,000	436
Powertech Technology, Inc.	154,000	279
Quanta Computer, Inc.	157,000	273
Siliconware Precision Industries Co. Ltd.	74,000	92
Synnex Technology International Corp.	20,000	20
Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR	140,590	2,917
TPK Holding Co. Ltd.	4,000	10
United Microelectronics Corp.	1,503,000	494
Wistron Corp.	510,821	267
WPG Holdings Ltd.	23,000	22

		9,217

MATERIALS 0.5%
Asia Cement Corp.	107,000	105
China Steel Corp.	409,000	239
Formosa Chemicals & Fibre Corp.	58,000	118
Formosa Plastics Corp.	56,000	119
Taiwan Cement Corp.	207,000	210

		791

TELECOMMUNICATION SERVICES 1.2%
Chunghwa Telecom Co. Ltd.	530,000	1,593
Far EasTone Telecommunications Co. Ltd.	128,000	276
Taiwan Mobile Co. Ltd.	65,000	199

		2,068

Total Taiwan		15,152

THAILAND 2.9%
CONSUMER STAPLES 0.0%
Charoen Pokphand Foods PCL	41,500	24
CP ALL PCL	24,100	32

		56

ENERGY 1.4%
Banpu Public Co. Ltd.	1,077,500	594
PTT Exploration & Production PCL	231,100	448
PTT PCL	162,800	1,081
Thai Oil PCL	159,300	232

		2,355

FINANCIALS 1.1%
Bangkok Bank PCL	160,200	704
Kasikornbank PCL	83,400	392
Krung Thai Bank PCL	801,175	378
Siam Commercial Bank PCL	86,700	321

		1,795

INDUSTRIALS 0.1%
Thai Airways International PCL	358,300	100

MATERIALS 0.2%
PTT Global Chemical PCL	170,500	253
Siam Cement PCL	10,000	129

		382

TELECOMMUNICATION SERVICES 0.1%
Advanced Info Service PCL	25,200	157

Total Thailand		4,845

Total Common Stocks (Cost $183,451)		145,314

	UNITS
EQUITY-LINKED SECURITIES 5.6%
CURACAO 0.9%
CONSUMER DISCRETIONARY 0.3%
Merrill Lynch International & Co., ITC Ltd. - Exp. 05/22/2018	94,667	475

ENERGY 0.0%
Merrill Lynch International & Co., Cairn India Ltd. - Exp. 05/31/2018	35,057	82

FINANCIALS 0.1%
Merrill Lynch International & Co., Hindalco Industries Ltd. - Exp. 11/25/2019	162,675	176

INFORMATION TECHNOLOGY 0.4%
Merrill Lynch International & Co., Hindustan Unilever Ltd. - Exp. 06/17/2019	13,724	171
Merrill Lynch International & Co., Larsen & Toubro Ltd. - Exp. 05/29/2018	15,492	347
Merrill Lynch International & Co., Tata Consultancy Services Ltd. - Exp. 01/08/2019	3,760	148

		666

TELECOMMUNICATION SERVICES 0.0%
Merrill Lynch International & Co., Idea Cellular Ltd. - Exp. 06/07/2018	11,162	25

UTILITIES 0.1%
Merrill Lynch International & Co., CESC Ltd. - Exp. 05/22/2018	12,878	102

Total Curacao		1,526

INDIA 0.3%
FINANCIALS 0.3%
JP Morgan Chase Bank, N.A., Axis Bank Ltd. - Exp. 01/25/2018	61,266	463

Total India		463

LUXEMBOURG 0.0%
ENERGY 0.0%
JP Morgan Chase Bank, N.A., Essar Oil Ltd. - Exp. 11/02/2016	23,830	72

Total Luxembourg		72

NETHERLANDS 1.7%
FINANCIALS 0.7%
JP Morgan Chase Bank, N.A., ICICI Bank Ltd. - Exp. 07/02/2019	165,853	684
JP Morgan Chase Bank, N.A., Punjab National Bank - Exp. 05/05/2016	207,272	422

		1,106

HEALTH CARE 0.2%
JP Morgan Chase Bank, N.A., Dr Reddy’s Laboratories Ltd. - Exp. 03/03/2020	1,216	77
JP Morgan Chase Bank, N.A., Sun Pharmaceutical Industries Ltd. - Exp. 04/03/2018	23,727	315

		392

INDUSTRIALS 0.5%
JP Morgan Chase Bank, N.A., Tata Steel Ltd. - Exp. 12/21/2015	257,849	836

UTILITIES 0.3%
JP Morgan Chase Bank, N.A., Power Grid Corp. of India Ltd. - Exp. 12/05/2018	86,053	174
JP Morgan Chase Bank, N.A., Tata Power Co. Ltd. - Exp. 04/05/2019	261,265	259

		433

Total Netherlands		2,767

UNITED KINGDOM 1.1%
FINANCIALS (b) 1.1%
HSBC Bank PLC, Aditya Birla Nuvo Ltd. - Exp. 06/30/2016	6,647	218
HSBC Bank PLC, Bank of Boroda - Exp. 06/30/2016	146,143	409
HSBC Bank PLC, Bharat Heavy Electricals Ltd. - Exp. 06/30/2016	108,901	342
HSBC Bank PLC, GAIL India Ltd. - Exp. 03/10/2016	30,882	142
HSBC Bank PLC, Jaiprakash Associates Ltd. - Exp. 10/28/2016	1,231,184	212
HSBC Bank PLC, JSW Steel Ltd. - Exp. 06/30/2016	17,272	234
HSBC Bank PLC, NTPC Ltd. - Exp. 03/10/2016	165,127	312

		1,869

Total United Kingdom		1,869

UNITED STATES 1.6%
CONSUMER DISCRETIONARY 0.2%
Citigroup Global Markets Holdings, Inc., Hero MotoCorp Ltd. - Exp. 02/12/2016	2,964	108
Citigroup Global Markets Holdings, Inc., Mahindra & Mahindra Ltd. - Exp. 02/12/2016	5,833	113
JP Morgan Chase Bank, N.A., Bajaj Auto Ltd. - Exp. 07/29/2016	1,314	46

		267

ENERGY 1.0%
Citigroup Global Markets Holdings, Inc., Bharat Petroleum Corp. Ltd. - Exp. 02/12/2016	25,272	328
Citigroup Global Markets Holdings, Inc., Coal India Ltd. - Exp. 02/12/2016	37,454	187
Citigroup Global Markets Holdings, Inc., Hindustan Petroleum Corp. Ltd. - Exp. 02/12/2016	61,110	722
Citigroup Global Markets Holdings, Inc., Jindal Steel & Power Ltd. - Exp. 02/12/2016	61,545	57
Citigroup Global Markets Holdings, Inc., Oil & Natural Gas Corp. Ltd. - Exp. 02/12/2016	108,386	380

		1,674

FINANCIALS 0.1%
Citigroup Global Markets Holdings, Inc., Yes Bank Ltd. - Exp. 02/12/2016	9,184	102

INFORMATION TECHNOLOGY 0.1%
Citigroup Global Markets Holdings, Inc., HCL Technologies Ltd. - Exp. 02/12/2016	7,231	109

TELECOMMUNICATION SERVICES 0.2%
Citigroup Global Markets Holdings, Inc., Bharti Airtel Ltd. - Exp. 02/12/2016	20,296	104
Citigroup Global Markets Holdings, Inc., Reliance Communications Ltd. - Exp. 02/12/2016	203,452	211

		315

UTILITIES 0.0%
JP Morgan Chase Bank, N.A., Tata Power Co. Ltd. - Exp. 04/26/2016	78,445	78

Total United States		2,545

Total Equity-Linked Securities (Cost $10,947)		9,242

	SHARES
PREFERRED STOCKS 4.9%
BRAZIL 4.3%
BANKING & FINANCE 0.1%
Banco do Estado do Rio Grande do Sul S.A.	82,900	117

CONSUMER STAPLES 0.1%
Cia Brasileira de Distribuicao	17,300	220

INDUSTRIALS 2.9%
Braskem S.A.	40,200	169
Metalurgica Gerdau S.A.	267,100	197
Oi S.A.	411,870	290
Suzano Papel e Celulose S.A.	14,400	70
Usinas Siderurgicas de Minas Gerais S.A.	72,400	61
Vale S.A.	1,182,100	3,971

		4,758

UTILITIES 1.2%
AES Tiete S.A.	83,800	297
Centrais Eletricas Brasileiras S.A.	421,200	930
Cia Energetica de Sao Paulo	82,000	314
Cia Paranaense de Energia	28,400	234
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	88,300	244

		2,019

Total Brazil		7,114

RUSSIA 0.6%
UTILITIES 0.6%
AK Transneft OAO	346	782
Bashneft PAO	9,289	204

		986

Total Russia		986

Total Preferred Stocks (Cost $11,686)		8,100

REAL ESTATE INVESTMENT TRUSTS 0.1%
SOUTH AFRICA 0.1%
FINANCIALS 0.1%
Growthpoint Properties Ltd.	23,695	44
Redefine Properties Ltd.	34,876	29

		73

Total Real Estate Investment Trusts (Cost $77)		73

RIGHTS 0.0%
CHINA 0.0%
FINANCIALS 0.0%
Fosun International Ltd.	2,744	0

Total Rights (Cost $0)		0

WARRANTS 0.1%
CURACAO 0.0%
FINANCIALS 0.0%
Merrill Lynch International & Co. - Exp. 05/22/2018	3,666	68

Total Curacao		68

NETHERLANDS 0.1%
ENERGY 0.1%
Essar Oil Ltd. - Exp. 08/31/2020	34,040	103

Total Netherlands		103

Total Warrants (Cost $155)		171

Total Investments in Securities (Cost $206,316)		162,900

Total Investments 99.1% (Cost $206,316)		$162,900
Other Assets and Liabilities, net 0.9%		1,428

Net Assets 100.0%		$164,328

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Zero coupon bond.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Common Stocks
Brazil
Consumer Discretionary	$58	$0	$0	$58
Consumer Staples	1,323	0	0	1,323
Energy	386	0	0	386
Financials	6,156	0	0	6,156
Industrials	151	0	0	151
Information Technology	21	0	0	21
Materials	1,043	0	0	1,043
Telecommunication Services	1,032	0	0	1,032
Utilities	2,924	0	0	2,924
China
Consumer Discretionary	0	91	0	91
Consumer Staples	0	29	0	29
Energy	0	4,519	0	4,519
Financials	0	23,236	0	23,236
Industrials	0	829	63	892
Information Technology	0	146	0	146
Materials	0	628	0	628
Telecommunication Services	0	1,380	0	1,380
Utilities	0	432	0	432
Greece
Consumer Discretionary	0	78	0	78
Telecommunication Services	0	128	0	128
Hong Kong
Consumer Staples	0	432	0	432
Financials	0	1,212	0	1,212
Industrials	0	204	0	204
Telecommunication Services	0	5,974	0	5,974
Utilities	0	342	0	342
India
Consumer Discretionary	315	0	0	315
Energy	585	0	0	585
Financials	39	1,298	0	1,337
Information Technology	738	0	0	738
Materials	0	323	0	323
Indonesia
Consumer Discretionary	0	240	0	240
Consumer Staples	0	148	0	148
Energy	0	184	0	184
Financials	0	856	0	856
Industrials	0	89	0	89
Materials	0	56	0	56
Telecommunication Services	0	1,005	0	1,005
Utilities	0	137	0	137
Mexico
Consumer Discretionary	20	0	0	20
Consumer Staples	574	0	0	574
Financials	474	0	0	474
Industrials	172	0	0	172
Materials	736	23	0	759
Telecommunication Services	2,431	0	0	2,431
Peru
Materials	126	0	0	126
Poland
Energy	0	1,150	0	1,150
Financials	0	607	0	607
Industrials	0	22	0	22
Information Technology	0	70	0	70
Materials	25	828	0	853
Telecommunication Services	0	494	0	494
Utilities	0	882	0	882
Russia
Consumer Staples	220	0	0	220
Energy	306	13,805	0	14,111
Financials	187	367	0	554
Industrials	0	207	0	207
Materials	271	2,456	0	2,727
Telecommunication Services	503	1,692	0	2,195
Utilities	0	136	0	136
South Africa
Consumer Discretionary	0	946	0	946
Consumer Staples	0	158	0	158
Energy	0	1,383	0	1,383
Financials	0	5,562	0	5,562
Health Care	0	153	0	153
Industrials	0	808	0	808
Materials	2,387	1,564	0	3,951
Telecommunication Services	0	2,866	0	2,866
South Korea
Consumer Discretionary	0	4,019	0	4,019
Consumer Staples	154	220	0	374
Energy	0	568	0	568
Financials	305	4,533	0	4,838
Industrials	0	2,876	0	2,876
Information Technology	0	4,838	0	4,838
Materials	0	990	0	990
Telecommunication Services	1,640	887	0	2,527
Utilities	0	846	0	846
Taiwan
Consumer Discretionary	0	514	0	514
Consumer Staples	0	340	0	340
Financials	0	1,938	0	1,938
Industrials	0	284	0	284
Information Technology	2,917	6,300	0	9,217
Materials	0	791	0	791
Telecommunication Services	0	2,068	0	2,068
Thailand
Consumer Staples	0	56	0	56
Energy	0	2,355	0	2,355
Financials	0	1,795	0	1,795
Industrials	0	100	0	100
Materials	0	382	0	382
Telecommunication Services	0	157	0	157
Equity-Linked Securities
Curacao
Consumer Discretionary	0	475	0	475
Energy	0	82	0	82
Financials	0	176	0	176
Information Technology	0	666	0	666
Telecommunication Services	0	25	0	25
Utilities	0	102	0	102
India
Financials	0	463	0	463
Luxembourg
Energy	0	72	0	72
Netherlands
Financials	0	1,106	0	1,106
Health Care	0	392	0	392
Industrials	0	836	0	836
Utilities	0	433	0	433
United Kingdom
Financials	0	1,869	0	1,869
United States
Consumer Discretionary	0	267	0	267
Energy	0	1,674	0	1,674
Financials	0	102	0	102
Information Technology	0	109	0	109
Telecommunication Services	0	315	0	315
Utilities	0	78	0	78
Preferred Stocks
Brazil
Banking & Finance	117	0	0	117
Consumer Staples	220	0	0	220
Industrials	4,758	0	0	4,758
Utilities	2,019	0	0	2,019
Russia
Utilities	0	986	0	986
Real Estate Investment Trusts
South Africa
Financials	0	73	0	73
Warrants
Curacao
Financials	0	68	0	68
Netherlands
Energy	0	103	0	103

Total Investments	$35,333	$127,504	$63	$162,900

There were assets and liabilities valued at $2,525 transferred from Level 1 to Level 2 during the period ended September 30, 2015. There were no significant assets and liabilities transferred from Level 2 to Level 1 during the period ended September 30, 2015. There were no significant transfers between Levels 2 and 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Global Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 99.9%
MUTUAL FUNDS (a) 99.9%
UNITED STATES 99.9%
PIMCO RAE Fundamental Emerging Markets Fund	426,816	3,389
PIMCO RAE Fundamental International Fund	1,343,285	11,673
PIMCO RAE Fundamental US Fund	2,117,765	19,356

Total Mutual Funds (Cost $38,786)		34,418

Total Investments in Affiliates (Cost $38,786)		34,418

Total Investments 99.9% (Cost $38,786)		$34,418
Other Assets and Liabilities, net 0.1%		19

Net Assets 100.0%		$34,437

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Mutual Funds
United States	$34,418	$0	$0	$34,418

Totals	$34,418	$0	$0	$34,418

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Global ex-US Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 99.9%
MUTUAL FUNDS (a) 99.9%
UNITED STATES 99.9%
PIMCO RAE Fundamental Emerging Markets Fund	1,718,625	$13,646
PIMCO RAE Fundamental International Fund	5,408,487	47,000

Total Mutual Funds (Cost $71,107)		60,646

Total Investments in Affiliates (Cost $71,107)		60,646

Total Investments 99.9% (Cost $71,107)		$60,646
Other Assets and Liabilities, net 0.1%		34

Net Assets 100.0%		$60,680

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Mutual Funds
United States	$60,646	$0	$0	$60,646

Totals	$60,646	$0	$0	$60,646

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental International Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.1%
COMMON STOCKS 96.7%
AUSTRALIA 8.0%
CONSUMER DISCRETIONARY 0.4%
Crown Resorts Ltd.	2,898	$20
Echo Entertainment Group Ltd.	29,343	101
Fairfax Media Ltd.	138,244	87
Myer Holdings Ltd.	37,690	23
Tabcorp Holdings Ltd.	47,770	157
Tatts Group Ltd.	41,210	109

		497

CONSUMER STAPLES 0.7%
Coca-Cola Amatil Ltd.	17,078	108
Metcash Ltd.	115,784	86
Wesfarmers Ltd.	15,998	442
Woolworths Ltd.	18,225	320

		956

ENERGY 0.3%
APA Group	2,237	14
Origin Energy Ltd.	7,903	35
Santos Ltd.	28,441	80
Woodside Petroleum Ltd.	9,784	200
WorleyParsons Ltd.	21,595	90

		419

FINANCIALS 3.7%
AMP Ltd.	103,509	407
Australia & New Zealand Banking Group Ltd.	40,455	773
Bendigo & Adelaide Bank Ltd.	11,471	80
BGP NPV	20,033	0
Commonwealth Bank of Australia	16,234	833
Insurance Australia Group Ltd.	23,317	80
Lend Lease Group	3,521	31
Macquarie Group Ltd.	5,413	293
National Australia Bank Ltd.	43,208	914
Prime Infrastrusture Group ‘D’	2	0
QBE Insurance Group Ltd.	33,359	304
Suncorp Group Ltd.	57,593	496
Westpac Banking Corp.	45,525	956

		5,167

HEALTH CARE 0.3%
CSL Ltd.	3,365	212
Primary Health Care Ltd.	30,494	82
Ramsay Health Care Ltd.	398	16
Sonic Healthcare Ltd.	4,384	56

		366

INDUSTRIALS 0.5%
ALS Ltd.	3,672	12
Asciano Ltd.	17,471	104
Aurizon Holdings Ltd.	4,416	16
Brambles Ltd.	8,198	56
CIMIC Group Ltd.	4,627	77
Downer EDI Ltd.	22,516	53
Qantas Airways Ltd. (a)	148,590	390
Transpacific Industries Group Ltd.	54,999	26
Transurban Group	2,488	18

		752

MATERIALS 1.7%
Amcor Ltd.	8,136	76
BHP Billiton Ltd.	64,511	1,019
BHP Billiton PLC	34,763	529
BlueScope Steel Ltd.	22,538	57

Boral Ltd.	19,454	72
CSR Ltd.	51,971	106
Fortescue Metals Group Ltd.	26,690	35
Iluka Resources Ltd.	4,180	18
Incitec Pivot Ltd.	50,824	140
Newcrest Mining Ltd.	6,189	56
Orica Ltd.	17,763	189
OZ Minerals Ltd.	22,882	54
South32 Ltd.	42,543	41

		2,392

TELECOMMUNICATION SERVICES 0.3%
Telstra Corp. Ltd.	87,813	347

UTILITIES 0.1%
AGL Energy Ltd.	4,521	51
DUET Group	37,705	57

		108

Total Australia		11,004

AUSTRIA 0.6%
ENERGY 0.2%
OMV AG	11,474	279

FINANCIALS 0.3%
Erste Group Bank AG	8,845	257
Immoeast Anspr Nachb	657	0
Raiffeisen Bank International AG	9,952	131

		388

MATERIALS 0.1%
voestalpine AG	3,428	118
Wienerberger AG	1,984	35

		153

UTILITIES 0.0%
Verbund AG	2,082	28

Total Austria		848

BELGIUM 1.0%
CONSUMER STAPLES 0.5%
Anheuser-Busch InBev NV	3,052	325
Delhaize Group	4,524	401

		726

FINANCIALS 0.2%
Ageas	5,525	227
KBC Groep NV	1,513	96

		323

MATERIALS 0.1%
Solvay S.A.	647	66
Umicore S.A.	363	14

		80

TELECOMMUNICATION SERVICES 0.2%
Mobistar S.A.	912	19
Proximus	7,190	249

		268

Total Belgium		1,397

CANADA 8.8%
CONSUMER DISCRETIONARY 0.3%
Canadian Tire Corp. Ltd. ‘A’	659	59
Magna International, Inc.	4,337	208
Quebecor, Inc. ‘B’	3,766	83
Shaw Communications, Inc. ‘B’	2,784	54

		404

CONSUMER STAPLES 0.2%
George Weston Ltd.	2,027	164
Loblaw Cos. Ltd.	1,352	70
Metro, Inc.	820	22

		256

ENERGY 1.9%
Baytex Energy Corp.	18,704	60
Canadian Natural Resources Ltd.	6,552	127
Canadian Oil Sands Ltd.	55,812	264
Cenovus Energy, Inc.	21,699	329
Crescent Point Energy Corp.	7,839	90
Enbridge, Inc.	1,208	45
Encana Corp.	33,076	213
Enerplus Corp.	31,946	155
Husky Energy, Inc.	12,283	191
Imperial Oil Ltd.	1,245	39
Inter Pipeline Ltd.	2,380	44
Pengrowth Energy Corp.	13,517	12
Penn West Petroleum Ltd.	28,167	13
ShawCor Ltd.	1,511	32
Suncor Energy, Inc.	30,286	810
TransCanada Corp.	6,454	204

		2,628

FINANCIALS 3.6%
Bank of Montreal	9,608	524
Bank of Nova Scotia	11,785	520
Brookfield Asset Management, Inc. ‘A’	8,717	274
Canadian Imperial Bank of Commerce (b)	6,592	474
Fairfax Financial Holdings Ltd.	58	26
Great-West Lifeco, Inc. (b)	7,511	180
IGM Financial, Inc.	3,251	82
Intact Financial Corp.	954	67
Manulife Financial Corp.	27,537	426
National Bank of Canada	4,787	153
Onex Corp.	2,721	157
Power Corp. of Canada	10,726	222
Power Financial Corp.	4,592	105
Royal Bank of Canada	13,323	737
Sun Life Financial, Inc.	11,605	374
Toronto-Dominion Bank	17,850	704

		5,025

INDUSTRIALS 0.7%
Air Canada (a)	41,002	329
Bombardier, Inc. ‘B’	15,813	20
Canadian National Railway Co.	6,987	397
Canadian Pacific Railway Ltd.	954	137
Finning International, Inc.	2,981	44
WestJet Airlines Ltd.	1,900	34

		961

INFORMATION TECHNOLOGY 0.2%
BlackBerry Ltd. (a)	40,897	251

MATERIALS 1.0%
Agrium, Inc.	1,895	170
Barrick Gold Corp.	40,288	256
Domtar Corp.	5,495	196
Goldcorp, Inc.	5,273	66
IAMGOLD Corp. (a)	64,475	105
Kinross Gold Corp. (a)	95,884	165
Potash Corp. of Saskatchewan, Inc.	8,015	165
Resolute Forest Products, Inc. (a)	1,975	16
Teck Resources Ltd. ‘B’	39,327	188
Yamana Gold, Inc.	59,296	101

		1,428

TELECOMMUNICATION SERVICES 0.6%
BCE, Inc.	5,547	227
Manitoba Telecom Services, Inc.	4,184	88
Rogers Communications, Inc. ‘B’	11,494	396
TELUS Corp.	4,772	151

		862

UTILITIES 0.3%
Atco Ltd. ‘I’	3,261	96
Capital Power Corp.	6,271	89
Emera, Inc.	400	13
Fortis, Inc.	1,670	48
Superior Plus Corp.	2,713	22
TransAlta Corp.	21,843	101

		369

Total Canada		12,184

CHILE 0.1%
MATERIALS 0.1%
Antofagasta PLC	13,433	102

Total Chile		102

DENMARK 1.3%
CONSUMER STAPLES 0.1%
Carlsberg A/S ‘B’	1,953	150

FINANCIALS 0.2%
Danske Bank A/S	8,468	256
Sydbank A/S	1,506	58

		314

HEALTH CARE 0.5%
Coloplast A/S ‘B’	447	32
Novo Nordisk A/S ‘B’	11,072	597

		629

INDUSTRIALS 0.4%
AP Moeller - Maersk A/S ‘B’	206	318
FLSmidth & Co. A/S	554	18
ISS A/S	4,491	149

		485

TELECOMMUNICATION SERVICES 0.1%
TDC A/S	39,338	203

Total Denmark		1,781

FINLAND 0.6%
CONSUMER STAPLES 0.0%
Kesko OYJ ‘B’	1,326	47

ENERGY 0.1%
Neste OYJ	2,890	66

HEALTH CARE 0.0%
Orion OYJ ‘B’	1,075	41

INDUSTRIALS 0.0%
Metso OYJ	955	20

INFORMATION TECHNOLOGY 0.2%
Nokia OYJ	18,462	126
Tieto OYJ	3,452	87

		213

MATERIALS 0.2%
Stora Enso OYJ ‘R’	13,309	101
UPM-Kymmene OYJ	11,047	166

		267

TELECOMMUNICATION SERVICES 0.0%
Elisa OYJ	1,148	39

UTILITIES 0.1%
Fortum OYJ	6,384	94

Total Finland		787

FRANCE 10.9%
CONSUMER DISCRETIONARY 1.4%
Accor S.A.	1,774	83
Christian Dior SE	659	124
Cie Generale des Etablissements Michelin	1,969	180
Kering	635	104
Lagardere S.C.A.	3,150	87
LVMH Moet Hennessy Louis Vuitton SE	1,246	212
Peugeot S.A. (a)	8,492	129
Publicis Groupe S.A.	1,248	85
Renault S.A.	1,855	134
Valeo S.A.	855	116
Vivendi S.A.	31,471	746

		2,000

CONSUMER STAPLES 0.5%
Carrefour S.A.	8,812	261
Casino Guichard Perrachon S.A.	2,047	109
Danone S.A.	3,361	212
L’Oreal S.A.	335	58
Pernod-Ricard S.A.	530	54
Rallye S.A.	873	14

		708

ENERGY 1.7%
CGG S.A. (a)	38,170	132
Technip S.A.	837	39
Total S.A.	48,527	2,183

		2,354

FINANCIALS 1.6%
AXA S.A.	23,485	570
BNP Paribas S.A.	16,671	982
CNP Assurances	2,500	35
Credit Agricole S.A.	20,872	240
SCOR SE	2,086	75
Societe Generale S.A.	6,878	307
Wendel S.A.	537	63

		2,272

HEALTH CARE 0.7%
Essilor International S.A.	306	37
Sanofi	9,490	904

		941

INDUSTRIALS 1.7%
Air France-KLM (a)	41,304	289
Airbus Group SE	2,099	124
Alstom S.A.	4,315	133
Bouygues S.A.	9,647	342
Cie de Saint-Gobain	6,752	293
Eiffage S.A.	3,103	192
Rexel S.A.	10,768	133
Safran S.A.	1,330	100
Schneider Electric SE	1,896	106
Teleperformance	998	76
Thales S.A.	840	59
Vallourec S.A.	4,071	36
Vinci S.A.	6,375	405

		2,288

INFORMATION TECHNOLOGY 0.3%
Alcatel-Lucent (a)	19,991	74
Atos SE	716	55
Cap Gemini S.A.	1,408	126
Neopost S.A.	1,831	48
UBISOFT Entertainment (a)	2,249	45

		348

MATERIALS 0.2%
Air Liquide S.A.	1,506	179
Arkema S.A.	694	45

		224

TELECOMMUNICATION SERVICES 1.4%
Orange S.A.	126,307	1,915

UTILITIES 1.4%
Electricite de France S.A.	8,580	152
Engie	71,389	1,155
Suez Environnement Co.	12,846	231
Veolia Environnement S.A.	18,475	421

		1,959

Total France		15,009

GERMANY 8.5%
CONSUMER DISCRETIONARY 1.0%
adidas AG	1,632	132
Bayerische Motoren Werke AG	4,876	425
Continental AG	526	112
Daimler AG	7,384	537
ProSiebenSat.1 Media SE	2,745	135
TUI AG	4,019	74

		1,415

CONSUMER STAPLES 0.4%
METRO AG	15,404	426
Suedzucker AG	7,886	144

		570

FINANCIALS 1.3%
Commerzbank AG (a)	28,145	297
Deutsche Bank AG	24,663	666
Deutsche Boerse AG	832	72
Hannover Rueck SE	1,337	137
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,278	612

		1,784

HEALTH CARE 1.0%
Bayer AG	5,303	680
Fresenius Medical Care AG & Co. KGaA	1,980	155
Fresenius SE & Co. KGaA	3,965	266
Merck KGaA	906	80
Rhoen Klinikum AG	4,505	128
STADA Arzneimittel AG	1,316	47

		1,356

INDUSTRIALS 1.5%
Bilfinger SE	3,511	130
Brenntag AG	1,356	73
Deutsche Lufthansa AG	38,744	540
Deutsche Post AG	14,450	400
Fraport AG Frankfurt Airport Services Worldwide	1,059	66
GEA Group AG	768	29
HOCHTIEF AG	2,180	182
OSRAM Licht AG	568	30
Rheinmetall AG	2,735	168
Siemens AG	5,386	481

		2,099

INFORMATION TECHNOLOGY 0.2%
SAP SE	4,221	273

MATERIALS 1.4%
Aurubis AG	2,214	141
BASF SE	8,074	617
Evonik Industries AG	1,792	60
HeidelbergCement AG	3,506	241
K+S AG	6,672	224

LANXESS AG	2,292	107
Linde AG	1,317	214
Salzgitter AG	4,033	100
Symrise AG	1,345	81
ThyssenKrupp AG	5,783	102

		1,887

TELECOMMUNICATION SERVICES 1.0%
Deutsche Telekom AG	77,795	1,385
Freenet AG	1,119	37

		1,422

UTILITIES 0.7%
E.ON SE	61,422	527
RWE AG	39,955	454

		981

Total Germany		11,787

HONG KONG 1.8%
CONSUMER DISCRETIONARY 0.1%
Esprit Holdings Ltd.	56,014	42
Li & Fung Ltd.	46,000	35
SJM Holdings Ltd.	62,000	44
Yue Yuen Industrial Holdings Ltd.	11,500	43

		164

FINANCIALS 1.3%
AIA Group Ltd.	73,600	383
Bank of East Asia Ltd.	11,800	40
First Pacific Co. Ltd.	36,000	22
Hang Lung Properties Ltd.	18,000	40
Hang Seng Bank Ltd.	10,500	189
Henderson Land Development Co. Ltd.	4,400	26
Hong Kong Exchanges and Clearing Ltd.	6,500	149
Hongkong Land Holdings Ltd.	14,300	95
Hysan Development Co. Ltd.	3,000	12
Kerry Properties Ltd.	24,000	66
New World Development Co. Ltd.	110,000	107
Shimao Property Holdings Ltd.	50,000	76
Sino Land Co. Ltd.	18,000	27
Sun Hung Kai Properties Ltd.	14,000	183
Swire Pacific Ltd. ‘A’	16,000	180
Swire Properties Ltd.	12,800	36
Wharf Holdings Ltd.	12,000	68
Wheelock & Co. Ltd.	15,000	65

		1,764

INDUSTRIALS 0.2%
Cathay Pacific Airways Ltd.	44,000	83
CK Hutchison Holdings Ltd.	14,043	184
Jardine Matheson Holdings Ltd.	700	33
MTR Corp. Ltd.	7,000	30

		330

INFORMATION TECHNOLOGY 0.0%
Kingboard Chemical Holdings Ltd.	21,700	27

TELECOMMUNICATION SERVICES 0.1%
PCCW Ltd.	172,000	89

UTILITIES 0.1%
CLP Holdings Ltd.	19,000	162

Total Hong Kong		2,536

IRELAND 0.8%
CONSUMER STAPLES 0.0%
Kerry Group PLC ‘A’	451	34

ENERGY 0.1%
DCC PLC	938	71

HEALTH CARE 0.5%
Medtronic PLC	6,048	405
Perrigo Co. PLC	365	57
Shire PLC	3,493	239

		701

INDUSTRIALS 0.0%
Experian PLC	1,457	23

MATERIALS 0.2%
CRH PLC	6,231	164
Smurfit Kappa Group PLC	6,032	163

		327

Total Ireland		1,156

ISRAEL 1.0%
FINANCIALS 0.3%
Bank Hapoalim BM	26,346	132
Bank Leumi Le-Israel BM (a)	52,165	195
Israel Discount Bank Ltd.‘A’ (a)	35,472	65

		392

HEALTH CARE 0.5%
Teva Pharmaceutical Industries Ltd. SP - ADR	11,262	636

MATERIALS 0.1%
Israel Chemicals Ltd.	18,558	95

TELECOMMUNICATION SERVICES 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	99,157	190

Total Israel		1,313

ITALY 3.6%
CONSUMER DISCRETIONARY 0.0%
Mediaset SpA	14,241	65

ENERGY 1.0%
Eni SpA	81,675	1,285
Saipem SpA	14,009	112

		1,397

FINANCIALS 1.1%
Assicurazioni Generali SpA	6,917	127
Banca Popolare di Milano SCARL	13,851	14
Banca Popolare di Sondrio SCARL	4,790	22
Intesa Sanpaolo SpA	185,714	656
UniCredit SpA	75,300	469
Unione di Banche Italiane SCpA	21,420	152
Unipol Gruppo Finanziario SpA	8,246	36

		1,476

INDUSTRIALS 0.1%
Finmeccanica SpA (a)	10,454	131
Prysmian SpA	1,639	34

		165

MATERIALS 0.1%
Italcementi SpA	9,387	104

TELECOMMUNICATION SERVICES 0.5%
Telecom Italia SpA	555,723	685

UTILITIES 0.8%
A2A SpA	100,720	125

Enel SpA	216,011	964

		1,089

Total Italy		4,981

JAPAN 14.1%
CONSUMER DISCRETIONARY 1.8%
Aisin Seiki Co. Ltd.	1,100	37
Bridgestone Corp.	2,000	69
Daihatsu Motor Co. Ltd.	1,700	20
Fuji Heavy Industries Ltd.	500	18
Honda Motor Co. Ltd.	11,000	328
Isetan Mitsukoshi Holdings Ltd.	3,600	54
Nikon Corp.	3,500	42
Nissan Motor Co. Ltd.	30,100	277
Oriental Land Co. Ltd.	500	28
Panasonic Corp.	19,000	192
Sekisui Chemical Co. Ltd.	6,000	63
Sekisui House Ltd.	2,600	41
Sony Corp.	25,800	633
Sumitomo Electric Industries Ltd.	3,900	50
Sumitomo Forestry Co. Ltd.	5,300	59
Sumitomo Rubber Industries Ltd.	3,000	42
Suzuki Motor Corp.	2,900	89
Takashimaya Co. Ltd.	4,000	32
Toyota Motor Corp.	4,935	289
Yamada Denki Co. Ltd.	10,500	42
Yamaha Corp.	1,700	38
Yamaha Motor Co. Ltd.	1,600	32

		2,475

CONSUMER STAPLES 1.1%
Aeon Co. Ltd.	17,147	266
Ajinomoto Co., Inc.	5,000	105
Asahi Group Holdings Ltd.	1,700	55
Coca-Cola West Co. Ltd.	1,100	21
Japan Tobacco, Inc.	2,756	86
Kao Corp.	500	23
Kirin Holdings Co. Ltd.	17,600	231
MEIJI Holdings Co. Ltd.	3,400	249
Morinaga Milk Industry Co. Ltd.	13,000	54
NH Foods Ltd.	3,000	61
Nisshin Seifun Group, Inc.	2,300	34
Seven & Holdings Co. Ltd.	2,100	96
Shiseido Co. Ltd.	3,800	83
UNY Group Holdings Co. Ltd.	15,000	94
Yamazaki Baking Co. Ltd.	5,000	77

		1,535

ENERGY 0.5%
Cosmo Oil Co. Ltd. (a)	35,000	48
Idemitsu Kosan Co. Ltd.	6,700	102
Inpex Corp.	29,400	263
JX Holdings, Inc.	71,100	257
Showa Shell Sekiyu KK	4,200	33
TonenGeneral Sekiyu KK	1,000	10

		713

FINANCIALS 2.7%
77 Bank Ltd.	10,000	57
Bank of Yokohama Ltd.	15,000	91
Chiba Bank Ltd.	6,000	43
Chugoku Bank Ltd.	1,600	24
Dai-ichi Life Insurance Co. Ltd.	23,000	366
Daito Trust Construction Co. Ltd.	200	20
Daiwa House Industry Co. Ltd.	2,500	62
Fukuoka Financial Group, Inc.	26,000	124
Gunma Bank Ltd.	7,000	45
Hachijuni Bank Ltd.	6,000	43
Hokuhoku Financial Group, Inc.	42,000	96
Mitsubishi UFJ Financial Group, Inc.	168,600	1,019
Mizuho Financial Group, Inc.	306,100	573
MS&AD Insurance Group Holdings, Inc.	1,900	51
Nishi-Nippon City Bank Ltd.	26,000	71
Resona Holdings, Inc.	48,700	248
Sompo Japan Nipponkoa Holdings, Inc.	2,200	64
Sony Financial Holdings, Inc.	1,000	16
Sumitomo Mitsui Financial Group, Inc.	13,800	523
T&D Holdings, Inc.	5,100	60
Tokio Marine Holdings, Inc.	1,400	52
Yamaguchi Financial Group, Inc.	5,000	61

		3,709

HEALTH CARE 0.7%
Astellas Pharma, Inc.	8,000	103
Daiichi Sankyo Co. Ltd.	10,316	179
Eisai Co. Ltd.	3,600	212
Hoya Corp.	3,200	105
Medipal Holdings Corp.	2,600	41
Otsuka Holdings Co. Ltd.	3,528	113
Shionogi & Co. Ltd.	800	29
Takeda Pharmaceutical Co. Ltd.	5,400	237

		1,019

INDUSTRIALS 1.9%
ANA Holdings, Inc.	10,000	28
Central Japan Railway Co.	700	113
Dai Nippon Printing Co. Ltd.	14,000	135
East Japan Railway Co.	1,700	143
FANUC Corp.	700	108
Furukawa Electric Co. Ltd.	15,000	24
ITOCHU Corp.	19,100	202
Japan Airlines Co. Ltd.	8,500	301
Komatsu Ltd.	4,900	72
Marubeni Corp.	9,200	45
Mitsubishi Corp.	13,200	216
Mitsui & Co. Ltd.	29,100	327
Mitsui Engineering & Shipbuilding Co. Ltd.	32,000	46
Nippon Yusen KK	17,000	39
NTN Corp.	3,000	12
Sojitz Corp.	33,100	62
Sumitomo Corp.	19,200	186
Sumitomo Heavy Industries Ltd.	11,000	44
Toppan Printing Co. Ltd.	9,000	72
Toshiba Corp. (a)	84,000	212
West Japan Railway Co.	3,300	207

		2,594

INFORMATION TECHNOLOGY 2.0%
Brother Industries Ltd.	3,500	42
Canon, Inc.	16,150	467
DeNA Co. Ltd.	5,100	95
FUJIFILM Holdings Corp.	9,800	366
Fujitsu Ltd.	55,000	239
Hitachi Ltd.	63,000	318
Ibiden Co. Ltd.	1,600	21
Konica Minolta, Inc.	16,500	174
Kyocera Corp.	700	32
Murata Manufacturing Co. Ltd.	400	52
NEC Corp.	80,000	246
Nintendo Co. Ltd.	300	51
Nippon Electric Glass Co. Ltd.	11,500	56
NTT Data Corp.	1,100	56
Ricoh Co. Ltd.	23,000	232
Rohm Co. Ltd.	1,300	58
Seiko Epson Corp.	4,400	62
TDK Corp.	2,200	124

		2,691

MATERIALS 1.4%
Asahi Glass Co. Ltd.	47,000	275
Asahi Kasei Corp.	16,000	113
Daicel Corp.	4,500	55
Denki Kagaku Kogyo KK	8,000	32
DIC Corp.	23,000	52
JFE Holdings, Inc.	2,600	34
Kaneka Corp.	6,000	44
Kobe Steel Ltd.	64,000	69
Mitsubishi Chemical Holdings Corp.	56,900	297
Mitsubishi Materials Corp.	16,000	49
Mitsui Chemicals, Inc.	32,000	102
Nippon Paper Industries Co. Ltd.	1,518	23
Nitto Denko Corp.	800	48
Oji Holdings Corp.	28,000	120
Rengo Co. Ltd.	3,000	12
Shin-Etsu Chemical Co. Ltd.	600	31
Sumitomo Chemical Co. Ltd.	47,000	238
Sumitomo Metal Mining Co. Ltd.	4,000	45
Teijin Ltd.	35,000	106
Tosoh Corp.	15,000	72
Ube Industries Ltd.	28,000	49

		1,866

TELECOMMUNICATION SERVICES 1.3%
KDDI Corp.	9,200	206
Nippon Telegraph & Telephone Corp.	33,800	1,191
NTT DOCOMO, Inc.	21,600	364

		1,761

UTILITIES 0.7%
Chubu Electric Power Co., Inc.	20,600	304
Electric Power Development Co. Ltd.	3,000	91
Hokuriku Electric Power Co.	7,488	101
Kansai Electric Power Co., Inc. (a)	15,500	172
Osaka Gas Co. Ltd.	5,000	19
Tohoku Electric Power Co., Inc.	16,600	225
Tokyo Electric Power Co., Inc. (a)	9,700	65
Tokyo Gas Co. Ltd.	6,000	29

		1,006

Total Japan		19,369

LUXEMBOURG 0.2%
CONSUMER DISCRETIONARY 0.1%
RTL Group S.A.	703	60
SES S.A.	2,974	94

		154

MATERIALS 0.1%
ArcelorMittal	37,008	192

Total Luxembourg		346

NETHERLANDS 4.4%
CONSUMER DISCRETIONARY 0.1%
Wolters Kluwer NV	2,511	77

CONSUMER STAPLES 0.5%
Heineken Holding NV	2,018	144
Heineken NV	1,176	95
Koninklijke Ahold NV	22,026	430

		669

ENERGY 2.3%
Fugro NV	8,055	142
Royal Dutch Shell PLC ‘A’	127,357	3,021

		3,163

FINANCIALS 0.6%
Aegon NV	22,386	128
ING Groep NV - Dutch Certificate	48,424	685
NN Group NV	2,120	61
SNS Reaal	100,388	0

		874

INDUSTRIALS 0.2%
Koninklijke BAM Groep NV	8,076	38
Koninklijke Philips NV	5,547	130
PostNL NV (a)	34,980	128
Randstad Holding NV	547	33
TNT Express NV	2,541	19

		348

MATERIALS 0.3%
Akzo Nobel NV	4,468	291
Koninklijke DSM NV	1,266	58

		349

TELECOMMUNICATION SERVICES 0.4%
Koninklijke KPN NV	113,450	425

VimpelCom Ltd. SP - ADR	33,176	137

		562

Total Netherlands		6,042

NEW ZEALAND 0.2%
MATERIALS 0.1%
Fletcher Building Ltd.	12,914	56

TELECOMMUNICATION SERVICES 0.1%
Spark New Zealand Ltd.	87,010	166

UTILITIES 0.0%
Meridian Energy Ltd.	18,061	25

Total New Zealand		247

NORWAY 1.2%
CONSUMER STAPLES 0.1%
Marine Harvest ASA	2,437	31
Orkla ASA	9,243	69

		100

ENERGY 0.8%
Petroleum Geo-Services ASA	36,471	140
Statoil ASA	69,275	1,010

		1,150

FINANCIALS 0.1%
DNB ASA	8,624	112
Gjensidige Forsikring ASA	1,931	26

		138

MATERIALS 0.1%
Norsk Hydro ASA	6,444	22
Yara International ASA	3,419	136

		158

TELECOMMUNICATION SERVICES 0.1%
Telenor ASA	7,475	140

Total Norway		1,686

PORTUGAL 0.2%
FINANCIALS 0.0%
Banco Espirito Santo S.A. (a)	59,573	1

UTILITIES 0.2%
EDP - Energias de Portugal S.A.	73,609	269

Total Portugal		270

SINGAPORE 1.1%
CONSUMER DISCRETIONARY 0.1%
Jardine Cycle & Carriage Ltd.	3,000	57
Singapore Press Holdings Ltd.	19,700	53

		110

FINANCIALS 0.5%
CapitaLand Ltd.	23,600	44
City Developments Ltd.	6,400	35
DBS Group Holdings Ltd.	20,310	232
Oversea-Chinese Banking Corp. Ltd.	34,000	210
United Overseas Bank Ltd.	14,600	191
UOL Group Ltd.	3,100	13

		725

INDUSTRIALS 0.3%
ComfortDelGro Corp. Ltd.	35,600	72
Hutchison Port Holdings Trust	143,400	79

Keppel Corp. Ltd.	10,400	50
Sembcorp Industries Ltd.	15,700	38
Singapore Airlines Ltd.	19,467	147

		386

INFORMATION TECHNOLOGY 0.1%
Avago Technologies Ltd.	1,094	137

TELECOMMUNICATION SERVICES 0.1%
Singapore Telecommunications Ltd.	76,300	193

Total Singapore		1,551

SOUTH AFRICA 0.1%
FINANCIALS 0.0%
Investec PLC	8,785	67

MATERIALS 0.1%
Mondi PLC	6,306	132

Total South Africa		199

SPAIN 3.7%
CONSUMER DISCRETIONARY 0.1%
Inditex S.A.	2,356	79

ENERGY 0.2%
Repsol S.A.	21,416	250

FINANCIALS 1.3%
Banco Bilbao Vizcaya Argentaria S.A.	46,757	395
Banco Santander S.A.	268,078	1,426
Caja de Ahorros del Mediterraneo (a)	1,436	0
Mapfre S.A.	19,433	51

		1,872

INDUSTRIALS 0.4%
Abengoa S.A. ‘B’	34,194	32
Abertis Infraestructuras S.A.	3,690	58
ACS Actividades de Construccion y Servicios S.A.	5,406	156
Ferrovial S.A.	9,551	228
Fomento de Construcciones y Contratas S.A.	10,444	77

		551

TELECOMMUNICATION SERVICES 1.0%
Telefonica S.A.	111,845	1,357

UTILITIES 0.7%
Acciona S.A.	1,714	122
Endesa S.A.	15,808	333
Gas Natural SDG S.A.	5,304	103
Iberdrola S.A.	66,781	445

		1,003

Total Spain		5,112

SWEDEN 1.9%
CONSUMER DISCRETIONARY 0.2%
Electrolux AB ‘B’	3,635	103
Hennes & Mauritz AB ‘B’	2,481	91
Husqvarna AB ‘B’	4,479	29

		223

CONSUMER STAPLES 0.1%
Svenska Cellulosa AB S.C.A. ‘B’	3,774	106
Swedish Match AB	3,519	106

		212

FINANCIALS 0.4%
Nordea Bank AB	25,369	283
Ratos AB ‘B’	5,462	33

Skandinaviska Enskilda Banken AB	9,278	99
Svenska Handelsbanken AB ‘A’	5,231	75
Swedbank AB ‘A’	4,099	91

		581

HEALTH CARE 0.0%
Getinge AB ‘B’	1,336	30

INDUSTRIALS 0.5%
Atlas Copco AB ‘A’	6,520	157
NCC AB ‘B’	2,591	78
Sandvik AB	6,603	56
Securitas AB ‘B’	5,301	65
Skanska AB ‘B’	6,292	124
SKF AB ‘B’	1,581	29
Volvo AB ‘B’	14,552	139

		648

INFORMATION TECHNOLOGY 0.2%
Telefonaktiebolaget LM Ericsson ‘B’	26,766	263

MATERIALS 0.1%
Boliden AB	6,731	105

TELECOMMUNICATION SERVICES 0.4%
Tele2 AB ‘B’	27,844	271
TeliaSonera AB	43,656	236

		507

Total Sweden		2,569

SWITZERLAND 5.2%
CONSUMER DISCRETIONARY 0.0%
Garmin Ltd.	1,253	45

CONSUMER STAPLES 0.6%
Coca-Cola HBC AG	2,577	54
Nestle S.A.	10,210	768

		822

ENERGY 0.3%
Petroplus Holdings AG (a)	2,921	0
Transocean Ltd.	19,162	248
Weatherford International PLC (a)	16,027	136

		384

FINANCIALS 1.6%
Allied World Assurance Co. Holdings AG	2,288	87
Baloise Holding AG	673	77
Credit Suisse Group AG	14,717	354
Helvetia Holding AG	158	77
Swiss Life Holding AG	752	168
Swiss Re AG	5,983	513
UBS Group AG	10,476	194
Zurich Insurance Group AG	2,658	653

		2,123

HEALTH CARE 1.9%
Novartis AG	16,815	1,545
Roche Holding AG	3,814	1,013

		2,558

INDUSTRIALS 0.3%
ABB Ltd.	11,475	203
Adecco S.A.	899	66
Schindler Holding AG	196	28
Wolseley PLC	2,560	150

		447

INFORMATION TECHNOLOGY 0.2%
STMicroelectronics NV	12,534	86
TE Connectivity Ltd.	3,781	226

		312

MATERIALS 0.3%
Clariant AG	2,656	45
Givaudan S.A.	17	28
Glencore PLC	42,590	59
LafargeHolcim Ltd.	1,250	66
LafargeHolcim Ltd. (a)	2,213	115
Syngenta AG	454	145

		458

TELECOMMUNICATION SERVICES 0.0%
Swisscom AG	29	14

Total Switzerland		7,163

UNITED KINGDOM 17.1%
CONSUMER DISCRETIONARY 1.5%
British Sky Broadcasting Group PLC	6,801	108
Burberry Group PLC	662	14
Compass Group PLC	17,956	287
Dixons Carphone PLC	12,782	82
Fiat Chrysler Automobiles NV (a)	18,953	250
Home Retail Group PLC	60,056	124
Inchcape PLC	4,252	46
InterContinental Hotels Group PLC	1,603	56
ITV PLC	7,903	29
Kingfisher PLC	20,529	111
Marks & Spencer Group PLC	19,423	147
Next PLC	990	114
Pearson PLC	7,933	136
RELX NV	1,992	33
RELX PLC	3,344	57
Thomas Cook Group PLC (a)	69,873	123
WPP PLC	14,615	304

		2,021

CONSUMER STAPLES 3.0%
Associated British Foods PLC	625	32
British American Tobacco PLC	17,931	989
Diageo PLC	14,422	387
Imperial Tobacco Group PLC	10,346	535
J Sainsbury PLC	39,565	156
Premier Foods PLC (a)	36,793	18
Reckitt Benckiser Group PLC	3,388	307
SABMiller PLC	4,725	268
Tesco PLC	132,834	369
Unilever NV - Dutch Certificate	9,676	388
Unilever PLC	6,297	256
WM Morrison Supermarkets PLC	160,052	403

		4,108

ENERGY 1.7%
BG Group PLC	13,641	197
BP PLC	403,523	2,047
Subsea 7 S.A.	5,843	44
Tullow Oil PLC	20,666	53

		2,341

FINANCIALS 5.0%
Amlin PLC	7,741	77
Aviva PLC	56,536	387
Barclays PLC	298,182	1,104
Direct Line Insurance Group PLC	21,808	124
HSBC Holdings PLC	356,920	2,692
ICAP PLC	20,781	144
Lancashire Holdings Ltd.	12,828	134
Legal & General Group PLC	28,107	101
Lloyds Banking Group PLC	507,535	578
Man Group PLC	136,976	318
Old Mutual PLC	107,911	309
Prudential PLC	7,096	150
Royal Bank of Scotland Group PLC (a)	62,101	296
RSA Insurance Group PLC	12,729	78
Standard Chartered PLC	41,000	398
Standard Life PLC	13,480	79

		6,969

HEALTH CARE 1.5%
AstraZeneca PLC	19,032	1,207
GlaxoSmithKline PLC	43,137	828
Smith & Nephew PLC	3,925	69

		2,104

INDUSTRIALS 1.2%
AA PLC (a)	5,926	25
BAE Systems PLC	78,424	532
Berendsen PLC	2,466	37
Carillion PLC	5,103	23
CNH Industrial NV	11,500	75
Cobham PLC	3,674	16
Firstgroup PLC (a)	35,515	53
Go-Ahead Group PLC	1,474	55
Hays PLC	34,528	80
International Consolidated Airlines Group S.A. (a)	24,580	220
National Express Group PLC	14,508	62
QinetiQ Group PLC	13,681	47
Rentokil Initial PLC	44,234	99
Rolls-Royce Holdings PLC	8,531	87
Royal Mail PLC	27,591	192

		1,603

INFORMATION TECHNOLOGY 0.1%
ARM Holdings PLC	1,038	15
Sage Group PLC	9,314	70

		85

MATERIALS 1.1%
Anglo American PLC	55,931	467
KAZ Minerals PLC (a)	22,650	29
Rexam PLC	6,452	51
Rio Tinto Ltd.	9,770	336
Rio Tinto PLC	18,503	621

		1,504

TELECOMMUNICATION SERVICES 1.1%
BT Group PLC	68,404	435
Cable & Wireless Communications PLC	88,081	74
Vodafone Group PLC	318,513	1,005

		1,514

UTILITIES 0.9%
Centrica PLC	83,031	288
National Grid PLC	37,231	519
Pennon Group PLC	3,359	40
Severn Trent PLC	3,142	104
SSE PLC	9,867	223
United Utilities Group PLC	10,560	148

		1,322

Total United Kingdom		23,571

UNITED STATES 0.3%
CONSUMER DISCRETIONARY 0.2%
Carnival PLC	1,048	54
Thomson Reuters Corp.	4,175	168

		222

INFORMATION TECHNOLOGY 0.1%
Seagate Technology PLC	2,288	102

MATERIALS 0.0%
Sims Metal Management Ltd.	5,105	35

Total United States		359

Total Common Stocks (Cost $130,384)		133,369

PREFERRED STOCKS 0.4%
GERMANY 0.4%
CONSUMER DISCRETIONARY 0.3%
Porsche Automobil Holding SE	647	28
Volkswagen AG	3,118	342

		370

CONSUMER STAPLES 0.1%
Henkel AG & Co. KGaA	1,453	150

Total Preferred Stocks (Cost $775)		520

REAL ESTATE INVESTMENT TRUSTS 0.9%
AUSTRALIA 0.4%
FINANCIALS 0.4%
Dexus Property Group	18,939	96
GPT Group	19,467	62
Mirvac Group	79,863	97
Scentre Group	18,957	52
Stockland	65,861	179
Westfield Corp.	20,376	143

		629

Total Australia		629

CANADA 0.1%
FINANCIALS 0.1%
Boardwalk Real Estate Investment Trust	522	21
Cominar Real Estate Investment Trust	2,217	27
RioCan Real Estate Investment Trust	2,147	41
Smart Real Estate Investment Trust	700	16

		105

Total Canada		105

FRANCE 0.1%
FINANCIALS 0.1%
Fonciere Des Regions	490	43
Unibail-Rodamco SE	309	80

		123

Total France		123

HONG KONG 0.1%
FINANCIALS 0.1%
Link REIT	17,500	96

Total Hong Kong		96

UNITED KINGDOM 0.2%
FINANCIALS 0.2%
Hammerson PLC	3,537	33
Land Securities Group PLC	6,959	133

Segro PLC	18,354	120

		286

Total United Kingdom		286

Total Real Estate Investment Trusts (Cost $1,288)		1,239

RIGHTS 0.0%
AUSTRIA 0.0%
FINANCIALS 0.0%
Bank Austria	80	0

Total Austria		0

ITALY 0.0%
FINANCIALS 0.0%
Unipol Gruppo Finanziario SpA	8,246	0

Total Italy		0

Total Rights (Cost $0)		0

WARRANTS 0.1%
FRANCE 0.1%
CONSUMER DISCRETIONARY 0.1%
Peugeot S.A. - Exp. 04/29/2017	40,209	113

Total Warrants (Cost $40)		113

Total Investments in Securities (Cost $132,487)		135,241

Total Investments 98.1% (Cost $132,487)		$135,241
Financial Derivative Instruments (c) (0.0%) (Cost or Premiums, net $0)		0
Other Assets and Liabilities, net 1.9%		2,601

Net Assets 100.0%		$137,842

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Canadian Imperial Bank of Commerce	06/08/2015	$509	$474	0.34%
Great-West Lifeco, Inc.	06/08/2015	201	180	0.13

		$710	$654	0.47%

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received		Asset	Liability
SSB	10/2015	$44	AUD	62	$0	$0
	10/2015	6	SGD	8	0	0

Total Forward Foreign Currency Contracts					$0	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Common Stocks
Australia
Consumer Discretionary	$0	$497	$0	$497
Consumer Staples	0	956	0	956
Energy	0	384	35	419
Financials	0	5,167	0	5,167
Health Care	0	366	0	366
Industrials	0	752	0	752
Materials	0	2,392	0	2,392
Telecommunication Services	0	347	0	347
Utilities	0	108	0	108
Austria
Energy	0	279	0	279
Financials	0	388	0	388
Materials	0	153	0	153
Utilities	28	0	0	28
Belgium
Consumer Staples	0	726	0	726
Financials	0	323	0	323
Materials	0	80	0	80
Telecommunication Services	19	249	0	268
Canada
Consumer Discretionary	404	0	0	404
Consumer Staples	256	0	0	256
Energy	2,628	0	0	2,628
Financials	5,025	0	0	5,025
Industrials	961	0	0	961
Information Technology	251	0	0	251
Materials	1,428	0	0	1,428
Telecommunication Services	862	0	0	862
Utilities	369	0	0	369
Chile
Materials	0	102	0	102
Denmark
Consumer Staples	0	150	0	150
Financials	0	314	0	314
Health Care	0	629	0	629
Industrials	0	485	0	485
Telecommunication Services	0	203	0	203
Finland
Consumer Staples	0	47	0	47
Energy	0	66	0	66
Health Care	0	41	0	41
Industrials	0	20	0	20
Information Technology	0	213	0	213
Materials	0	267	0	267
Telecommunication Services	0	39	0	39
Utilities	0	94	0	94
France
Consumer Discretionary	0	2,000	0	2,000
Consumer Staples	14	694	0	708
Energy	0	2,354	0	2,354
Financials	0	2,272	0	2,272
Health Care	0	941	0	941
Industrials	0	2,288	0	2,288
Information Technology	0	348	0	348
Materials	0	224	0	224
Telecommunication Services	0	1,915	0	1,915
Utilities	0	1,959	0	1,959
Germany
Consumer Discretionary	0	1,415	0	1,415
Consumer Staples	0	570	0	570
Financials	0	1,784	0	1,784
Health Care	0	1,356	0	1,356
Industrials	0	2,099	0	2,099
Information Technology	0	273	0	273
Materials	0	1,887	0	1,887
Telecommunication Services	0	1,422	0	1,422
Utilities	0	981	0	981
Hong Kong
Consumer Discretionary	0	164	0	164
Financials	0	1,764	0	1,764
Industrials	0	330	0	330
Information Technology	0	27	0	27
Telecommunication Services	0	89	0	89
Utilities	0	162	0	162
Ireland
Consumer Staples	0	34	0	34
Energy	0	71	0	71
Health Care	462	239	0	701
Industrials	0	23	0	23
Materials	0	327	0	327
Israel
Financials	0	392	0	392
Health Care	636	0	0	636
Materials	0	95	0	95
Telecommunication Services	0	190	0	190
Italy
Consumer Discretionary	0	65	0	65
Energy	0	1,397	0	1,397
Financials	0	1,476	0	1,476
Industrials	0	165	0	165
Materials	0	104	0	104
Telecommunication Services	0	685	0	685
Utilities	0	1,089	0	1,089
Japan
Consumer Discretionary	0	2,475	0	2,475
Consumer Staples	0	1,535	0	1,535
Energy	0	665	48	713
Financials	0	3,709	0	3,709
Health Care	0	1,019	0	1,019
Industrials	0	2,594	0	2,594
Information Technology	0	2,691	0	2,691
Materials	0	1,866	0	1,866
Telecommunication Services	0	1,761	0	1,761
Utilities	0	1,006	0	1,006
Luxembourg
Consumer Discretionary	0	154	0	154
Materials	0	192	0	192
Netherlands
Consumer Discretionary	0	77	0	77
Consumer Staples	0	669	0	669
Energy	142	3,021	0	3,163
Financials	685	189	0	874
Industrials	0	348	0	348
Materials	0	349	0	349
Telecommunication Services	137	425	0	562
New Zealand
Materials	0	56	0	56
Telecommunication Services	0	166	0	166
Utilities	0	25	0	25
Norway
Consumer Staples	0	100	0	100
Energy	0	1,150	0	1,150
Financials	0	138	0	138
Materials	0	158	0	158
Telecommunication Services	0	140	0	140
Portugal
Financials	0	0	1	1
Utilities	0	269	0	269
Singapore
Consumer Discretionary	0	110	0	110
Financials	0	725	0	725
Industrials	0	386	0	386
Information Technology	137	0	0	137
Telecommunication Services	0	193	0	193
South Africa
Financials	0	67	0	67
Materials	0	132	0	132
Spain
Consumer Discretionary	0	79	0	79
Energy	0	250	0	250
Financials	0	1,872	0	1,872
Industrials	0	551	0	551
Telecommunication Services	0	1,357	0	1,357
Utilities	0	1,003	0	1,003
Sweden
Consumer Discretionary	0	223	0	223
Consumer Staples	0	212	0	212
Financials	0	581	0	581
Health Care	0	30	0	30
Industrials	0	648	0	648
Information Technology	0	263	0	263
Materials	0	105	0	105
Telecommunication Services	0	507	0	507
Switzerland
Consumer Discretionary	45	0	0	45
Consumer Staples	0	822	0	822
Energy	384	0	0	384
Financials	87	2,036	0	2,123
Health Care	0	2,558	0	2,558
Industrials	0	447	0	447
Information Technology	226	86	0	312
Materials	115	343	0	458
Telecommunication Services	0	14	0	14
United Kingdom
Consumer Discretionary	250	1,771	0	2,021
Consumer Staples	18	4,090	0	4,108
Energy	0	2,341	0	2,341
Financials	0	6,969	0	6,969
Health Care	0	2,104	0	2,104
Industrials	117	1,486	0	1,603
Information Technology	0	85	0	85
Materials	0	1,504	0	1,504
Telecommunication Services	0	1,514	0	1,514
Utilities	0	1,322	0	1,322
United States
Consumer Discretionary	168	54	0	222
Information Technology	102	0	0	102
Materials	0	35	0	35
Preferred Stocks
Germany
Consumer Discretionary	0	370	0	370
Consumer Staples	0	150	0	150
Real Estate Investment Trusts
Australia
Financials	0	629	0	629
Canada
Financials	105	0	0	105
France
Financials	0	123	0	123
Hong Kong
Financials	0	96	0	96
United Kingdom
Financials	0	286	0	286
Warrants
France
Consumer Discretionary	113	0	0	113

Total Investments	$16,174	$118,983	$84	$135,241

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental US Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8%
COMMON STOCKS 98.8%
CURACAO 0.0%
INDUSTRIALS 0.0%
Neilsen Holdings PLC	2,397	$107

Total Curacao		107

IRELAND 0.4%
FINANCIALS 0.0%
XL Group PLC	5,395	196

HEALTH CARE 0.1%
Medtronic PLC	7,179	481

INFORMATION TECHNOLOGY 0.3%
Accenture PLC ‘A’	11,404	1,120

Total Ireland		1,797

PERU 0.0%
MATERIALS 0.0%
Southern Copper Corp.	7,029	188

Total Peru		188

SWITZERLAND 0.1%
FINANCIALS 0.1%
ACE Ltd.	2,278	235

Total Switzerland		235

UNITED STATES 98.3%
CONSUMER DISCRETIONARY 14.4%
Aaron’s, Inc.	16,329	590
Abercrombie & Fitch Co. ‘A’	24,549	520
Advance Auto Parts, Inc.	595	113
Amazon.com, Inc. (a)	4,072	2,084
American Eagle Outfitters, Inc.	31,846	498
Apollo Education Group, Inc. (a)	36,502	404
Aramark	2,689	80
Ascena Retail Group, Inc. (a)	2,925	41
AutoNation, Inc. (a)	1,510	88
AutoZone, Inc. (a)	320	232
Barnes & Noble, Inc.	12,427	150
Bed Bath & Beyond, Inc. (a)	18,551	1,058
Best Buy Co., Inc.	28,617	1,062
Big Lots, Inc.	14,311	686
Bloomin’ Brands, Inc.	18,341	333
Bob Evans Farms, Inc.	5,858	254
Brinker International, Inc.	6,810	359
Burlington Stores, Inc. (a)	8,907	455
Cablevision Systems Corp. ‘A’	27,816	903
Caesars Entertainment Corp. (a)	24,207	143
Carnival Corp.	15,549	773
CBS Corp. ‘B’	5,121	204
Charter Communications, Inc. ‘A’ (a)	709	125
Cheesecake Factory, Inc.	1,931	104
Chico’s FAS, Inc.	11,637	183
Chipotle Mexican Grill, Inc. (a)	176	127
Cinemark Holdings, Inc.	3,980	129
Coach, Inc.	36,050	1,043
Comcast Corp. ‘A’	41,443	2,357
Cracker Barrel Old Country Store, Inc.	590	87
CST Brands, Inc.	6,848	231
Dana Holding Corp.	3,115	49

Darden Restaurants, Inc.	1,336	92
DeVry Education Group, Inc.	6,355	173
Dillard’s, Inc. ‘A’	4,318	377
Dollar General Corp.	2,403	174
Dollar Tree, Inc. (a)	5,768	384
Expedia, Inc.	2,372	279
Foot Locker, Inc.	4,399	317
Ford Motor Co.	13,110	178
Fossil Group, Inc. (a)	4,805	268
GameStop Corp. ‘A’	16,409	676
Gap, Inc.	27,846	794
Genesco, Inc. (a)	3,286	188
Genuine Parts Co.	4,939	409
GNC Holdings, Inc. ‘A’	1,870	76
Goodyear Tire & Rubber Co.	6,001	176
Graham Holdings Co. ‘B’	523	302
Guess?, Inc.	17,072	365
Hanesbrands, Inc.	4,501	130
Hasbro, Inc.	7,056	509
Home Depot, Inc.	28,809	3,327
Houghton Mifflin Harcourt Co. (a)	4,042	82
Interpublic Group of Cos., Inc.	37,100	710
ITT Educational Services, Inc. (a)	10,517	36
Jack in the Box, Inc.	847	65
Kohl’s Corp.	29,030	1,344
L Brands, Inc.	10,377	935
Leggett & Platt, Inc.	5,350	221
Liberty Interactive Corp. ‘A’ (a)	16,611	436
Live Nation Entertainment, Inc. (a)	1,822	44
Lowe’s Cos., Inc.	43,612	3,006
Macy’s, Inc.	14,124	725
Marriott International, Inc. ‘A’	1,120	76
Mattel, Inc.	24,952	525
McDonald’s Corp.	30,280	2,983
MGM Resorts International (a)	2,856	53
Murphy USA, Inc. (a)	5,944	327
NIKE, Inc. ‘B’	11,775	1,448
Nordstrom, Inc.	5,073	364
Norwegian Cruise Line Holdings Ltd. (a)	1,765	101
O’Reilly Automotive, Inc. (a)	2,866	716
Office Depot, Inc. (a)	9,155	59
Omnicom Group, Inc.	18,368	1,210
Outerwall, Inc.	2,723	155
Panera Bread Co. ‘A’ (a)	477	92
Priceline Group, Inc. (a)	74	92
Ralph Lauren Corp.	3,315	392
Regal Entertainment Group ‘A’	14,869	278
Regis Corp. (a)	4,775	63
Rent-A-Center, Inc.	19,123	464
Ross Stores, Inc.	3,713	180
Royal Caribbean Cruises Ltd.	6,682	595
Safeway Casa Ley CVR	38,866	5
Safeway PDC LLC CVR	38,866	2
Sally Beauty Holdings, Inc. (a)	3,271	78
Scholastic Corp.	2,597	101
Sears Holdings Corp. (a)	7,932	179
SeaWorld Entertainment, Inc.	23,101	411
Service Corp. International	4,147	112
Staples, Inc.	102,066	1,197
Starbucks Corp.	7,917	450
Strayer Education, Inc. (a)	835	46
Target Corp.	49,116	3,863
TEGNA, Inc.	4,442	99
Tenneco, Inc. (a)	1,905	85
Time Warner Cable, Inc.	14,685	2,634
Time Warner, Inc.	40,832	2,807
Time, Inc.	16,545	315
TJX Cos., Inc.	7,638	546
Tractor Supply Co.	988	83
Tribune Media Co. ‘A’	3,983	142
Tupperware Brands Corp.	2,697	133
Urban Outfitters, Inc. (a)	2,650	78
VF Corp.	4,279	292
Viacom, Inc. ‘B’	25,919	1,118
Walt Disney Co.	20,975	2,144
Weight Watchers International, Inc. (a)	23,093	147
Wendy’s Co.	9,404	81
Whirlpool Corp.	1,240	183
Williams-Sonoma, Inc.	1,201	92
Wyndham Worldwide Corp.	4,629	333
Wynn Resorts Ltd.	2,509	133
Yum! Brands, Inc.	6,161	493

		60,818

CONSUMER STAPLES 9.7%
Altria Group, Inc.	42,666	2,321
Archer-Daniels-Midland Co.	5,541	230
Avon Products, Inc.	53,097	173
Bunge Ltd.	5,080	372
Campbell Soup Co.	4,874	247
Casey’s General Stores, Inc.	814	84
Clorox Co.	1,759	203
Coca-Cola Co.	68,227	2,737
Coca-Cola Enterprises, Inc.	10,220	494
Colgate-Palmolive Co.	13,975	887
ConAgra Foods, Inc.	15,567	631
Costco Wholesale Corp.	4,964	718
CVS Health Corp.	25,910	2,500
Dr Pepper Snapple Group, Inc.	12,672	1,002
Edgewell Personal Care Co.	1,566	128
Estee Lauder Cos., Inc. ‘A’	1,234	100
General Mills, Inc.	13,114	736
Herbalife Ltd. (a)	12,859	701
HRG Group, Inc. (a)	6,461	76
Ingredion, Inc.	1,223	107
JM Smucker Co.	2,912	332
Kellogg Co.	6,250	416
Kimberly-Clark Corp.	2,067	225
Kraft Heinz Co.	7,605	537
Kroger Co.	71,672	2,585
Molson Coors Brewing Co. ‘B’	1,391	115
Mondelez International, Inc. ‘A’	37,749	1,580
Monster Beverage Corp. (a)	2,217	300
Nu Skin Enterprises, Inc. ‘A’	2,650	109
PepsiCo, Inc.	36,126	3,407
Philip Morris International, Inc.	47,757	3,789
Procter & Gamble Co.	64,634	4,650
Reynolds American, Inc.	21,032	931
Rite Aid Corp. (a)	64,996	394
SUPERVALU, Inc. (a)	14,115	101
Sysco Corp.	23,281	907
Universal Corp.	3,047	151
Wal-Mart Stores, Inc.	66,042	4,282
Walgreens Boots Alliance, Inc.	17,945	1,491
Whole Foods Market, Inc.	2,595	82

		40,831

ENERGY 8.6%
Anadarko Petroleum Corp.	3,549	214
Apache Corp.	4,904	192
Baker Hughes, Inc.	6,613	344
Bill Barrett Corp. (a)	27,003	89
California Resources Corp.	138,492	360
Cameron International Corp. (a)	5,838	358
Chesapeake Energy Corp.	76,664	562
Chevron Corp.	99,696	7,864
Cloud Peak Energy, Inc. (a)	9,011	24
ConocoPhillips	95,168	4,564
CONSOL Energy, Inc.	1,233	12
Devon Energy Corp.	8,759	325
Diamond Offshore Drilling, Inc.	10,076	174
Energen Corp.	1,793	89
Energy Ltd.	28,955	30
EOG Resources, Inc.	4,191	305
Exterran Holdings, Inc.	2,527	46
Exxon Mobil Corp.	153,710	11,428
Halliburton Co.	8,570	303
Hess Corp.	11,622	582
HollyFrontier Corp.	13,495	659
Kinder Morgan, Inc.	998	28
LinnCo LLC	14,352	39
Marathon Oil Corp.	71,041	1,094
Marathon Petroleum Corp.	11,902	552
McDermott International, Inc. (a)	29,520	127
Murphy Oil Corp.	19,177	464
National Oilwell Varco, Inc.	10,403	392
Newfield Exploration Co. (a)	11,891	391
Occidental Petroleum Corp.	18,755	1,241
Patterson-UTI Energy, Inc.	6,332	83
Peabody Energy Corp.	15,201	21
Phillips 66	583	45
Rowan Cos. PLC ‘A’	4,292	69
SandRidge Energy, Inc. (a)	26,107	7
Schlumberger Ltd.	13,254	914

SEACOR Holdings, Inc. (a)	4,527	271
Seventy Seven Energy, Inc. (a)	16,637	23
Spectra Energy Corp.	2,004	53
Stone Energy Corp. (a)	35,522	176
Tesoro Corp.	4,599	447
Tidewater, Inc.	4,497	59
Unit Corp. (a)	3,057	35
Valero Energy Corp.	9,320	560
Whiting Petroleum Corp. (a)	11,342	173
Williams Cos., Inc.	2,008	74
WPX Energy, Inc. (a)	33,955	225

		36,087

FINANCIALS 10.9%
Aflac, Inc.	745	43
Allstate Corp.	13,456	784
Ally Financial, Inc. (a)	11,627	237
Ambac Financial Group, Inc. (a)	5,385	78
American Equity Investment Life Holding Co.	8,022	187
American Express Co.	10,146	752
American Financial Group, Inc.	5,231	360
American International Group, Inc.	37,838	2,150
Assurant, Inc.	5,343	422
Bank of America Corp.	296,884	4,625
Bank of New York Mellon Corp.	16,492	646
BB&T Corp.	16,347	582
Berkshire Hathaway, Inc. ‘B’ (a)	8,116	1,058
BGC Partners, Inc. ‘A’	16,994	140
Capital One Financial Corp.	23,422	1,699
Capitol Federal Financial, Inc.	7,161	87
Cash America International, Inc.	1,843	52
Chubb Corp.	10,204	1,252
CIT Group, Inc.	5,211	209
Citigroup, Inc.	66,373	3,293
Citizens Financial Group, Inc.	3,513	84
CME Group, Inc.	5,997	556
Discover Financial Services	7,396	384
E*TRADE Financial Corp. (a)	12,175	321
Federated Investors, Inc. ‘B’	2,150	62
Fifth Third Bancorp	18,863	357
First Horizon National Corp.	5,972	85
First Niagara Financial Group, Inc.	14,475	148
FNF Group	2,332	83
Franklin Resources, Inc.	2,826	105
Genworth Financial, Inc. ‘A’ (a)	12,452	58
Goldman Sachs Group, Inc.	7,473	1,298
Hartford Financial Services Group, Inc.	13,529	619
HCC Insurance Holdings, Inc.	2,271	176
Hudson City Bancorp, Inc.	19,206	195
Interactive Brokers Group, Inc. ‘A’	3,450	136
JPMorgan Chase & Co.	121,978	7,437
Kemper Corp.	3,257	115
KeyCorp	19,776	257
Legg Mason, Inc.	7,494	312
Lincoln National Corp.	3,184	151
Loews Corp.	5,518	199
McGraw Hill Financial, Inc.	5,733	496
MetLife, Inc.	3,410	161
NASDAQ, Inc.	6,299	336
New York Community Bancorp, Inc.	10,106	182
People’s United Financial, Inc.	17,144	270
PHH Corp. (a)	13,529	191
PNC Financial Services Group, Inc.	11,686	1,042
Primerica, Inc.	3,399	153
Progressive Corp.	9,377	287
Regions Financial Corp.	37,290	336
Reinsurance Group of America, Inc.	3,066	278
Santander Consumer USA Holdings, Inc. (a)	13,740	281
SLM Corp. (a)	51,341	380
Springleaf Holdings, Inc. (a)	2,024	88
StanCorp Financial Group, Inc.	685	78
State Street Corp.	5,221	351
SunTrust Banks, Inc.	16,124	617
Symetra Financial Corp.	5,411	171
Synchrony Financial (a)	5,579	175
TCF Financial Corp.	4,629	70
Travelers Cos., Inc.	28,689	2,855
U.S. Bancorp	4,598	189
Unum Group	13,991	449
Voya Financial, Inc.	11,662	452
Wells Fargo & Co.	77,912	4,001
WR Berkley Corp.	3,133	170

		45,853

HEALTH CARE 12.6%
Abbott Laboratories	19,234	774
AbbVie, Inc.	26,069	1,418
Aetna, Inc.	16,679	1,825
Agilent Technologies, Inc.	3,690	127
Alere, Inc. (a)	3,675	177
Alexion Pharmaceuticals, Inc. (a)	1,282	200
AmerisourceBergen Corp.	3,649	347
Amgen, Inc.	21,820	3,018
Anthem, Inc.	25,264	3,537
Baxter International, Inc.	16,779	551
Becton Dickinson and Co.	6,800	902
Bio-Rad Laboratories, Inc. ‘A’ (a)	2,238	301
Biogen, Inc. (a)	2,815	821
Boston Scientific Corp. (a)	32,285	530
Bristol-Myers Squibb Co.	32,314	1,913
Cardinal Health, Inc.	6,577	505
Celgene Corp. (a)	13,239	1,432
Centene Corp. (a)	2,820	153
Charles River Laboratories International, Inc. (a)	898	57
Cigna Corp.	2,705	365
Community Health Systems, Inc. (a)	17,122	732
CR Bard, Inc.	1,840	343
DaVita HealthCare Partners, Inc. (a)	1,553	112
Edwards Lifesciences Corp. (a)	2,115	301
Eli Lilly & Co.	32,819	2,747
Envision Healthcare Holdings, Inc. (a)	3,811	140
Express Scripts Holding Co. (a)	7,738	626
Gilead Sciences, Inc.	19,024	1,868
Halyard Health, Inc. (a)	5,002	142
HCA Holdings, Inc. (a)	38,633	2,989
Health Net, Inc. (a)	10,233	616
HealthSouth Corp.	1,978	76
Henry Schein, Inc. (a)	1,157	154
Hologic, Inc. (a)	2,541	99
Humana, Inc.	5,444	974
Illumina, Inc. (a)	410	72
Johnson & Johnson	48,826	4,558
Kindred Healthcare, Inc.	15,451	243
Laboratory Corp. of America Holdings (a)	745	81
LifePoint Hospitals, Inc. (a)	5,085	360
Magellan Health, Inc. (a)	3,662	203
Mallinckrodt PLC (a)	2,717	174
McKesson Corp.	4,192	776
Merck & Co., Inc.	49,913	2,465
Mylan NV (a)	1,897	76
Owens & Minor, Inc.	3,121	100
Patterson Cos., Inc.	1,794	78
Pfizer, Inc.	171,646	5,391
Quest Diagnostics, Inc.	16,828	1,034
Regeneron Pharmaceuticals, Inc. (a)	495	230
St Jude Medical, Inc.	6,118	386
STERIS Corp.	1,051	68
Stryker Corp.	4,343	409
Tenet Healthcare Corp. (a)	6,843	253
Thermo Fisher Scientific, Inc.	1,798	220
United Therapeutics Corp. (a)	519	68
UnitedHealth Group, Inc.	28,932	3,356
Universal Health Services, Inc. ‘B’	1,724	215
Valeant Pharmaceuticals International, Inc. (a)	413	74
VCA, Inc. (a)	1,781	94
WellCare Health Plans, Inc. (a)	3,476	300
Zimmer Biomet Holdings, Inc.	4,541	427
Zoetis, Inc.	6,746	278

		52,861

INDUSTRIALS 7.9%
3M Co.	13,065	1,852
ADT Corp.	15,771	472
AGCO Corp.	6,617	309
Aircastle Ltd.	6,193	128
Alaska Air Group, Inc.	2,933	233
American Airlines Group, Inc.	7,553	293
Atlas Air Worldwide Holdings, Inc. (a)	846	29
Avis Budget Group, Inc. (a)	7,914	346
Boeing Co.	5,146	674
Brady Corp. ‘A’	1,525	30
Brink’s Co.	1,820	49
Caterpillar, Inc.	18,805	1,229
CH Robinson Worldwide, Inc.	2,019	137

Cintas Corp.	1,350	116
Civeo Corp.	24,494	36
Covanta Holding Corp.	4,838	84
CSX Corp.	34,980	941
Cummins, Inc.	2,413	262
Danaher Corp.	4,046	345
Deere & Co.	18,695	1,383
Delta Air Lines, Inc.	3,652	164
Dover Corp.	3,493	200
Emerson Electric Co.	22,275	984
FedEx Corp.	1,953	281
Flowserve Corp.	1,817	75
Fluor Corp.	3,233	137
FTI Consulting, Inc. (a)	4,725	196
GATX Corp.	1,748	77
General Dynamics Corp.	8,643	1,192
General Electric Co.	134,097	3,382
Harsco Corp.	9,544	87
HD Supply Holdings, Inc. (a)	2,680	77
Hertz Global Holdings, Inc. (a)	4,883	82
Honeywell International, Inc.	8,860	839
Illinois Tool Works, Inc.	10,706	881
Ingersoll-Rand PLC	6,672	339
Jacobs Engineering Group, Inc. (a)	2,708	101
JetBlue Airways Corp. (a)	31,153	803
KBR, Inc.	19,443	324
Kennametal, Inc.	2,586	64
KLX, Inc. (a)	4,486	160
L-3 Communications Holdings, Inc.	4,850	507
Lockheed Martin Corp.	6,731	1,395
ManpowerGroup, Inc.	1,688	138
Norfolk Southern Corp.	7,681	587
Northrop Grumman Corp.	12,202	2,025
Orbital ATK, Inc.	1,717	123
Owens Corning	1,548	65
PACCAR, Inc.	4,361	227
Parker-Hannifin Corp.	3,384	329
Pitney Bowes, Inc.	26,356	523
Raytheon Co.	12,639	1,381
Republic Airways Holdings, Inc. (a)	13,616	79
Republic Services, Inc.	8,914	367
Rockwell Collins, Inc.	2,610	214
RR Donnelley & Sons Co.	28,216	411
Ryder System, Inc.	4,033	299
SkyWest, Inc.	12,022	201
Southwest Airlines Co.	7,297	278
SPX Corp.	3,968	47
SPX FLOW, Inc. (a)	3,968	137
Stanley Black & Decker, Inc.	866	84
Steelcase, Inc. ‘A’	6,843	126
Textron, Inc.	4,040	152
Timken Co.	1,869	51
Towers Watson & Co. ‘A’	1,405	165
Union Pacific Corp.	15,768	1,394
United Continental Holdings, Inc. (a)	5,367	285
United Parcel Service, Inc. ‘B’	3,101	306
United Technologies Corp.	10,679	950
Waste Management, Inc.	19,151	954
West Corp.	1,263	28
YRC Worldwide, Inc. (a)	5,296	70

		33,291

INFORMATION TECHNOLOGY 20.4%
Activision Blizzard, Inc.	46,262	1,429
Adobe Systems, Inc. (a)	1,199	99
Alphabet, Inc. ‘A’ (a)	1,800	1,149
Alphabet, Inc. ‘C’ (a)	4,565	2,777
Altera Corp.	996	50
Amdocs Ltd.	5,695	324
Analog Devices, Inc.	2,187	123
Anixter International, Inc. (a)	4,722	273
Apple, Inc.	94,845	10,461
Applied Materials, Inc.	18,185	267
Arrow Electronics, Inc. (a)	11,731	649
Atmel Corp.	5,496	44
Automatic Data Processing, Inc.	8,290	666
Avnet, Inc.	18,823	803
Booz Allen Hamilton Holding Corp.	17,566	460
Broadcom Corp. ‘A’	9,272	477
Broadridge Financial Solutions, Inc.	2,294	127
Brocade Communications Systems, Inc.	25,628	266
CA, Inc.	27,028	738
CACI International, Inc. ‘A’ (a)	2,738	203
CDW Corp.	1,196	49

Cisco Systems, Inc.	203,117	5,332
Cognizant Technology Solutions Corp. ‘A’ (a)	4,451	279
Computer Sciences Corp.	4,118	253
Convergys Corp.	8,549	198
CoreLogic, Inc. (a)	2,549	95
Corning, Inc.	65,750	1,126
Cypress Semiconductor Corp.	8,239	70
Diebold, Inc.	7,000	208
DST Systems, Inc.	839	88
Dun & Bradstreet Corp.	2,366	248
eBay, Inc. (a)	8,965	219
EchoStar Corp. ‘A’ (a)	1,835	79
Electronic Arts, Inc. (a)	9,409	638
EMC Corp.	58,028	1,402
F5 Networks, Inc. (a)	326	38
Facebook, Inc. ‘A’ (a)	3,396	305
Fairchild Semiconductor International, Inc. (a)	8,599	121
Fidelity National Information Services, Inc.	3,469	233
Fiserv, Inc. (a)	2,272	197
Flextronics International Ltd. (a)	38,267	403
Global Payments, Inc.	1,978	227
Harris Corp.	8,601	629
Hewlett-Packard Co.	206,259	5,282
Ingram Micro, Inc. ‘A’	14,802	403
Intel Corp.	262,498	7,912
InterActiveCorp	6,833	446
International Business Machines Corp.	69,302	10,047
Intersil Corp. ‘A’	11,054	129
Intuit, Inc.	2,930	260
Itron, Inc. (a)	3,900	124
Jabil Circuit, Inc.	18,432	412
Juniper Networks, Inc.	35,607	916
Keysight Technologies, Inc. (a)	5,663	175
KLA-Tencor Corp.	4,129	207
Lam Research Corp.	2,284	149
Leidos Holdings, Inc.	4,025	166
Lexmark International, Inc. ‘A’	16,142	468
Mastercard, Inc. ‘A’	14,796	1,333
Maxim Integrated Products, Inc.	15,079	504
Microsoft Corp.	169,494	7,502
Motorola Solutions, Inc.	13,356	913
NCR Corp. (a)	1,966	45
NetApp, Inc.	14,119	418
NeuStar, Inc. ‘A’ (a)	9,854	268
NVIDIA Corp.	4,243	105
ON Semiconductor Corp. (a)	15,883	149
Oracle Corp.	80,245	2,898
Paychex, Inc.	3,224	154
Polycom, Inc. (a)	28,869	303
QLogic Corp. (a)	24,510	251
QUALCOMM, Inc.	12,268	659
SanDisk Corp.	2,223	121
Seagate Technology PLC	13,219	592
Skyworks Solutions, Inc.	2,625	221
Symantec Corp.	48,659	947
SYNNEX Corp.	1,286	109
Synopsys, Inc. (a)	2,860	132
Take-Two Interactive Software, Inc. (a)	4,953	142
Tech Data Corp. (a)	7,978	547
Teradata Corp. (a)	5,225	151
Teradyne, Inc.	5,069	91
Texas Instruments, Inc.	28,709	1,422
Unisys Corp. (a)	15,271	182
Visa, Inc. ‘A’	34,410	2,397
Vishay Intertechnology, Inc.	23,136	224
Western Digital Corp.	2,497	198
Western Union Co.	57,116	1,049
Xerox Corp.	66,258	645
Yahoo!, Inc. (a)	6,377	184

		85,774

MATERIALS 2.0%
Air Products & Chemicals, Inc.	3,330	425
Airgas, Inc.	1,156	103
Alcoa, Inc.	38,539	372
Armstrong World Industries, Inc. (a)	10,111	483
Ashland, Inc.	1,447	146
Ball Corp.	4,258	265
Bemis Co., Inc.	4,594	182
CF Industries Holdings, Inc.	10,572	475
Coeur Mining, Inc. (a)	25,898	73
Commercial Metals Co.	11,456	155
Cytec Industries, Inc.	1,682	124
Dow Chemical Co.	19,855	842

E.I. du Pont de Nemours & Co.	15,033	724
Freeport-McMoRan, Inc.	53,459	518
Graphic Packaging Holding Co.	6,017	77
Huntsman Corp.	3,657	35
International Paper Co.	5,480	207
LyondellBasell Industries NV ‘A’	4,584	382
Monsanto Co.	6,279	536
Mosaic Co.	16,734	521
Newmont Mining Corp.	53,266	856
Owens-Illinois, Inc. (a)	2,418	50
PPG Industries, Inc.	3,554	312
Praxair, Inc.	3,432	349
Sherwin-Williams Co.	360	80
Sigma-Aldrich Corp.	1,221	170
Sonoco Products Co.	2,905	110
U.S. Steel Corp.	2,589	27

		8,599

TELECOMMUNICATION SERVICES 5.2%
AT&T, Inc.	412,027	13,424
CenturyLink, Inc.	73,427	1,844
Contra Leap Wireless	22,373	56
Frontier Communications Corp.	214,279	1,018
Level 3 Communications, Inc. (a)	956	42
Sprint Corp. (a)	34,147	131
T-Mobile US, Inc. (a)	2,154	86
Telephone & Data Systems, Inc.	13,993	349
Verizon Communications, Inc.	107,045	4,658
Windstream Holdings, Inc.	50,674	311

		21,919

UTILITIES 6.6%
AES Corp.	32,490	318
AGL Resources, Inc.	3,928	240
Alliant Energy Corp.	5,130	300
Ameren Corp.	23,660	1,000
American Electric Power Co., Inc.	26,015	1,479
American Water Works Co., Inc.	3,329	183
Atmos Energy Corp.	3,888	226
Avista Corp.	4,718	157
Calpine Corp. (a)	14,059	205
CenterPoint Energy, Inc.	22,422	404
CMS Energy Corp.	15,634	552
Consolidated Edison, Inc.	27,149	1,815
Dominion Resources, Inc.	8,837	622
DTE Energy Co.	11,575	930
Duke Energy Corp.	14,042	1,010
Dynegy, Inc. (a)	2,640	55
Edison International	20,652	1,303
El Paso Electric Co.	2,437	90
Entergy Corp.	24,476	1,593
Exelon Corp.	59,251	1,760
FirstEnergy Corp.	32,926	1,031
Great Plains Energy, Inc.	6,825	184
IDACORP, Inc.	630	41
MDU Resources Group, Inc.	22,724	391
New Jersey Resources Corp.	5,297	159
NextEra Energy, Inc.	9,143	892
NiSource, Inc.	13,074	243
NorthWestern Corp.	3,084	166
ONE Gas, Inc.	2,113	96
Pepco Holdings, Inc.	24,466	593
PG&E Corp.	25,644	1,354
Pinnacle West Capital Corp.	9,592	615
PNM Resources, Inc.	8,733	245
Portland General Electric Co.	5,880	217
PPL Corp.	18,497	608
Public Service Enterprise Group, Inc.	32,712	1,379
SCANA Corp.	5,298	298
Sempra Energy	6,417	621
Southern Co.	35,028	1,566
Southwest Gas Corp.	2,505	146
TECO Energy, Inc.	24,917	654
UGI Corp.	1,832	64
UIL Holdings Corp.	2,187	110
Vectren Corp.	4,632	195
WEC Energy Group, Inc.	9,127	477
Westar Energy, Inc.	7,296	280
WGL Holdings, Inc.	5,061	292

Xcel Energy, Inc.	23,699	839

		27,998

Total United States		414,031

Total Common Stocks (Cost $350,558)		416,358

REAL ESTATE INVESTMENT TRUSTS 1.0%
UNITED STATES 1.0%
FINANCIALS 1.0%
American Capital Agency Corp.	10,625	199
American Capital Mortgage Investment Corp.	9,742	144
Annaly Capital Management, Inc.	127,666	1,260
Capstead Mortgage Corp.	8,343	82
Columbia Property Trust, Inc.	7,268	169
Corrections Corp. of America	5,485	162
Crown Castle International Corp.	474	37
CYS Investments, Inc.	5,638	41
Digital Realty Trust, Inc.	1,472	96
Hatteras Financial Corp.	11,649	176
Hospitality Properties Trust	3,661	94
Iron Mountain, Inc.	18,763	582
Mack-Cali Realty Corp.	2,187	41
MFA Financial, Inc.	22,409	153
New Residential Investment Corp.	12,321	161
Outfront Media, Inc.	3,872	81
Piedmont Office Realty Trust, Inc. ‘A’	7,691	138
Simon Property Group, Inc.	481	88
Weyerhaeuser Co.	17,137	468

		4,172

Total Real Estate Investment Trusts (Cost $4,494)		4,172

Total Investments in Securities (Cost $355,052)		420,530

Total Investments 99.8% (Cost $355,052)		$420,530
Other Assets and Liabilities, net 0.2%		690

Net Assets 100.0%		$421,220

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Common Stocks
Curacao
Industrials	$107	$0	$0	$107
Ireland
Financials	196	0	0	196
Health Care	481	0	0	481
Information Technology	1,120	0	0	1,120
Peru
Materials	188	0	0	188
Switzerland
Financials	235	0	0	235
United States
Consumer Discretionary	60,811	0	7	60,818
Consumer Staples	40,831	0	0	40,831
Energy	36,087	0	0	36,087
Financials	45,853	0	0	45,853
Health Care	52,861	0	0	52,861
Industrials	33,291	0	0	33,291
Information Technology	85,774	0	0	85,774
Materials	8,599	0	0	8,599
Telecommunication Services	21,863	0	56	21,919
Utilities	27,998	0	0	27,998
Real Estate Investment Trusts
United States
Financials	4,172	0	0	4,172

Total Investments	$420,467	$0	$63	$420,530

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental US Small Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.6%
COMMON STOCKS 95.1%
UNITED STATES 95.1%
CONSUMER DISCRETIONARY 20.1%
1-800-Flowers.com, Inc. ‘A’ (a)	6,880	$63
A H Belo Corp. ‘A’	667	3
Aeropostale, Inc. (a)	5,027	3
AMC Entertainment Holdings, Inc. ‘A’	10,033	253
America’s Car-Mart, Inc. (a)	1,145	38
American Axle & Manufacturing Holdings, Inc. (a)	734	15
American Public Education, Inc. (a)	3,502	82
Arctic Cat, Inc.	2,459	55
Asbury Automotive Group, Inc. (a)	2,077	169
Ascent Capital Group, Inc. ‘A’ (a)	3,008	82
Barnes & Noble, Inc.	8,647	105
Bassett Furniture Industries, Inc.	2,519	70
bebe stores, Inc.	17,042	16
Big 5 Sporting Goods Corp.	8,332	86
Biglari Holdings, Inc. (a)	98	36
BJ’s Restaurants, Inc. (a)	5,080	219
Blue Nile, Inc. (a)	1,254	42
Bon-Ton Stores, Inc.	5,946	19
Boot Barn Holdings, Inc. (a)	488	9
Boyd Gaming Corp. (a)	35,097	572
Bravo Brio Restaurant Group, Inc. (a)	6,101	69
Bridgepoint Education, Inc. (a)	11,613	88
Bright Horizons Family Solutions, Inc. (a)	1,762	113
Buckle, Inc.	9,958	368
Build-A-Bear Workshop, Inc. (a)	5,116	97
Caleres, Inc.	12,795	391
Callaway Golf Co.	11,069	92
Capella Education Co.	3,873	192
Career Education Corp. (a)	13,719	52
Carriage Services, Inc.	2,277	49
Carrols Restaurant Group, Inc. (a)	13,216	157
Cato Corp. ‘A’	6,602	225
Cheesecake Factory, Inc.	1,583	85
Chegg, Inc. (a)	1,353	10
Children’s Place, Inc.	7,990	461
Choice Hotels International, Inc.	4,914	234
Christopher & Banks Corp. (a)	8,699	10
Churchill Downs, Inc.	547	73
Citi Trends, Inc.	6,501	152
Clear Channel Outdoor Holdings, Inc. ‘A’ (a)	9,912	71
ClubCorp Holdings, Inc.	3,378	72
Collectors Universe, Inc.	952	14
Columbia Sportswear Co.	3,896	229
Conn’s, Inc. (a)	3,213	77
Container Store Group, Inc. (a)	5,997	84
Cooper Tire & Rubber Co.	2,549	101
Cooper-Standard Holding, Inc. (a)	2,023	117
Core-Mark Holding Co., Inc.	4,457	292
Crocs, Inc. (a)	26,226	339
CSS Industries, Inc.	1,910	50
Cumulus Media, Inc. ‘A’ (a)	11,787	8
Del Frisco’s Restaurant Group, Inc. (a)	995	14
Denny’s Corp. (a)	22,125	244
Destination Maternity Corp.	4,309	40
Destination XL Group, Inc. (a)	13,394	78
Diamond Resorts International, Inc. (a)	2,842	66
DineEquity, Inc.	2,194	201
DreamWorks Animation SKG, Inc. ‘A’ (a)	1,132	20
El Pollo Loco Holdings, Inc. (a)	810	9
Entercom Communications Corp. ‘A’ (a)	7,121	72
Eros International PLC (a)	4,402	120
Ethan Allen Interiors, Inc.	3,328	88
EVINE Live, Inc. (a)	8,647	23
EW Scripps Co. ‘A’	4,479	79
Express, Inc. (a)	18,256	326
Extended Stay America, Inc.	4,042	68
Famous Dave’s of America, Inc. (a)	822	11
Federal-Mogul Holdings Corp. (a)	5,137	35
Fiesta Restaurant Group, Inc. (a)	2,333	106
Finish Line, Inc. ‘A’	17,882	345

Five Below, Inc. (a)	1,076	36
Flexsteel Industries, Inc.	326	10
Francesca’s Holdings Corp. (a)	5,204	64
Fred’s, Inc.	9,861	117
FTD Cos., Inc. (a)	3,244	97
Fuel Systems Solutions, Inc. (a)	6,799	33
G-III Apparel Group Ltd. (a)	1,375	85
Gentherm, Inc. (a)	602	27
Gerber Scientific, Inc.	496	0
GoPro, Inc. ‘A’ (a)	268	8
Grand Canyon Education, Inc. (a)	1,201	46
Groupon, Inc. (a)	9,522	31
Harte-Hanks, Inc.	16,133	57
Haverty Furniture Cos., Inc.	3,881	91
hhgregg, Inc. (a)	7,294	35
Hibbett Sports, Inc. (a)	2,211	77
Hooker Furniture Corp.	1,237	29
Houghton Mifflin Harcourt Co. (a)	4,010	81
HSN, Inc.	4,448	255
Hyatt Hotels Corp. ‘A’ (a)	4,212	198
Iconix Brand Group, Inc. (a)	4,054	55
International Speedway Corp. ‘A’	4,566	145
Interval Leisure Group, Inc.	4,160	76
Isle of Capri Casinos, Inc. (a)	13,403	234
Jamba, Inc. (a)	2,769	39
Jindal Steel & Power Ltd. (a)	16,803	143
Johnson Outdoors, Inc. ‘A’	189	4
K12, Inc. (a)	11,400	142
Kirkland’s, Inc.	3,909	84
Krispy Kreme Doughnuts, Inc. (a)	1,680	25
La Quinta Holdings, Inc. (a)	1,887	30
La-Z-Boy, Inc.	2,438	65
Lands’ End, Inc. (a)	12,791	345
LeapFrog Enterprises, Inc. (a)	3,726	3
Lee Enterprises, Inc. (a)	14,752	31
Libbey, Inc.	3,462	113
Liberty TripAdvisor Holdings, Inc. ‘A’ (a)	8,180	181
LifeLock, Inc. (a)	1,621	14
Lifetime Brands, Inc.	380	5
Lions Gate Entertainment Corp.	1,795	66
Lithia Motors, Inc. ‘A’	636	69
Loral Space & Communications, Inc. (a)	2,076	98
Lumber Liquidators Holdings, Inc. (a)	6,498	85
Marcus Corp.	5,613	109
Marriott Vacations Worldwide Corp.	4,938	336
Mattress Firm Holding Corp. (a)	1,289	54
McClatchy Co. ‘A’ (a)	23,637	23
MDC Holdings, Inc.	256	7
Meritage Homes Corp. (a)	1,012	37
Metaldyne Performance Group, Inc.	397	8
Michaels Cos., Inc. (a)	6,488	150
Modine Manufacturing Co. (a)	8,298	65
Monarch Casino & Resort, Inc. (a)	2,034	37
Monro Muffler Brake, Inc.	1,984	134
Morningstar, Inc.	1,287	103
Movado Group, Inc.	3,791	98
NACCO Industries, Inc. ‘A’	1,895	90
National CineMedia, Inc.	11,751	158
Nautilus, Inc. (a)	3,499	52
Nexstar Broadcasting Group, Inc. ‘A’	1,465	69
Noodles & Co. (a)	2,259	32
Nutrisystem, Inc.	8,584	228
Outerwall, Inc.	2,418	138
Overstock.com, Inc. (a)	500	9
Oxford Industries, Inc.	2,075	153
Pacific Sunwear of California, Inc. (a)	23,256	7
Papa John’s International, Inc.	3,946	270
Penn National Gaming, Inc. (a)	33,316	559
Pep Boys-Manny Moe & Jack (a)	16,349	199
Perry Ellis International, Inc. (a)	6,251	137
PetMed Express, Inc.	5,897	95
Pier 1 Imports, Inc.	45,395	313
Pinnacle Entertainment, Inc. (a)	3,247	110
Popeyes Louisiana Kitchen, Inc. (a)	788	44
Potbelly Corp. (a)	3,626	40
Quiksilver, Inc. (a)	14,843	0
Radio One, Inc. ‘D’ (a)	4,072	9
Reading International, Inc. ‘A’ (a)	1,648	21
Red Robin Gourmet Burgers, Inc. (a)	1,722	130
Regis Corp. (a)	9,390	123
Remy International, Inc.	3,477	102
Ruby Tuesday, Inc. (a)	5,987	37
Ruth’s Hospitality Group, Inc.	8,315	135
Scholastic Corp.	1,759	69
Scientific Games Corp. ‘A’ (a)	3,818	40
Sears Hometown and Outlet Stores, Inc. (a)	4,157	33

Select Comfort Corp. (a)	9,075	199
ServiceMaster Global Holdings, Inc. (a)	398	13
Shoe Carnival, Inc.	3,989	95
Shutterfly, Inc. (a)	1,871	67
Sinclair Broadcast Group, Inc. ‘A’	1,925	49
Sizmek, Inc. (a)	2,731	16
Skechers U.S.A., Inc. ‘A’ (a)	2,701	362
Skullcandy, Inc. (a)	7,739	43
Smith & Wesson Holding Corp. (a)	12,109	204
Sonic Automotive, Inc. ‘A’	6,022	123
Sonic Corp.	6,545	150
Sotheby’s	2,741	88
Speedway Motorsports, Inc.	1,876	34
Sportsman’s Warehouse Holdings, Inc. (a)	2,945	36
Stage Stores, Inc.	8,797	87
Standard Motor Products, Inc.	2,125	74
Stein Mart, Inc.	8,798	85
Steven Madden Ltd. (a)	2,849	104
Stoneridge, Inc. (a)	5,799	72
Strayer Education, Inc. (a)	5,015	276
Sturm Ruger & Co., Inc.	3,340	196
Superior Industries International, Inc.	4,298	80
Systemax, Inc. (a)	2,376	18
Taylor Morrison Home Corp. ‘A’ (a)	2,163	40
Texas Roadhouse, Inc.	9,825	365
Tilly’s, Inc. ‘A’ (a)	2,842	21
Tower International, Inc. (a)	8,488	202
Town Sports International Holdings, Inc. (a)	9,061	24
TravelCenters of America LLC (a)	4,153	43
Tuesday Morning Corp. (a)	6,014	33
Tumi Holdings, Inc. (a)	696	12
Universal Electronics, Inc. (a)	836	35
Universal Technical Institute, Inc.	3,980	14
Vera Bradley, Inc. (a)	6,988	88
Vince Holding Corp. (a)	1,228	4
Vitamin Shoppe, Inc. (a)	5,164	169
VOXX International Corp. (a)	2,663	20
West Marine, Inc. (a)	1,216	11
Weyco Group, Inc.	68	2
World Wrestling Entertainment, Inc. ‘A’	5,414	91
ZAGG, Inc. (a)	3,824	26
Zumiez, Inc. (a)	1,945	30

		19,947

CONSUMER STAPLES 4.7%
Alliance One International, Inc. (a)	1,435	29
Andersons, Inc.	2,735	93
B&G Foods, Inc.	2,415	88
Boston Beer Co., Inc. ‘A’ (a)	496	105
Cal-Maine Foods, Inc.	3,638	199
Central Garden & Pet Co. ‘A’ (a)	11,862	191
Coca-Cola Bottling Co. Consolidated	1,445	279
Coty, Inc. ‘A’	13,526	366
Elizabeth Arden, Inc. (a)	11,735	137
Fresh Del Monte Produce, Inc.	8,796	348
Fresh Market, Inc. (a)	2,092	47
HRG Group, Inc. (a)	13,576	159
Ingles Markets, Inc. ‘A”	8,320	398
Inter Parfums, Inc.	2,390	59
J&J Snack Foods Corp.	1,149	131
John B Sanfilippo & Son, Inc.	1,157	59
Lancaster Colony Corp.	1,067	104
Medifast, Inc. (a)	2,794	75
National Beverage Corp. (a)	1,792	55
Nature’s Sunshine Products, Inc.	788	10
Nutraceutical International Corp. (a)	441	10
Omega Protein Corp. (a)	6,748	115
Pilgrim’s Pride Corp.	309	6
Pinnacle Foods, Inc.	1,987	83
Post Holdings, Inc. (a)	676	40
PriceSmart, Inc.	887	69
Revlon, Inc. ‘A’ (a)	2,172	64
Roundy’s, Inc. (a)	26,843	62
Sanderson Farms, Inc.	224	15
Seaboard Corp. (a)	12	37
Seneca Foods Corp. ‘A’ (a)	1,715	45
Smart & Final Stores, Inc. (a)	1,731	27
Snyder’s-Lance, Inc.	2,624	89
SpartanNash Co.	9,885	256
Spectrum Brands Holdings, Inc.	2,071	190
USANA Health Sciences, Inc. (a)	1,090	146
Vector Group Ltd.	11,430	258
Village Super Market, Inc. ‘A’	1,040	25
WD-40 Co.	1,303	116
Weis Markets, Inc.	2,328	97

		4,682

ENERGY 3.7%
Alon USA Energy, Inc.	6,021	109
Antero Resources Corp. (a)	1,060	22
Basic Energy Services, Inc. (a)	12,037	40
Bonanza Creek Energy, Inc. (a)	11,707	48
C&J Energy Services Ltd. (a)	6,867	24
Callon Petroleum Co. (a)	7,999	58
CARBO Ceramics, Inc.	7,157	136
Carrizo Oil & Gas, Inc. (a)	2,941	90
Clayton Williams Energy, Inc. (a)	1,614	63
Clean Energy Fuels Corp. (a)	2,996	13
Comstock Resources, Inc.	4,746	9
Contango Oil & Gas Co. (a)	5,516	42
CVR Energy, Inc.	4,142	170
Delek U.S. Holdings, Inc.	7,429	206
Dorian LPG Ltd. (a)	1,014	10
Enbridge Energy Management LLC (a)	1,225	29
EnLink Midstream LLC	219	4
Era Group, Inc. (a)	3,702	55
EXCO Resources, Inc.	31,828	24
Fairmount Santrol Holdings, Inc. (a)	9,520	26
Forum Energy Technologies, Inc. (a)	8,777	107
Geospace Technologies Corp. (a)	8,086	112
Green Plains, Inc.	2,927	57
Gulf Island Fabrication, Inc.	2,959	31
Gulfmark Offshore, Inc. ‘A’	12,918	79
Hallador Energy Co.	2,931	20
Helix Energy Solutions Group, Inc. (a)	14,557	70
Hornbeck Offshore Services, Inc. (a)	5,369	73
ION Geophysical Corp. (a)	32,789	13
Jones Energy, Inc. ‘A’ (a)	3,516	17
Key Energy Services, Inc. (a)	33,366	16
Kosmos Energy Ltd. (a)	3,445	19
Laredo Petroleum, Inc. (a)	14,229	134
Matador Resources Co. (a)	1,657	34
Matrix Service Co. (a)	2,093	47
McDermott International, Inc. (a)	18,930	81
Memorial Resource Development Corp. (a)	844	15
Natural Gas Services Group, Inc. (a)	2,500	48
Newpark Resources, Inc. (a)	13,615	70
Northern Oil and Gas, Inc. (a)	34,524	153
Nuverra Environmental Solutions, Inc. (a)	3,453	5
Oasis Petroleum, Inc. (a)	2,618	23
Pacific Drilling S.A. (a)	20,621	26
Panhandle Oil and Gas, Inc. ‘A’	1,320	21
Parker Drilling Co. (a)	57,821	152
Parsley Energy, Inc. ‘A’ (a)	742	11
PDC Energy, Inc. (a)	2,453	130
Penn Virginia Corp. (a)	9,754	5
PetroQuest Energy, Inc. (a)	19,082	22
PHI, Inc. (a)	1,325	25
Pioneer Energy Services Corp. (a)	18,996	40
Primoris Services Corp.	3,275	59
Renewable Energy Group, Inc. (a)	4,813	40
Resolute Energy Corp. (a)	16,254	6
REX American Resources Corp. (a)	1,100	56
Rex Energy Corp. (a)	12,632	26
Rice Energy, Inc. (a)	1,466	24
RPC, Inc.	11,498	102
RSP Permian, Inc. (a)	466	9
Sanchez Energy Corp. (a)	12,152	75
Tesco Corp.	11,814	84
TETRA Technologies, Inc. (a)	24,109	142
Thermon Group Holdings, Inc. (a)	2,158	44
U.S. Silica Holdings, Inc.	580	8
Ultra Petroleum Corp. (a)	4,236	27
VAALCO Energy, Inc. (a)	12,786	22
W&T Offshore, Inc.	34,159	102
Warren Resources, Inc. (a)	15,553	8
Westmoreland Coal Co. (a)	2,664	38
Willbros Group, Inc. (a)	10,628	13

		3,719

FINANCIALS 11.7%
1st Source Corp.	2,938	91
Access National Corp.	646	13
Alexander & Baldwin, Inc.	649	22
American National Bankshares, Inc.	95	2
AMERISAFE, Inc.	1,024	51
Ames National Corp.	300	7

AmTrust Financial Services, Inc.	1,981	125
Arrow Financial Corp.	2,976	79
Artisan Partners Asset Management, Inc. ‘A’	926	33
Astoria Financial Corp.	2,824	45
Baldwin & Lyons, Inc. ‘B’	926	20
BancFirst Corp.	905	57
Bancorp, Inc. (a)	2,324	18
Bank Mutual Corp.	8,189	63
Bank of Marin Bancorp	35	2
Bank of the Ozarks, Inc.	988	43
BankFinancial Corp.	1,168	15
Beneficial Bancorp, Inc. (a)	2,667	35
Berkshire Hills Bancorp, Inc.	2,944	81
BGC Partners, Inc. ‘A’	13,014	107
BofI Holding, Inc. (a)	299	39
BOK Financial Corp.	2,539	164
Brookline Bancorp, Inc.	15,742	160
Bryn Mawr Bank Corp.	706	22
Calamos Asset Management, Inc. ‘A’	10,794	102
Camden National Corp.	741	30
Capital Bank Financial Corp. ‘A’ (a)	5,381	163
Capital City Bank Group, Inc.	326	5
Cash America International, Inc.	9,575	268
Cathay General Bancorp	664	20
Charter Financial Corp.	637	8
Chemical Financial Corp.	3,959	128
City Holding Co.	2,710	134
CNA Financial Corp.	4,256	149
Cohen & Steers, Inc.	1,389	38
Columbia Banking System, Inc.	1,260	39
Community Bank System, Inc.	3,333	124
Community Trust Bancorp, Inc.	2,594	92
Consumer Portfolio Services, Inc. (a)	2,674	13
Cowen Group, Inc. ‘A’ (a)	2,023	9
Crawford & Co. ‘B’	2,484	14
Credit Acceptance Corp. (a)	899	177
Customers Bancorp, Inc. (a)	1,410	36
Dime Community Bancshares, Inc.	6,179	104
Eagle Bancorp, Inc. (a)	374	17
eHealth, Inc. (a)	7,491	96
EMC Insurance Group, Inc.	792	18
Employers Holdings, Inc.	5,173	115
Enova International, Inc. (a)	7,670	78
Enterprise Financial Services Corp.	2,044	51
Erie Indemnity Co. ‘A’	357	30
EverBank Financial Corp.	8,086	156
Ezcorp, Inc. ‘A’ (a)	20,140	124
FBL Financial Group, Inc. ‘A’	2,294	141
FBR & Co.	1,789	37
Federal Agricultural Mortgage Corp. ‘C’	515	13
Federated National Holding Co.	632	15
Fidelity & Guaranty Life	4,773	117
Fidelity Southern Corp.	1,544	33
Financial Institutions, Inc.	1,724	43
First Bancorp	2,423	41
First Busey Corp.	3,906	78
First Cash Financial Services, Inc. (a)	1,824	73
First Commonwealth Financial Corp.	14,338	130
First Community Bancshares, Inc.	3,392	61
First Connecticut Bancorp, Inc.	1,446	23
First Defiance Financial Corp.	1,358	50
First Financial Bancorp	9,236	176
First Financial Corp.	2,251	73
First Interstate BancSystem, Inc. ‘A’	4,729	132
First Midwest Bancorp, Inc.	3,246	57
First NBC Bank Holding Co. (a)	226	8
First of Long Island Corp.	318	9
Flagstar Bancorp, Inc. (a)	3,032	62
Flushing Financial Corp.	5,924	119
Forestar Group, Inc. (a)	2,146	28
FXCM, Inc. ‘A’	11,425	10
GAIN Capital Holdings, Inc.	4,518	33
German American Bancorp, Inc.	593	17
GFI Group, Inc. (a)	18,665	112
Great Southern Bancorp, Inc.	931	40
Great Western Bancorp, Inc.	3,677	93
Green Dot Corp. ‘A’ (a)	1,930	34
Greenhill & Co., Inc.	3,093	88
GSV Capital Corp. (a)	691	5
Heartland Financial USA, Inc.	1,105	40
HFF, Inc. ‘A’	1,967	66
Hilltop Holdings, Inc. (a)	2,475	49
HomeStreet, Inc. (a)	1,762	41
HomeTrust Bancshares, Inc. (a)	1,759	33
Horace Mann Educators Corp.	4,271	142
IBERIABANK Corp.	1,207	70

Independent Bank Corp.	1,828	84
Infinity Property & Casualty Corp.	1,950	157
International Bancshares Corp.	294	7
INTL. FCStone, Inc. (a)	2,550	63
Investment Technology Group, Inc.	5,631	75
Janus Capital Group, Inc.	9,585	130
Kansas City Life Insurance Co.	259	12
KCG Holdings, Inc. ‘A’ (a)	14,759	162
Lakeland Bancorp, Inc.	3,594	40
LendingTree, Inc. (a)	415	39
MainSource Financial Group, Inc.	641	13
MarketAxess Holdings, Inc.	471	44
Marlin Business Services Corp.	2,080	32
MB Financial, Inc.	1,657	54
Mercury General Corp.	4,673	236
Metro Bancorp, Inc.	1,905	56
National Bank Holdings Corp. ‘A’	394	8
National Bankshares, Inc.	59	2
National Interstate Corp.	602	16
National Penn Bancshares, Inc.	6,028	71
National Western Life Insurance Co. ‘A’	475	106
Navigators Group, Inc. (a)	1,943	152
NBT Bancorp, Inc.	5,534	149
Nelnet, Inc. ‘A’	4,341	150
Northfield Bancorp, Inc.	2,892	44
Northwest Bancshares, Inc.	7,811	102
OceanFirst Financial Corp.	3,197	55
Old National Bancorp	5,523	77
OneBeacon Insurance Group Ltd. ‘A’	9,822	138
Oppenheimer Holdings, Inc. ‘A’	724	15
Pacific Premier Bancorp, Inc. (a)	1,299	26
Park National Corp.	1,832	165
Peoples Bancorp, Inc.	1,516	32
Phoenix Cos., Inc. (a)	163	5
Pinnacle Financial Partners, Inc.	746	37
Piper Jaffray Cos. (a)	2,795	101
PrivateBancorp, Inc.	303	12
Provident Financial Services, Inc.	9,791	191
RE/MAX Holdings, Inc. ‘A’	2,258	81
Regional Management Corp. (a)	2,783	43
Renasant Corp.	2,698	89
Republic Bancorp, Inc. ‘A’	2,561	63
RLI Corp.	1,957	105
S&T Bancorp, Inc.	2,693	88
Safety Insurance Group, Inc.	2,859	155
Sandy Spring Bancorp, Inc.	3,709	97
Selective Insurance Group, Inc.	1,260	39
Sierra Bancorp	129	2
Simmons First National Corp. ‘A’	1,124	54
South State Corp.	309	24
Southside Bancshares, Inc.	2,594	71
Springleaf Holdings, Inc. (a)	4,513	197
State Bank Financial Corp.	4,646	96
Stock Yards Bancorp, Inc.	2,094	76
Suffolk Bancorp	393	11
Talmer Bancorp, Inc. ‘A’	3,001	50
Territorial Bancorp, Inc.	1,571	41
TFS Financial Corp.	2,984	52
Tompkins Financial Corp.	1,607	86
Towne Bank	2,810	53
TrustCo Bank Corp.	13,983	82
United Fire Group, Inc.	2,891	101
United Insurance Holdings Corp.	1,903	25
Universal Insurance Holdings, Inc.	7,253	214
Univest Corp. of Pennsylvania	3,183	61
Virtus Investment Partners, Inc.	181	18
Walker & Dunlop, Inc. (a)	1,887	49
Washington Trust Bancorp, Inc.	1,738	67
Waterstone Financial, Inc.	4,380	59
WesBanco, Inc.	2,880	91
Westamerica BanCorp.	1,320	59
Westwood Holdings Group, Inc.	606	33
World Acceptance Corp. (a)	7,777	209
WSFS Financial Corp.	3,070	88
Yadkin Financial Corp.	710	15

		11,626

HEALTH CARE 10.6%
Abaxis, Inc.	808	36
ABIOMED, Inc. (a)	885	82
Accuray, Inc. (a)	3,732	19
Acorda Therapeutics, Inc. (a)	1,814	48
Addus HomeCare Corp. (a)	1,983	62
Affymetrix, Inc. (a)	13,163	112

Air Methods Corp. (a)	1,991	68
Albany Molecular Research, Inc. (a)	2,670	47
Alliance HealthCare Services, Inc. (a)	3,672	36
Almost Family, Inc. (a)	3,682	147
AMAG Pharmaceuticals, Inc. (a)	2,317	92
Amedisys, Inc. (a)	14,060	534
AMN Healthcare Services, Inc. (a)	2,251	68
Amphastar Pharmaceuticals, Inc. (a)	896	10
Amsurg Corp. (a)	1,234	96
Anacor Pharmaceuticals, Inc. (a)	831	98
Analogic Corp.	1,313	108
AngioDynamics, Inc. (a)	7,735	102
Anika Therapeutics, Inc. (a)	1,689	54
Array BioPharma, Inc. (a)	1,749	8
BioDelivery Sciences International, Inc. (a)	2,333	13
BioScrip, Inc. (a)	24,529	46
BioTelemetry, Inc. (a)	4,446	54
Bruker Corp. (a)	9,529	157
Cambrex Corp. (a)	4,013	159
Cantel Medical Corp.	1,397	79
Capital Senior Living Corp. (a)	996	20
Cardiovascular Systems, Inc. (a)	1,294	21
Catalent, Inc. (a)	1,606	39
Chelsea Therapeutics International	5,771	0
Chemed Corp.	4,601	614
Chimerix, Inc. (a)	203	8
Civitas Solutions, Inc. (a)	1,174	27
Computer Programs & Systems, Inc.	686	29
CONMED Corp.	3,592	172
Cross Country Healthcare, Inc. (a)	5,285	72
Cyberonics, Inc. (a)	1,442	88
Cynosure, Inc. ‘A’ (a)	1,713	51
Depomed, Inc. (a)	4,389	83
Emergent BioSolutions, Inc. (a)	7,732	220
Ensign Group, Inc.	923	39
Enzo Biochem, Inc. (a)	3,889	12
Exactech, Inc. (a)	1,792	31
ExamWorks Group, Inc. (a)	572	17
Exelixis, Inc. (a)	1,677	9
Five Star Quality Care, Inc. (a)	8,660	27
Genesis Healthcare, Inc. (a)	5,002	31
Genomic Health, Inc. (a)	301	6
Globus Medical, Inc. ‘A’ (a)	7,826	162
Greatbatch, Inc. (a)	4,261	240
Haemonetics Corp. (a)	3,744	121
Hanger, Inc. (a)	12,978	177
Healthways, Inc. (a)	10,473	116
HeartWare International, Inc. (a)	388	20
HMS Holdings Corp. (a)	6,625	58
ICU Medical, Inc. (a)	970	106
Impax Laboratories, Inc. (a)	2,485	88
IMS Health Holdings, Inc. (a)	491	14
Insulet Corp. (a)	1,423	37
Integra LifeSciences Holdings Corp. (a)	4,401	262
Invacare Corp.	8,340	121
IPC Healthcare, Inc. (a)	1,062	83
Ironwood Pharmaceuticals, Inc. (a)	1,486	16
KYTHERA Biopharmaceuticals, Inc. (a)	362	27
Lannett Co., Inc. (a)	1,390	58
LDR Holding Corp. (a)	549	19
LHC Group, Inc. (a)	3,178	142
Ligand Pharmaceuticals, Inc. (a)	127	11
Luminex Corp. (a)	2,444	41
Masimo Corp. (a)	9,288	358
MedAssets, Inc. (a)	13,562	272
Medicines Co. (a)	4,426	168
Medidata Solutions, Inc. (a)	531	22
Meridian Bioscience, Inc.	2,468	42
Merit Medical Systems, Inc. (a)	6,491	155
Molina Healthcare, Inc. (a)	2,420	167
Momenta Pharmaceuticals, Inc. (a)	505	8
Myriad Genetics, Inc. (a)	4,685	176
National HealthCare Corp.	1,075	65
Natus Medical, Inc. (a)	4,137	163
Nektar Therapeutics (a)	3,669	40
Neogen Corp. (a)	1,423	64
Neurocrine Biosciences, Inc. (a)	325	13
NuVasive, Inc. (a)	4,053	195
NxStage Medical, Inc. (a)	2,969	47
Omnicell, Inc. (a)	3,388	105
OPKO Health, Inc. (a)	5,560	47
OraSure Technologies, Inc. (a)	4,064	18
Pacira Pharmaceuticals, Inc. (a)	207	9
PDL BioPharma, Inc.	65,593	330
PharMerica Corp. (a)	7,693	219
Phibro Animal Health Corp. ‘A’	408	13

PRA Health Sciences, Inc. (a)	174	7
Premier, Inc. ‘A’ (a)	2,359	81
Prestige Brands Holdings, Inc. (a)	3,385	153
Providence Service Corp. (a)	1,303	57
Quality Systems, Inc.	12,519	156
Quidel Corp. (a)	1,514	29
RadNet, Inc. (a)	21,430	119
Repligen Corp. (a)	2,122	59
Rigel Pharmaceuticals, Inc. (a)	7,648	19
RTI Surgical, Inc. (a)	11,519	65
Sagent Pharmaceuticals, Inc. (a)	294	5
SciClone Pharmaceuticals, Inc. (a)	5,502	38
Select Medical Holdings Corp.	35,684	385
Spectranetics Corp. (a)	983	12
Spectrum Pharmaceuticals, Inc. (a)	6,906	41
Surgical Care Affiliates, Inc. (a)	4,412	144
SurModics, Inc. (a)	3,025	66
Thoratec Corp. (a)	3,548	224
Universal American Corp. (a)	10,140	69
Vascular Solutions, Inc. (a)	1,738	56
Veeva Systems, Inc. ‘A’ (a)	2,282	53
Wright Medical Group, Inc. (a)	5,102	107
Zeltiq Aesthetics, Inc. (a)	1,861	60

		10,571

INDUSTRIALS 14.2%
AAR Corp.	7,552	143
ABM Industries, Inc.	8,037	219
ACCO Brands Corp. (a)	20,283	143
Accuride Corp. (a)	11,083	31
Actuant Corp. ‘A’	6,001	110
Advanced Drainage Systems, Inc.	1,059	31
Advisory Board Co. (a)	1,361	62
Aegion Corp. (a)	2,791	46
Aerovironment, Inc. (a)	1,985	40
Air Transport Services Group, Inc. (a)	11,745	100
Alamo Group, Inc.	295	14
Albany International Corp. ‘A’	4,552	130
Allegiant Travel Co.	624	135
Altra Industrial Motion Corp.	2,592	60
AMERCO	331	130
Ameresco, Inc. ‘A’ (a)	2,000	12
American Science & Engineering, Inc.	2,619	93
Applied Industrial Technologies, Inc.	6,941	265
ARC Document Solutions, Inc. (a)	10,746	64
ArcBest Corp.	1,454	37
Astec Industries, Inc.	2,408	81
Astronics Corp. (a)	559	23
AZZ, Inc.	693	34
Barnes Group, Inc.	5,227	188
Barrett Business Services, Inc.	296	13
Beacon Roofing Supply, Inc. (a)	4,993	162
Blount International, Inc. (a)	13,005	72
Brady Corp. ‘A’	7,773	153
Briggs & Stratton Corp.	11,547	223
BWX Technologies, Inc.	1,511	40
CAI International, Inc. (a)	1,609	16
Casella Waste Systems, Inc. ‘A’ (a)	10,873	63
CBIZ, Inc. (a)	13,793	135
CDI Corp.	3,655	31
Cenveo, Inc. (a)	21,933	41
Chart Industries, Inc. (a)	6,066	117
Columbus McKinnon Corp.	2,768	50
Comfort Systems USA, Inc.	6,276	171
Commercial Vehicle Group, Inc. (a)	2,825	11
Covenant Transportation Group, Inc. ‘A’ (a)	2,348	42
CRA International, Inc. (a)	2,721	59
Cubic Corp.	2,440	102
DigitalGlobe, Inc. (a)	1,947	37
Douglas Dynamics, Inc.	2,467	49
Ducommun, Inc. (a)	2,427	49
DXP Enterprises, Inc. (a)	1,559	43
Dycom Industries, Inc. (a)	3,864	280
Dynamic Materials Corp.	2,549	24
Eagle Bulk Shipping, Inc. (a)	835	5
Echo Global Logistics, Inc. (a)	1,682	33
Encore Wire Corp.	820	27
Ennis, Inc.	5,413	94
EnPro Industries, Inc.	3,037	119
ESCO Technologies, Inc.	2,448	88
Exponent, Inc.	2,236	100
Forward Air Corp.	1,803	75
Franklin Covey Co. (a)	1,954	31
Franklin Electric Co., Inc.	1,579	43

FreightCar America, Inc.	1,289	22
G&K Services, Inc. ‘A’	3,137	209
Global Brass & Copper Holdings, Inc.	6,420	132
Global Power Equipment Group, Inc.	3,239	12
Granite Construction, Inc.	4,357	129
Great Lakes Dredge & Dock Corp. (a)	9,646	49
H&E Equipment Services, Inc.	6,820	114
Hawaiian Holdings, Inc. (a)	13,093	323
HC2 Holdings, Inc. (a)	2,321	16
Healthcare Services Group, Inc.	1,700	57
Heartland Express, Inc.	6,587	131
Heidrick & Struggles International, Inc.	5,901	115
Herman Miller, Inc.	2,123	61
Hill International, Inc. (a)	10,367	34
Hillenbrand, Inc.	6,712	175
HNI Corp.	2,094	90
Houston Wire & Cable Co.	2,675	17
Hub Group, Inc. ‘A’ (a)	1,712	62
Hurco Cos., Inc.	1,243	33
Huron Consulting Group, Inc. (a)	2,205	138
Hyster-Yale Materials Handling, Inc.	885	51
ICF International, Inc. (a)	5,135	156
Insperity, Inc.	4,770	210
Interface, Inc.	3,189	72
John Bean Technologies Corp.	2,636	101
Kadant, Inc.	2,002	78
Kaman Corp.	4,021	144
Kelly Services, Inc. ‘A’	7,151	101
KEYW Holding Corp. (a)	4,473	28
Kforce, Inc.	6,837	180
Kimball International, Inc. ‘B’	7,764	73
Knight Transportation, Inc.	7,884	189
Knoll, Inc.	8,917	196
Korn/Ferry International	7,971	264
Kratos Defense & Security Solutions, Inc. (a)	19,737	83
Layne Christensen Co. (a)	4,699	31
LB Foster Co. ‘A’	1,260	15
Lindsay Corp.	686	47
Lydall, Inc. (a)	1,981	56
Manitowoc Co., Inc.	463	7
Marten Transport Ltd.	3,229	52
MasTec, Inc. (a)	12,332	195
Matson, Inc.	2,523	97
Matthews International Corp. ‘A’	5,269	258
McGrath RentCorp	4,320	115
Meritor, Inc. (a)	4,377	47
Miller Industries, Inc.	1,335	26
Mistras Group, Inc. (a)	977	13
Mobile Mini, Inc.	4,859	150
MSA Safety, Inc.	2,049	82
Mueller Industries, Inc.	5,114	151
Multi-Color Corp.	1,201	92
MYR Group, Inc. (a)	2,807	74
National Presto Industries, Inc.	1,705	144
Navigant Consulting, Inc. (a)	10,541	168
Northwest Pipe Co. (a)	1,568	20
PAM Transportation Services, Inc. (a)	810	27
Performant Financial Corp. (a)	1,160	3
PGT, Inc. (a)	1,842	23
Ply Gem Holdings, Inc. (a)	1,196	14
Powell Industries, Inc.	1,045	31
Preformed Line Products Co.	122	5
Quad/Graphics, Inc.	5,550	67
Quanex Building Products Corp.	5,121	93
Raven Industries, Inc.	2,511	43
RBC Bearings, Inc. (a)	1,337	80
Resources Connection, Inc.	8,973	135
Rexnord Corp. (a)	4,921	84
Roadrunner Transportation Systems, Inc. (a)	721	13
Rollins, Inc.	4,139	111
RPX Corp. (a)	3,277	45
Rush Enterprises, Inc. ‘A’ (a)	6,499	157
Saia, Inc. (a)	3,142	97
Simpson Manufacturing Co., Inc.	3,552	119
Standex International Corp.	832	63
Steelcase, Inc. ‘A’	8,008	147
Stock Building Supply Holdings, Inc. (a)	590	10
Sun Hydraulics Corp.	1,110	30
TAL International Group, Inc.	11,036	151
TASER International, Inc. (a)	2,986	66
Team, Inc. (a)	1,460	47
Tennant Co.	1,519	85
Tetra Tech, Inc.	4,303	105
Titan International, Inc.	11,108	73
Trex Co., Inc. (a)	427	14
TriMas Corp. (a)	4,776	78

TriNet Group, Inc. (a)	566	10
TrueBlue, Inc. (a)	2,381	53
Tutor Perini Corp. (a)	5,513	91
Twin Disc, Inc.	2,209	27
U.S. Ecology, Inc.	1,362	59
UniFirst Corp.	793	85
Univar, Inc. (a)	461	8
Universal Forest Products, Inc.	1,055	61
USA Truck, Inc. (a)	1,492	26
UTi Worldwide, Inc. (a)	26,799	123
Veritiv Corp. (a)	2,651	99
Viad Corp.	2,422	70
Vicor Corp. (a)	2,628	27
WageWorks, Inc. (a)	583	26
Watts Water Technologies, Inc. ‘A”	3,670	194
Werner Enterprises, Inc.	10,363	260
Wesco Aircraft Holdings, Inc. (a)	6,919	84
West Corp.	7,844	176
Xerium Technologies, Inc. (a)	8,686	113

		14,082

INFORMATION TECHNOLOGY 21.0%
3D Systems Corp. (a)	791	9
ACI Worldwide, Inc. (a)	4,873	103
Acxiom Corp. (a)	8,225	162
ADTRAN, Inc.	17,505	256
Advanced Energy Industries, Inc. (a)	5,001	131
Agilysys, Inc. (a)	2,044	23
Alpha & Omega Semiconductor Ltd. (a)	3,376	26
Ambarella, Inc. (a)	285	16
Amkor Technology, Inc. (a)	54,031	243
Applied Micro Circuits Corp. (a)	4,411	23
Arista Networks, Inc. (a)	511	31
Avid Technology, Inc. (a)	9,756	78
AVX Corp.	9,395	123
Axcelis Technologies, Inc. (a)	14,811	40
Badger Meter, Inc.	906	53
Bankrate, Inc. (a)	10,255	106
Bel Fuse, Inc. ‘B’	2,296	45
Belden, Inc.	205	10
Benchmark Electronics, Inc. (a)	15,713	342
Black Box Corp.	4,118	61
Blackbaud, Inc.	2,355	132
Blackhawk Network Holdings, Inc. (a)	3,892	165
Blucora, Inc. (a)	7,230	100
Bottomline Technologies de, Inc. (a)	1,605	40
BroadSoft, Inc. (a)	919	28
Brooks Automation, Inc.	10,261	120
Cabot Microelectronics Corp. (a)	7,894	306
Calix, Inc. (a)	7,569	59
Callidus Software, Inc. (a)	1,325	22
Cardtronics, Inc. (a)	2,627	86
Cass Information Systems, Inc.	665	33
Checkpoint Systems, Inc.	8,800	64
Ciber, Inc. (a)	21,446	68
Ciena Corp. (a)	4,178	87
Cirrus Logic, Inc. (a)	13,454	424
Coherent, Inc. (a)	2,963	162
Cohu, Inc.	3,630	36
CommScope Holding Co., Inc. (a)	7,269	218
CommVault Systems, Inc. (a)	1,583	54
comScore, Inc. (a)	2,953	136
Comtech Telecommunications Corp.	5,927	122
Constant Contact, Inc. (a)	2,922	71
Cray, Inc. (a)	2,359	47
CSG Systems International, Inc.	7,685	237
CTS Corp.	4,714	87
Cypress Semiconductor Corp.	13,490	115
Daktronics, Inc.	6,995	61
Datalink Corp. (a)	6,953	41
DHI Group, Inc. (a)	15,765	115
Digi International, Inc. (a)	5,485	65
Digimarc Corp. (a)	293	9
Diodes, Inc. (a)	5,502	118
Dolby Laboratories, Inc. ‘A’	7,526	245
Dot Hill Systems Corp. (a)	3,555	35
DSP Group, Inc. (a)	6,024	55
DTS, Inc. (a)	1,460	39
EarthLink Holdings Corp.	49,981	389
Eastman Kodak Co. (a)	830	13
Ebix, Inc.	3,921	98
Electro Rent Corp.	3,393	35
Electro Scientific Industries, Inc.	5,162	24
Electronics For Imaging, Inc. (a)	4,621	200

Ellie Mae, Inc. (a)	894	59
EnerNOC, Inc. (a)	5,309	42
Engility Holdings, Inc.	3,347	86
Entegris, Inc. (a)	13,520	178
Envestnet, Inc. (a)	1,002	30
EPAM Systems, Inc. (a)	1,553	116
Epiq Systems, Inc.	4,138	53
ePlus, Inc. (a)	1,548	122
Euronet Worldwide, Inc. (a)	762	56
Everi Holdings, Inc. (a)	11,449	59
ExlService Holdings, Inc. (a)	2,382	88
Extreme Networks, Inc. (a)	53,904	181
Fair Isaac Corp.	3,352	283
Fairchild Semiconductor International, Inc. (a)	16,296	229
FARO Technologies, Inc. (a)	1,683	59
Finisar Corp. (a)	4,985	55
FormFactor, Inc. (a)	4,696	32
Forrester Research, Inc.	2,153	68
Freescale Semiconductor Ltd. (a)	6,817	249
GSI Group, Inc. (a)	5,468	70
Hackett Group, Inc.	2,878	40
Harmonic, Inc. (a)	33,795	196
Heartland Payment Systems, Inc.	1,529	96
II-VI, Inc. (a)	8,270	133
Imation Corp. (a)	11,353	24
Imperva, Inc. (a)	360	24
Infinera Corp. (a)	1,345	26
InnerWorkings, Inc. (a)	1,446	9
Insight Enterprises, Inc. (a)	12,606	326
Integrated Device Technology, Inc. (a)	7,715	157
Integrated Silicon Solution, Inc.	6,935	149
Interactive Intelligence Group, Inc. (a)	905	27
InterDigital, Inc.	10,420	527
Internap Corp. (a)	6,437	39
Intersil Corp. ‘A’	23,343	273
Intralinks Holdings, Inc. (a)	8,992	75
Intron, Inc. (a)	6,867	219
Ixia (a)	18,186	263
IXYS Corp.	5,792	65
j2 Global, Inc.	1,564	111
Lattice Semiconductor Corp. (a)	21,450	83
Limelight Networks, Inc. (a)	13,914	27
Lionbridge Technologies, Inc. (a)	9,467	47
Liquidity Services, Inc. (a)	13,965	103
Littelfuse, Inc.	1,403	128
LivePerson, Inc. (a)	3,025	23
LogMeIn, Inc. (a)	1,789	122
M/A-COM Technology Solutions Holdings, Inc. (a)	1,264	37
ManTech International Corp.	6,980	179
Marchex, Inc. ‘B’	5,854	24
Maxwell Technologies, Inc. (a)	6,935	38
Mentor Graphics Corp.	1,560	38
Mercury Systems, Inc. (a)	4,528	72
Methode Electronics, Inc.	1,551	49
Microsemi Corp. (a)	4,183	137
MicroStrategy, Inc. ‘A’ (a)	778	153
MKS Instruments, Inc.	6,757	227
ModusLink Global Solutions, Inc. (a)	6,678	19
MoneyGram International, Inc. (a)	8,250	66
Monolithic Power Systems, Inc.	1,303	67
Monotype Imaging Holdings, Inc.	2,814	61
Monster Worldwide, Inc. (a)	57,598	370
MTS Systems Corp.	2,167	130
Multi-Fineline Electronix, Inc. (a)	2,434	41
Nanometrics, Inc. (a)	3,626	44
NETGEAR, Inc. (a)	12,794	373
NetScout Systems, Inc. (a)	3,013	107
Newport Corp. (a)	8,147	112
NIC, Inc.	2,454	43
OmniVision Technologies, Inc. (a)	13,284	349
OSI Systems, Inc. (a)	1,516	117
Park Electrochemical Corp.	2,874	51
PC Connection, Inc.	4,464	93
Pegasystems, Inc.	3,410	84
Perficient, Inc. (a)	1,976	30
Pericom Semiconductor Corp.	2,623	48
Photronics, Inc. (a)	17,896	162
Plantronics, Inc.	3,800	193
Plexus Corp. (a)	5,978	231
PMC-Sierra, Inc. (a)	34,392	233
Power Integrations, Inc.	1,974	83
Progress Software Corp. (a)	15,581	402
Proofpoint, Inc. (a)	126	8
QAD, Inc. ‘A’	306	8
Qlik Technologies, Inc. (a)	923	34
Qualys, Inc. (a)	1,307	37

Quantum Corp. (a)	31,595	22
QuinStreet, Inc. (a)	4,935	27
Rambus, Inc. (a)	3,923	46
RealD, Inc. (a)	2,246	22
RealNetworks, Inc. (a)	10,262	42
RealPage, Inc. (a)	1,232	20
RetailMeNot, Inc. (a)	4,075	34
RingCentral, Inc. ‘A’ (a)	405	7
Rofin-Sinar Technologies, Inc. (a)	6,141	159
Rogers Corp. (a)	1,364	73
Rosetta Stone, Inc. (a)	5,188	35
Rovi Corp. (a)	12,721	133
Ruckus Wireless, Inc. (a)	1,181	14
Rudolph Technologies, Inc. (a)	6,270	78
Sabre Corp.	592	16
Sanmina Corp. (a)	12,244	262
ScanSource, Inc. (a)	4,593	163
Science Applications International Corp.	6,886	277
Seachange International, Inc. (a)	8,205	52
Semtech Corp. (a)	2,524	38
ShoreTel, Inc. (a)	8,771	65
Shutterstock, Inc. (a)	285	9
Sigma Designs, Inc. (a)	10,083	69
Silicon Graphics International Corp. (a)	8,702	34
Silicon Laboratories, Inc. (a)	3,619	150
Sonus Networks, Inc. (a)	7,261	42
Stamps.com, Inc. (a)	586	43
SunEdison Semiconductor Ltd. (a)	5,973	63
Super Micro Computer, Inc. (a)	1,989	54
Sykes Enterprises, Inc. (a)	10,450	266
Synaptics, Inc. (a)	1,265	104
Synchronoss Technologies, Inc. (a)	1,682	55
Syntel, Inc. (a)	1,312	59
Take-Two Interactive Software, Inc. (a)	5,451	157
Tangoe, Inc. (a)	1,367	10
TechTarget, Inc. (a)	3,393	29
TeleCommunication Systems, Inc. ‘A’ (a)	7,456	26
Telenav, Inc. (a)	7,485	58
TeleTech Holdings, Inc.	5,474	147
TESSCO Technologies, Inc.	1,446	30
Tessera Technologies, Inc.	4,993	162
TiVo, Inc. (a)	2,816	24
Travelzoo, Inc. (a)	1,489	12
TTM Technologies, Inc. (a)	27,584	172
Ultra Clean Holdings, Inc. (a)	4,624	27
Ultratech, Inc. (a)	1,827	29
United Online, Inc. (a)	7,029	70
VASCO Data Security International, Inc. (a)	3,601	61
Veeco Instruments, Inc. (a)	3,487	71
Virtusa Corp. (a)	760	39
Vishay Precision Group, Inc. (a)	1,678	19
Web.com Group, Inc. (a)	1,362	29
WebMD Health Corp. (a)	9,417	375
Xcerra Corp. (a)	6,271	39
XO Group, Inc. (a)	6,356	90
Xura, Inc.	2,055	46
Zynga, Inc. ‘A’ (a)	88,530	202

		20,876

MATERIALS 4.8%
A Schulman, Inc.	4,830	157
AAON, Inc.	1,474	29
AEP Industries, Inc. (a)	1,042	60
AK Steel Holding Corp. (a)	5,610	14
American Vanguard Corp.	7,284	84
Ampco-Pittsburgh Corp.	1,614	18
Apogee Enterprises, Inc.	1,383	62
Axalta Coating Systems Ltd. (a)	590	15
Balchem Corp.	1,441	88
Boise Cascade Co. (a)	2,394	60
Builders FirstSource, Inc. (a)	1,439	18
Calgon Carbon Corp.	3,485	54
Carpenter Technology Corp.	3,299	98
Chemtura Corp. (a)	6,040	173
Clearwater Paper Corp. (a)	3,438	162
Coeur Mining, Inc. (a)	11,122	31
Core Molding Technologies, Inc. (a)	503	9
Ferro Corp. (a)	4,300	47
Flotek Industries, Inc. (a)	2,510	42
FutureFuel Corp.	4,641	46
Gibraltar Industries, Inc. (a)	2,427	45
Globe Specialty Metals, Inc.	4,445	54
Gold Resource Corp.	18,010	46
Griffon Corp.	9,317	147

Hawkins, Inc.	581	22
Haynes International, Inc.	1,357	51
HB Fuller Co.	3,449	117
Headwaters, Inc. (a)	3,774	71
Hecla Mining Co.	46,606	92
Innophos Holdings, Inc.	3,039	120
Innospec, Inc.	3,205	149
Intrepid Potash, Inc. (a)	5,885	33
Kaiser Aluminum Corp.	3,703	297
Koppers Holdings, Inc.	6,824	138
Kraton Performance Polymers, Inc. (a)	5,967	107
Kronos Worldwide, Inc.	4,183	26
Louisiana-Pacific Corp. (a)	2,804	40
LSB Industries, Inc. (a)	2,087	32
LSI Industries, Inc.	1,617	14
Materion Corp.	4,561	137
Minerals Technologies, Inc.	860	41
Myers Industries, Inc.	4,925	66
Neenah Paper, Inc.	1,763	103
Noranda Aluminum Holding Corp.	2,725	4
Nortek, Inc. (a)	1,650	104
Olympic Steel, Inc.	1,933	19
OM Group, Inc.	11,930	392
OMNOVA Solutions, Inc. (a)	7,316	41
PH Glatfelter Co.	5,906	102
Quaker Chemical Corp.	469	36
Ryerson Holding Corp. (a)	4,606	24
Schnitzer Steel Industries, Inc. ‘A’	3,375	46
Schweitzer-Mauduit International, Inc.	3,150	108
Stepan Co.	2,212	92
Summit Materials, Inc. ‘A’ (a)	431	8
SunCoke Energy, Inc.	15,404	120
Tredegar Corp.	2,789	36
Trinseo S.A. (a)	1,169	30
Tronox Ltd. ‘A’	24,315	106
U.S. Concrete, Inc. (a)	942	45
Wausau Paper Corp.	7,023	45
Worthington Industries, Inc.	5,848	155

		4,728

TELECOMMUNICATION SERVICES 2.5%
Atlantic Tele-Network, Inc.	1,826	135
Boingo Wireless, Inc. (a)	5,307	44
Cogent Communications Holdings, Inc.	2,177	59
Consolidated Communications Holdings, Inc.	13,388	258
FairPoint Communications, Inc. (a)	3,157	49
General Communication, Inc. ‘A’ (a)	10,423	180
Hawaiian Telcom Holdco, Inc. (a)	1,323	27
IDT Corp. ‘B’	5,270	75
Inteliquent, Inc.	13,805	308
Iridium Communications, Inc. (a)	36,925	227
Lumos Networks Corp.	3,888	47
NTELOS Holdings Corp. (a)	17,692	160
Premiere Global Services, Inc. (a)	11,859	163
Shenandoah Telecommunications Co.	2,263	97
Spok Holdings, Inc.	4,113	68
U.S. Cellular Corp. (a)	4,760	169
Vonage Holdings Corp. (a)	70,334	414

		2,480

UTILITIES 1.8%
American States Water Co.	6,305	261
Atlantic Power Corp.	22,718	42
California Water Service Group	8,835	196
Chesapeake Utilities Corp.	2,758	146
Connecticut Water Service, Inc.	658	24
Empire District Electric Co.	12,508	276
MGE Energy, Inc.	4,514	186
Middlesex Water Co.	1,762	42
New Jersey Resources Corp.	498	15
Northwest Natural Gas Co.	7,469	342
Otter Tail Corp.	2,248	59
Pattern Energy Group, Inc.	753	14
SJW Corp.	3,020	93

Unitil Corp.	3,074	113

		1,809

Total Common Stocks (Cost $95,119)		94,520

REAL ESTATE INVESTMENT TRUSTS 4.5%
UNITED STATES 4.5%
FINANCIALS 4.5%
AG Mortgage Investment Trust, Inc.	8,533	130
American Assets Trust, Inc.	3,067	125
American Capital Mortgage Investment Corp.	5,757	85
American Residential Properties, Inc.	369	6
Anworth Mortgage Asset Corp.	26,022	129
Apollo Commercial Real Estate Finance, Inc.	5,800	91
Apollo Residential Mortgage, Inc.	9,822	124
ARMOUR Residential REIT, Inc.	7,972	160
Ashford Hospitality Trust, Inc.	16,800	103
Brixmor Property Group, Inc.	1,179	28
Campus Crest Communities, Inc.	2,570	14
Capstead Mortgage Corp.	9,523	94
Cedar Realty Trust, Inc.	19,457	121
Chambers Street Properties	10,605	69
Chesapeake Lodging Trust	2,182	57
Colony Capital, Inc. ‘A’	476	9
CoreSite Realty Corp.	861	44
CyrusOne, Inc.	4,224	138
CYS Investments, Inc.	27,587	200
DuPont Fabros Technology, Inc.	6,441	167
Dynex Capital, Inc.	13,884	91
EastGroup Properties, Inc.	1,003	54
Equity One, Inc.	2,234	54
First Potomac Realty Trust	7,057	78
Franklin Street Properties Corp.	7,786	84
Getty Realty Corp.	2,399	38
Gladstone Commercial Corp.	3,908	55
Government Properties Income Trust	4,836	77
Healthcare Realty Trust, Inc.	4,014	100
Hersha Hospitality Trust	759	17
Inland Real Estate Corp.	12,072	98
Investors Real Estate Trust	14,770	114
Lexington Realty Trust	10,782	87
LTC Properties, Inc.	1,777	76
Monmouth Real Estate Investment Corp.	652	6
National Health Investors, Inc.	93	5
One Liberty Properties, Inc.	1,459	31
Pennsylvania Real Estate Investment Trust	7,985	158
PennyMac Mortgage Investment Trust	9,177	142
Potlatch Corp.	3,203	92
PS Business Parks, Inc.	808	64
QTS Realty Trust, Inc. ‘A’	227	10
RAIT Financial Trust	15,507	77
Ramco-Gershenson Properties Trust	2,591	39
Redwood Trust, Inc.	13,046	181
Resource Capital Corp.	6,356	71
Rouse Properties, Inc.	403	6
Ryman Hospitality Properties, Inc.	3,170	156
Sabra Health Care REIT, Inc.	3,261	76
Select Income REIT	2,611	50
Silver Bay Realty Trust Corp.	3,396	54
Starwood Waypoint Residential Trust	929	22
Summit Hotel Properties, Inc.	3,700	43
United Development Funding	800	14
Urstadt Biddle Properties, Inc. ‘A’	3,234	61
Washington Real Estate Investment Trust	5,155	129
Western Asset Mortgage Capital Corp.	7,188	91

		4,495

Total Real Estate Investment Trusts (Cost $4,880)		4,495

Total Investments in Securities (Cost $99,999)		99,015

Total Investments 99.6% (Cost $99,999)		$99,015
Other Assets and Liabilities, net 0.4%		374

Net Assets 100.0%		$99,389

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Common Stocks
United States
Consumer Discretionary	$19,947	$0	$0	$19,947
Consumer Staples	4,682	0	0	4,682
Energy	3,719	0	0	3,719
Financials	11,626	0	0	11,626
Health Care	10,571	0	0	10,571
Industrials	14,082	0	0	14,082
Information Technology	20,876	0	0	20,876
Materials	4,728	0	0	4,728
Telecommunication Services	2,480	0	0	2,480
Utilities	1,809	0	0	1,809
Real Estate Investment Trusts
United States
Financials	4,495	0	0	4,495

Total Investments	$99,015	$0	$0	$99,015

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPathTM Blend 2020 Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 39.7%
MUTUAL FUNDS 39.6%
Vanguard 500 Index Fund ‘Admiral’	2,513	$445
Vanguard Developed Markets Index Fund ‘Admiral’	19,139	219
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	8,015	221
Vanguard REIT Index Fund ‘Admiral’	1,464	157
Vanguard Small-Cap Index Fund ‘Admiral’	2,807	145

Total Mutual Funds (Cost $1,296)		1,187

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
0.111% due 01/14/2016	$3	3

Total Short-Term Instruments (Cost $3)		3

Total Investments in Securities (Cost $1,299)		1,190

	SHARES
INVESTMENTS IN AFFILIATES 57.9%
MUTUAL FUNDS (a) 57.9%
PIMCO Emerging Local Bond Fund	10,793	73
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	21,621	229
PIMCO High Yield Fund	17,159	149
PIMCO Long Duration Total Return Fund	20,253	230
PIMCO Real Return Asset Fund	38,277	298
PIMCO Real Return Fund	28,296	301
PIMCO Total Return Fund	43,486	455

Total Mutual Funds (Cost $1,812)		1,735

Total Investments in Affiliates (Cost $1,812)		1,735

Total Investments 97.6% (Cost $3,111)		$2,925
Financial Derivative Instruments (b)(c) 0.4% (Cost or Premiums, net $8)		11
Other Assets and Liabilities, net 2.0%		61

Net Assets 100.0%		$2,997

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,650.000	01/15/2016	1	$5	$2
Put - CBOE S&P 500 Index	1,750.000	03/18/2016	2	8	12
Put - CBOE S&P 500 Index	1,850.000	06/17/2016	1	6	12

				$19	$26

Total Purchased Options				$19	$26

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,500.000	01/15/2016	1	$(3)	$(1)
Put - CBOE S&P 500 Index	1,600.000	03/18/2016	2	(5)	(7)
Put - CBOE S&P 500 Index	1,650.000	06/17/2016	1	(3)	(6)

				$(11)	$(14)

Total Written Options				$(11)	$(14)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized (Depreciation)	Asset	Liability
CBK	Receive	BCOMTR Index	421	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	$75	$(1)	$0	$(1)

Total Swap Agreements							$(1)	$0	$(1)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Mutual Funds	$1,187	$0	$0	$1,187
Short-Term Instruments
U.S. Treasury Bills	0	3	0	3
	$1,187	$3	$0	$1,190

Investments in Affiliates, at Value
Mutual Funds	1,735	0	0	1,735

Total Investments	$2,922	$3	$0	$2,925

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$26	$0	$26

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(14)	$0	$(14)
Over the counter	$0	$(1)	$0	$(1)

	$0	$(15)	$0	$(15)

Totals	$2,922	$14	$0	$2,936

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPathTM Blend 2025 Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 49.8%
MUTUAL FUNDS 49.7%
Vanguard 500 Index Fund ‘Admiral’	3,547	$628
Vanguard Developed Markets Index Fund ‘Admiral’	30,882	353
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	12,932	356
Vanguard REIT Index Fund ‘Admiral’	2,658	285
Vanguard Small-Cap Index Fund ‘Admiral’	3,397	176

Total Mutual Funds (Cost $1,965)		1,798

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
0.111% due 01/14/2016	$3	3

Total Short-Term Instruments (Cost $3)		3

Total Investments in Securities (Cost $1,968)		1,801

	SHARES
INVESTMENTS IN AFFILIATES 47.7%
MUTUAL FUNDS (a) 47.7%
PIMCO Emerging Local Bond Fund	13,059	88
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	17,444	185
PIMCO High Yield Fund	31,143	269
PIMCO Long Duration Total Return Fund	24,508	279
PIMCO Real Return Asset Fund	46,319	361
PIMCO Real Return Fund	25,684	273
PIMCO Total Return Fund	26,312	276

Total Mutual Funds (Cost $1,813)		1,731

Total Investments in Affiliates (Cost $1,813)		1,731

Total Investments 97.5% (Cost $3,781)		$3,532
Financial Derivative Instruments (b)(c) 0.3% (Cost or Premiums, net $9)		12
Other Assets and Liabilities, net 2.2%		80

Net Assets 100.0%		$3,624

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,550.000	01/15/2016	2	$7	$3
Put - CBOE S&P 500 Index	1,750.000	03/18/2016	2	9	12
Put - CBOE S&P 500 Index	1,850.000	06/17/2016	1	6	12

				$22	$27

Total Purchased Options				$22	$27

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,400.000	01/15/2016	2	$(5)	$(1)
Put - CBOE S&P 500 Index	1,600.000	03/18/2016	2	(5)	(7)
Put - CBOE S&P 500 Index	1,650.000	06/17/2016	1	(3)	(6)

				$(13)	$(14)

Total Written Options				$(13)	$(14)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized (Depreciation)	Asset	Liability
CBK	Receive	BCOMTR Index	508	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	$91	$(1)	$0	$(1)

Total Swap Agreements							$(1)	$0	$(1)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Mutual Funds	$1,798	$0	$0	$1,798
Short-Term Instruments
U.S. Treasury Bills	0	3	0	3
	$1,798	$3	$0	$1,801

Investments in Affiliates, at Value
Mutual Funds	1,731	0	0	1,731

Total Investments	$3,529	$3	$0	$3,532

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$27	$0	$27

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(14)	$0	$(14)
Over the counter	$0	$(1)	$0	$(1)

	$0	$(15)	$0	$(15)

Totals	$3,529	$15	$0	$3,544

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPathTM Blend 2030 Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 59.9%
MUTUAL FUNDS 59.8%
Vanguard 500 Index Fund ‘Admiral’	3,357	$595
Vanguard Developed Markets Index Fund ‘Admiral’	31,964	366
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	13,386	369
Vanguard REIT Index Fund ‘Admiral’	2,935	314
Vanguard Small-Cap Index Fund ‘Admiral’	2,813	145

Total Mutual Funds (Cost $1,958)		1,789

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
0.112% due 01/14/2016	$4	4

Total Short-Term Instruments (Cost $4)		4

Total Investments in Securities (Cost $1,962)		1,793

	SHARES
INVESTMENTS IN AFFILIATES 37.7%
MUTUAL FUNDS (a) 37.7%
PIMCO Emerging Local Bond Fund	21,635	146
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	7,224	77
PIMCO High Yield Fund	25,800	223
PIMCO Long Duration Total Return Fund	20,302	231
PIMCO Real Return Asset Fund	38,368	299
PIMCO Real Return Fund	7,091	75
PIMCO Total Return Fund	7,265	76

Total Mutual Funds (Cost $1,209)		1,127

Total Investments in Affiliates (Cost $1,209)		1,127

Total Investments 97.6% (Cost $3,171)		$2,920
Financial Derivative Instruments (b)(c) 0.4% (Cost or Premiums, net $8)		11
Other Assets and Liabilities, net 2.0%		59

Net Assets 100.0%		$2,990

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,550.000	01/15/2016	2	$8	$3
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	2	7	10
Put - CBOE S&P 500 Index	1,750.000	06/17/2016	2	8	16

				$23	$29

Total Purchased Options				$23	$29

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,450.000	01/15/2016	2	$(6)	$(2)
Put - CBOE S&P 500 Index	1,550.000	03/18/2016	2	(4)	(5)
Put - CBOE S&P 500 Index	1,600.000	06/17/2016	2	(5)	(10)

				$(15)	$(17)

Total Written Options				$(15)	$(17)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized (Depreciation)	Asset	Liability
CBK	Receive	BCOMTR Index	419	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	$75	$(1)	$0	$(1)

Total Swap Agreements							$(1)	$0	$(1)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Mutual Funds	$1,789	$0	$0	$1,789
Short-Term Instruments
U.S. Treasury Bills	0	4	0	4
	$1,789	$4	$0	$1,793

Investments in Affiliates, at Value
Mutual Funds	1,127	0	0	1,127

Total Investments	$2,916	$4	$0	$2,920

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$29	$0	$29

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(17)	$0	$(17)
Over the counter	0	(1)	0	(1)

	$0	$(18)	$0	$(18)

Totals	$2,916	$15	$0	$2,931

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPathTM Blend 2035 Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 69.9%
MUTUAL FUNDS 69.8%
Vanguard 500 Index Fund ‘Admiral’	4,117	$729
Vanguard Developed Markets Index Fund ‘Admiral’	41,815	478
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	17,511	482
Vanguard REIT Index Fund ‘Admiral’	3,200	343
Vanguard Small-Cap Index Fund ‘Admiral’	4,600	238

Total Mutual Funds (Cost $2,490)		2,270

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
0.112% due 01/14/2016	$4	4

Total Short-Term Instruments (Cost $4)		4

Total Investments in Securities (Cost $2,494)		2,274

	SHARES
INVESTMENTS IN AFFILIATES 27.7%
MUTUAL FUNDS (a) 27.7%
PIMCO Emerging Local Bond Fund	23,590	160
PIMCO High Yield Fund	18,755	162
PIMCO Long Duration Total Return Fund	22,138	252
PIMCO Real Return Asset Fund	41,835	326

Total Mutual Funds (Cost $977)		900

Total Investments in Affiliates (Cost $977)		900

Total Investments 97.6% (Cost $3,471)		$3,174
Financial Derivative Instruments (b)(c) 0.3% (Cost or Premiums, net $8)		11
Other Assets and Liabilities, net 2.1%		67

Net Assets 100.0%		$3,252

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,550.000	01/15/2016	2	$8	$3
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	2	7	10
Put - CBOE S&P 500 Index	1,700.000	06/17/2016	3	10	22

				$25	$35

Total Purchased Options				$25	$35

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,450.000	01/15/2016	2	$(6)	$(2)
Put - CBOE S&P 500 Index	1,550.000	03/18/2016	2	(4)	(5)
Put - CBOE S&P 500 Index	1,600.000	06/17/2016	3	(7)	(16)

				$(17)	$(23)

Total Written Options				$(17)	$(23)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized (Depreciation)	Asset	Liability
CBK	Receive	BCOMTR Index	456	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	$81	$(1)	$0	$(1)

Total Swap Agreements							$(1)	$0	$(1)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Mutual Funds	$2,270	$0	$0	$2,270
Short-Term Instruments
U.S. Treasury Bills	0	4	0	4
	$2,270	$4	$0	$2,274

Investments in Affiliates, at Value
Mutual Funds	900	0	0	900

Total Investments	$3,170	$4	$0	$3,174

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$35	$0	$35

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(23)	$0	$(23)
Over the counter	0	(1)	0	(1)

	$0	$(24)	$0	$(24)

Totals	$3,170	$15	$0	$3,185

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPathTM Blend 2040 Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 73.9%
MUTUAL FUNDS 73.7%
Vanguard 500 Index Fund ‘Admiral’	4,003	$709
Vanguard Developed Markets Index Fund ‘Admiral’	36,585	418
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	15,321	422
Vanguard REIT Index Fund ‘Admiral’	2,800	300
Vanguard Small-Cap Index Fund ‘Admiral’	5,366	278

Total Mutual Funds (Cost $2,329)		2,127

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
U.S. TREASURY BILLS 0.2%
0.112% due 01/14/2016	$4	4

Total Short-Term Instruments (Cost $4)		4

Total Investments in Securities (Cost $2,333)		2,131

	SHARES
INVESTMENTS IN AFFILIATES 22.4%
MUTUAL FUNDS (a) 22.4%
PIMCO Emerging Local Bond Fund	10,321	70
PIMCO High Yield Fund	16,410	142
PIMCO Long Duration Total Return Fund	19,370	220
PIMCO Real Return Asset Fund	27,454	214

Total Mutual Funds (Cost $697)		646

Total Investments in Affiliates (Cost $697)		646

Total Investments 96.3% (Cost $3,030)		$2,777
Financial Derivative Instruments (b)(c) 0.3% (Cost or Premiums, net $8)		10
Other Assets and Liabilities, net 3.4%		98

Net Assets 100.0%		$2,885

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,500.000	01/15/2016	2	$7	$2
Put - CBOE S&P 500 Index	1,650.000	03/18/2016	3	9	12
Put - CBOE S&P 500 Index	1,700.000	06/17/2016	3	10	22

				$26	$36

Total Purchased Options				$26	$36

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,400.000	01/15/2016	2	$(5)	$(1)
Put - CBOE S&P 500 Index	1,550.000	03/18/2016	3	(6)	(8)
Put - CBOE S&P 500 Index	1,600.000	06/17/2016	3	(7)	(16)

				$(18)	$(25)

Total Written Options				$(18)	$(25)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized (Depreciation)	Asset	Liability
CBK	Receive	BCOMTR Index	398	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	$71	$(1)	$0	$(1)

Total Swap Agreements							$(1)	$0	$(1)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Mutual Funds	$2,127	$0	$0	$2,127
Short-Term Instruments
U.S. Treasury Bills	0	4	0	4
	$2,127	$4	$0	$2,131

Investments in Affiliates, at Value
Mutual Funds	646	0	0	646

Total Investments	$2,773	$4	$0	$2,777

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$36	$0	$36

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(25)	$0	$(25)
Over the counter	$0	$(1)	$0	$(1)

	$0	$(26)	$0	$(26)

Totals	$2,773	$14	$0	$2,787

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPathTM Blend 2045 Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 80.3%
MUTUAL FUNDS 80.2%
Vanguard 500 Index Fund ‘Admiral’	4,142	$734
Vanguard Developed Markets Index Fund ‘Admiral’	44,165	505
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	18,495	510
Vanguard REIT Index Fund ‘Admiral’	2,897	310
Vanguard Small-Cap Index Fund ‘Admiral’	5,553	287

Total Mutual Funds (Cost $2,574)		2,346

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
0.112% due 01/14/2016	$4	4

Total Short-Term Instruments (Cost $4)		4

Total Investments in Securities (Cost $2,578)		2,350

	SHARES
INVESTMENTS IN AFFILIATES 17.9% k
MUTUAL FUNDS (a) 17.9%
PIMCO Emerging Local Bond Fund	10,679	72
PIMCO High Yield Fund	8,490	73
PIMCO Long Duration Total Return Fund	20,044	228
PIMCO Real Return Asset Fund	18,939	148

Total Mutual Funds (Cost $563)		521

Total Investments in Affiliates (Cost $563)		521

Total Investments 98.2% (Cost $3,141)		$2,871
Financial Derivative Instruments (b)(c) 0.4% (Cost or Premiums, net $9)		11
Other Assets and Liabilities, net 1.4%		41

Net Assets 100.0%		$2,923

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,500.000	01/15/2016	3	$10	$3
Put - CBOE S&P 500 Index	1,650.000	03/18/2016	3	10	12
Put - CBOE S&P 500 Index	1,700.000	06/17/2016	3	10	22

				$30	$37

Total Purchased Options				$30	$37

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,400.000	01/15/2016	3	$(7)	$(2)
Put - CBOE S&P 500 Index	1,550.000	03/18/2016	3	(7)	(8)
Put - CBOE S&P 500 Index	1,600.000	06/17/2016	3	(7)	(15)

				$(21)	$(25)

Total Written Options				$(21)	$(25)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized (Depreciation)	Asset	Liability
CBK	Receive	BCOMTR Index	411	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	$73	$(1)	$0	$(1)

Total Swap Agreements							$(1)	$0	$(1)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Mutual Funds	$2,346	$0	$0	$2,346
Short-Term Instruments
U.S. Treasury Bills	0	4	0	4
	$2,346	$4	$0	$2,350

Investments in Affiliates, at Value
Mutual Funds	521	0	0	521

Total Investments	$2,867	$4	$0	$2,871

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$37	$0	$37

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(25)	$0	$(25)
Over the counter	$0	$(1)	$0	$(1)

	$0	$(26)	$0	$(26)

Totals	$2,867	$15	$0	$2,882

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPathTM Blend 2050 Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 82.4%
MUTUAL FUNDS 82.3%
Vanguard 500 Index Fund ‘Admiral’	4,477	$793
Vanguard Developed Markets Index Fund ‘Admiral’	43,399	496
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	18,175	501
Vanguard REIT Index Fund ‘Admiral’	2,847	305
Vanguard Small-Cap Index Fund ‘Admiral’	5,456	282

Total Mutual Funds (Cost $2,605)		2,377

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
0.112% due 01/14/2016	$4	4

Total Short-Term Instruments (Cost $4)		4

Total Investments in Securities (Cost $2,609)		2,381

	SHARES
INVESTMENTS IN AFFILIATES 15.2%
MUTUAL FUNDS (a) 15.2%
PIMCO Emerging Local Bond Fund	10,492	71
PIMCO High Yield Fund	8,341	72
PIMCO Long Duration Total Return Fund	19,690	224
PIMCO Real Return Asset Fund	9,303	73

Total Mutual Funds (Cost $476)		440

Total Investments in Affiliates (Cost $476)		440

Total Investments 97.6% (Cost $3,085)		$2,821
Financial Derivative Instruments (b)(c) 0.4% (Cost or Premiums, net $9)		11
Other Assets and Liabilities, net 2.0%		57

Net Assets 100.0%		$2,889

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,550.000	01/15/2016	3	$12	$4
Put - CBOE S&P 500 Index	1,650.000	03/18/2016	3	9	12
Put - CBOE S&P 500 Index	1,700.000	06/17/2016	3	10	22

				$31	$38

Total Purchased Options				$31	$38

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,450.000	01/15/2016	3	$(8)	$(3)
Put - CBOE S&P 500 Index	1,550.000	03/18/2016	3	(7)	(8)
Put - CBOE S&P 500 Index	1,600.000	06/17/2016	3	(7)	(15)

				$(22)	$(26)

Total Written Options				$(22)	$(26)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized (Depreciation)	Asset	Liability
CBK	Receive	BCOMTR Index	404	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	$72	$(1)	$0	$(1)

Total Swap Agreements							$(1)	$0	$(1)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Mutual Funds	$2,377	$0	$0	$2,377
Short-Term Instruments
U.S. Treasury Bills	0	4	0	4
	$2,377	$4	$0	$2,381

Investments in Affiliates, at Value
Mutual Funds	440	0	0	440
Total Investments	$2,817	$4	$0	$2,821

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$38	$0	$38

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(26)	$0	$(26)
Over the counter	0	(1)	0	(1)

	$0	$(27)	$0	$(27)

Totals	$2,817	$15	$0	$2,832

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPathTM Blend 2055 Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 82.5%
MUTUAL FUNDS 82.3%
Vanguard 500 Index Fund ‘Admiral’	4,465	$791
Vanguard Developed Markets Index Fund ‘Admiral’	43,284	495
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	18,126	499
Vanguard REIT Index Fund ‘Admiral’	2,839	304
Vanguard Small-Cap Index Fund ‘Admiral’	5,442	282

Total Mutual Funds (Cost $2,600)		2,371

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
U.S. TREASURY BILLS 0.2%
0.112% due 01/14/2016	$4	4

Total Short-Term Instruments (Cost $4)		4

Total Investments in Securities (Cost $2,604)		2,375

	SHARES
INVESTMENTS IN AFFILIATES 15.2%
MUTUAL FUNDS (a) 15.2%
PIMCO Emerging Local Bond Fund	10,467	71
PIMCO High Yield Fund	8,322	72
PIMCO Long Duration Total Return Fund	19,646	224
PIMCO Real Return Asset Fund	9,281	72

Total Mutual Funds (Cost $475)		439

Total Investments in Affiliates (Cost $475)		439

Total Investments 97.7% (Cost $3,079)		$2,814
Financial Derivative Instruments (b)(c) 0.4% (Cost or Premiums, net $9)		11
Other Assets and Liabilities, net 1.9%		56

Net Assets 100.0%		$2,881

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,550.000	01/15/2016	3	$12	$4
Put - CBOE S&P 500 Index	1,650.000	03/18/2016	3	9	12
Put - CBOE S&P 500 Index	1,700.000	06/17/2016	3	10	22

Total Purchased Options				$31	$38

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,450.000	01/15/2016	3	$(8)	$(3)
Put - CBOE S&P 500 Index	1,550.000	03/18/2016	3	(7)	(8)
Put - CBOE S&P 500 Index	1,600.000	06/17/2016	3	(7)	(15)

Total Written Options				$(22)	$(26)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized (Depreciation)	Asset	Liability
CBK	Receive	BCOMTR Index	403	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	$72	$(1)	$0	$(1)

Total Swap Agreements							$(1)	$0	$(1)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Mutual Funds	$2,371	$0	$0	$2,371
Short-Term Instruments
U.S. Treasury Bills	0	4	0	4
	$2,371	$4	$0	$2,375

Investments in Affiliates, at Value
Mutual Funds	439	0	0	439

Total Investments	$2,810	$4	$0	$2,814

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$38	$0	$38

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(26)	$0	$(26)
Over the counter	0	(1)	0	(1)

	$0	$(27)	$0	$(27)

Totals	$2,810	$15	$0	$2,825

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPathTM Blend Income Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 32.3%
MUTUAL FUNDS 32.2%
Vanguard 500 Index Fund ‘Admiral’	2,126	$377
Vanguard Developed Markets Index Fund ‘Admiral’	19,433	222
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	5,426	149
Vanguard REIT Index Fund ‘Admiral’	1,487	159
Vanguard Small-Cap Index Fund ‘Admiral’	1,425	74

Total Mutual Funds (Cost $1,067)		981

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
0.111% due 01/14/2016	$3	3

Total Short-Term Instruments (Cost $3)		3

Total Investments in Securities (Cost $1,070)		984

	SHARES
INVESTMENTS IN AFFILIATES 65.4%
MUTUAL FUNDS (a) 60.3%
PIMCO Emerging Local Bond Fund	10,958	74
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	29,268	310
PIMCO High Yield Fund	8,710	76
PIMCO Long Duration Total Return Fund	20,561	234
PIMCO Real Return Asset Fund	29,146	227
PIMCO Real Return Fund	43,091	458
PIMCO Total Return Fund	44,149	462

Total Mutual Funds (Cost $1,914)		1,841

SHORT-TERM INSTRUMENTS 5.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio III	15,764	156

Total Short-Term Instruments (Cost $156)		156

Total Investments in Affiliates (Cost $2,070)		1,997

Total Investments 97.7% (Cost $3,140)		$2,981
Financial Derivative Instruments (b)(c) 0.4% (Cost or Premiums, net $8)		11
Other Assets and Liabilities, net 1.9%		60

Net Assets 100.0%		$3,052

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,750.000	01/15/2016	1	$7	$4
Put - CBOE S&P 500 Index	1,850.000	03/18/2016	1	6	9
Put - CBOE S&P 500 Index	1,850.000	06/17/2016	1	6	11

				$19	$24

Total Purchased Options				$19	$24

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/15/2016	1	$(5)	$(2)
Put - CBOE S&P 500 Index	1,650.000	03/18/2016	1	(3)	(4)
Put - CBOE S&P 500 Index	1,650.000	06/17/2016	1	(3)	(6)

				$(11)	$(12)

Total Written Options				$(11)	$(12)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized (Depreciation)	Asset	Liability
CBK	Receive	BCOMTR Index	428	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	$76	$(1)	$0	$(1)

Total Swap Agreements							$(1)	$0	$(1)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Mutual Funds	$981	$0	$0	$981
Short-Term Instruments
U.S. Treasury Bills	0	3	0	3
	$981	$3	$0	$984

Investments in Affiliates, at Value
Mutual Funds	1,841	0	0	1,841
Short-Term Instruments
Central Funds Used for Cash Management Purposes	156	0	0	156

	$1,997	$0	$0	$1,997

Total Investments	$2,978	$3	$0	$2,981

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$24	$0	$24

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(12)	0	(12)
Over the counter	0	(1)	0	(1)

	$0	$(13)	$0	$(13)

Totals	$2,978	$14	$0	$2,992

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO U.S. Dividend Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.1%
COMMON STOCKS 89.0%
CURACAO 4.8%
INDUSTRIALS 4.8%
Neilsen Holdings PLC	5,805	$258

Total Curacao		258

SWITZERLAND 2.9%
HEALTH CARE 2.9%
Roche Holding AG	583	155

Total Switzerland		155

UNITED KINGDOM 1.9%
ENERGY 1.9%
Golar LNG Partners LP	6,876	101

Total United Kingdom		101

UNITED STATES 79.4%
CONSUMER DISCRETIONARY 11.0%
General Motors Co.	5,360	161
Kohl’s Corp.	3,340	155
SeaWorld Entertainment, Inc.	7,601	135
Time Warner, Inc.	1,968	135

		586

ENERGY 2.0%
Targa Resources Corp.	2,052	106

FINANCIALS 14.3%
Blackstone Group LP	3,194	101
JPMorgan Chase & Co.	1,782	109
Navient Corp.	15,286	172
Prudential Financial, Inc.	2,840	216
Regions Financial Corp.	18,078	163

		761

HEALTH CARE 9.7%
AbbVie, Inc.	1,733	95
Merck & Co., Inc.	4,298	212
Pfizer, Inc.	6,721	211

		518

INDUSTRIALS 4.8%
RR Donnelley & Sons Co.	12,365	180
Timken Co.	2,842	78

		258

INFORMATION TECHNOLOGY 17.7%
Cisco Systems, Inc.	7,506	197
NetApp, Inc.	4,398	130
QUALCOMM, Inc.	4,028	216
Symantec Corp.	10,815	211
Western Digital Corp.	2,376	189

		943

MATERIALS 8.6%
Dow Chemical Co.	4,440	188
International Paper Co.	2,036	77
Steel Dynamics, Inc.	9,170	157

Tronox Ltd. ‘A’	8,170	36

		458

TELECOMMUNICATION SERVICES 7.1%
AT&T, Inc.	9,253	301
CenturyLink, Inc.	3,176	80

		381

UTILITIES 4.2%
PG&E Corp.	4,272	226

Total United States		4,237

Total Common Stocks (Cost $5,600)		4,751

REAL ESTATE INVESTMENT TRUSTS 7.1%
UNITED STATES 7.1%
FINANCIALS 7.1%
Colony Capital, Inc. ‘A’	11,869	232
Outfront Media, Inc.	7,178	149

		381

Total Real Estate Investment Trusts (Cost $486)		381

Total Investments in Securities (Cost $6,086)		5,132

INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio III	11,107	110

Total Short-Term Instruments (Cost $110)		110

Total Investments in Affiliates (Cost $110)		110

Total Investments 98.2% (Cost $6,196)		$5,242
Other Assets and Liabilities, net 1.8%		94

Net Assets 100.0%		$5,336

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Common Stocks
Curacao
Industrials	$258	$0	$0	$258
Switzerland
Health Care	0	155	0	155
United Kingdom
Energy	101	0	0	101
United States
Consumer Discretionary	586	0	0	586
Energy	106	0	0	106
Financials	761	0	0	761
Health Care	518	0	0	518
Industrials	258	0	0	258
Information Technology	943	0	0	943
Materials	458	0	0	458
Telecommunication Services	381	0	0	381
Utilities	226	0	0	226
Real Estate Investment Trusts
United States
Financials	381	0	0	381
	$4,977	$155	$0	$5,132

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$110	$0	$0	$110

Total Investments	$5,087	$155	$0	$5,242

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Any assets or liabilities categorized as Level 1 or 2 as of period end that have been transferred between Levels 1 and 2 since the prior period are due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services including valuation adjustments applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE (Level 2).

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.

Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2015, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

		Aggregate Gross	Aggregate Gross	Net Unrealized
Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Appreciation (Depreciation) (1)
PIMCO Balanced Income Fund	$16,295	$168	$(1,925)	$(1,757)
PIMCO Dividend and Income Builder Fund	874,022	18,985	(146,390)	(127,405)
PIMCO EqS® Long/Short Fund	870,011	7,591	(4,831)	2,760
PIMCO Global Dividend Fund	122,180	5,045	(19,351)	(14,306)
PIMCO International Dividend Fund	6,153	124	(901)	(777)
PIMCO RAE Fundamental Emerging Markets Fund	38,798	0	(4,380)	(4,380)
PIMCO RAE Fundamental Global Fund	71,111	0	(10,465)	(10,465)
PIMCO RAE Fundamental Global ex-US Fund	132,487	20,847	(18,093)	2,754
PIMCO RAE Fundamental International Fund	356,362	83,139	(18,971)	64,168
PIMCO RAE Fundamental US Fund	100,197	7,544	(8,726)	(1,182)
PIMCO RAE Fundamental US Small Fund	3,113	0	(188)	(188)
PIMCO RealPathTM Blend 2020 Fund	3,784	0	(252)	(252)
PIMCO RealPathTM Blend 2025 Fund	3,173	0	(253)	(253)
PIMCO RealPathTM Blend 2030 Fund	3,473	0	(299)	(299)
PIMCO RealPathTM Blend 2035 Fund	3,031	0	(254)	(254)
PIMCO RealPathTM Blend 2040 Fund	3,143	0	(272)	(272)
PIMCO RealPathTM Blend 2045 Fund	3,086	0	(265)	(265)
PIMCO RealPathTM Blend 2050 Fund	3,080	0	(266)	(266)
PIMCO RealPathTM Blend 2055 Fund	3,143	0	(162)	(162)
PIMCO RealPathTM Blend Income Fund	6,210	11	(979)	(968)
PIMCO U.S. Dividend Fund	206,563	4,870	(48,533)	(43,663)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

3. INVESTMENTS IN AFFILIATES

The PIMCO RAE Fundamental Global and PIMCO RAE Fundamental Global ex-US Funds may invest in Institutional Class shares of the Underlying PIMCO Funds and may also invest in other affiliated funds, and unaffiliated funds, which may or may not be registered under the Act (together with the Underlying Funds, “Acquired Funds”). The Underlying Funds are considered to be affiliated with the PIMCO RAE Fundamental Global and PIMCO RAE Fundamental Global ex-US Funds. The table below shows the transactions in and earnings from investments in the Underlying Funds for the period ended September 30, 2015 (amounts in thousands†):

PIMCO RAE Fundamental Global Fund

Underlying PIMCO Funds	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO RAE Fundamental Emerging Markets Fund	$4,767	$67	$(501)	$(97)	$(847)	$3,389	$0	$0
PIMCO RAE Fundamental International Fund	13,546	88	(409)	(33)	(1,519)	11,673	0	0
PIMCO RAE Fundamental U.S. Mutual Fund	19,847	966	0	0	(1,457)	19,356	0	0
Totals	$38,160	$1,121	$(910)	$(130)	$(3,823)	$34,418	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

PIMCO RAE Fundamental Global ex-US Fund

Underlying PIMCO Funds	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO RAE Fundamental Emerging Markets Fund	$18,231	$70	$(1,026)	$(198)	$(3,431)	$13,646	$0	$0
PIMCO RAE Fundamental International Fund	51,806	1,307	(36)	(4)	(6,073)	47,000	0	0
Totals	$70,037	$1,377	$(1,062)	$(202)	$(9,504)	$60,646	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

The Funds seek to achieve their investment objectives by investing under normal circumstances substantially all of their assets in Institutional Class or Class M shares of any funds of the PIMCO Equity Series (the “Trust”) and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Investment Company Act of 1940 (the “1940 Act”) (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2015 (amounts in thousands†):

PIMCO RealPathTM Blend 2020 Fund

Underlying PIMCO Funds	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$75	$8	$0	$0	$(10)	$73	$1	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	226	7	(6)	0	2	229	1	0
PIMCO High Yield Fund	153	8	(5)	0	(7)	149	2	0
PIMCO Long Duration Total Return Fund	224	11	(6)	0	1	230	3	0
PIMCO Real Return Asset Fund	301	16	(7)	(1)	(11)	298	2	0
PIMCO Real Return Fund	304	12	(9)	0	(6)	301	1	0
PIMCO Total Return Fund	459	18	(17)	0	(5)	455	4	0
Totals	$1,742	$80	$(50)	$(1)	$(36)	$1,735	$14	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

PIMCO RealPathTM Blend 2025 Fund

Underlying PIMCO Funds	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$76	$24	$0	$0	$(12)	$88	$1	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	153	38	(7)	0	1	185	1	0
PIMCO High Yield Fund	232	62	(11)	(1)	(13)	269	3	0
PIMCO Long Duration Total Return Fund	226	60	(8)	0	1	279	3	0
PIMCO Real Return Asset Fund	304	81	(10)	(1)	(13)	361	2	0
PIMCO Real Return Fund	230	58	(10)	0	(5)	273	1	0
PIMCO Total Return Fund	233	58	(12)	0	(3)	276	2	0
Totals	$1,454	$381	$(58)	$(2)	$(44)	$1,731	$13	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

PIMCO RealPathTM Blend 2030 Fund

Underlying PIMCO Funds	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$154	$14	$0	$0	$(22)	$146	$2	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	76	4	(3)	(1)	1	77	0	0
PIMCO High Yield Fund	230	15	(11)	0	(11)	223	3	0
PIMCO Long Duration Total Return Fund	225	13	(9)	0	2	231	3	0
PIMCO Real Return Asset Fund	303	17	(9)	(1)	(11)	299	2	0
PIMCO Real Return Fund	76	4	(4)	0	(1)	75	0	0
PIMCO Total Return Fund	77	4	(4)	0	(1)	76	1	0
Totals	$1,141	$71	$(40)	$(2)	$(43)	$1,127	$11	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

PIMCO RealPathTM Blend 2035 Fund

Underlying PIMCO Funds	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$155	$29	$(1)	$0	$(23)	$160	$2	$0
PIMCO High Yield Fund	156	24	(10)	0	(8)	162	2	0
PIMCO Long Duration Total Return Fund	228	34	(11)	(1)	2	252	3	0
PIMCO Real Return Asset Fund	305	45	(11)	(1)	(12)	326	2	0
PIMCO Short-Term Floating NAV Portfolio III	0	300	(300)	0	0	0	0	0
Totals	$844	$432	$(333)	$(2)	$(41)	$900	$9	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

PIMCO RealPathTM Blend 2040 Fund

Underlying PIMCO Funds	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$77	$3	$0	$0	$(10)	$70	$1	$0
PIMCO High Yield Fund	156	3	(9)	0	(8)	142	2	0
PIMCO Long Duration Total Return Fund	228	5	(14)	(1)	2	220	3	0
PIMCO Real Return Asset Fund	229	2	(9)	(1)	(7)	214	1	0
Totals	$690	$13	$(32)	$(2)	$(23)	$646	$7	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

PIMCO RealPathTM Blend 2045 Fund

Underlying PIMCO Funds	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$78	$5	$(1)	$0	$(10)	$72	$1	$0
PIMCO High Yield Fund	79	3	(5)	0	(4)	73	1	0
PIMCO Long Duration Total Return Fund	230	9	(12)	(1)	2	228	2	0
PIMCO Real Return Asset Fund	154	6	(7)	0	(5)	148	1	0
Totals	$541	$23	$(25)	$(1)	$(17)	$521	$5	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

PIMCO RealPathTM Blend 2050 Fund

Underlying PIMCO Funds	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$77	$4	$0	$0	$(10)	$71	$1	$0
PIMCO High Yield Fund	77	2	(3)	0	(4)	72	1	0
PIMCO Long Duration Total Return Fund	229	5	(11)	(1)	2	224	3	0
PIMCO Real Return Asset Fund	77	2	(3)	0	(3)	73	0	0
Totals	$460	$13	$(17)	$(1)	$(15)	$440	$5	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

PIMCO RealPathTM Blend 2055 Fund

Underlying PIMCO Funds	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$78	$4	$(1)	$0	$(10)	$71	$1	$0
PIMCO High Yield Fund	79	1	(4)	0	(4)	72	1	0
PIMCO Long Duration Total Return Fund	233	5	(15)	(1)	2	224	3	0
PIMCO Real Return Asset Fund	78	0	(4)	0	(2)	72	0	0
Totals	$468	$10	$(24)	$(1)	$(14)	$439	$5	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

PIMCO RealPathTM Blend Income Fund

Underlying PIMCO Funds	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$76	$9	$0	$0	$(11)	$74	$1	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	309	12	(14)	0	3	310	2	0
PIMCO High Yield Fund	77	4	(2)	0	(3)	76	1	0
PIMCO Long Duration Total Return Fund	228	17	(12)	(1)	2	234	3	0
PIMCO Real Return Asset Fund	229	15	(9)	0	(8)	227	1	0
PIMCO Real Return Fund	466	17	(15)	(1)	(9)	458	1	0
PIMCO Short-Term Floating NAV Portfolio III	100	56	0	0	0	156	0	0
PIMCO Total Return Fund	467	20	(20)	0	(5)	462	4	0
Totals	$1,952	$150	$(72)	$(2)	$(31)	$1,997	$13	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Balanced Income Fund	$1,974	$3,103	$(3,300)	$0	$(1)	$1,776	$2	$0
PIMCO Dividend and Income Builder Fund	32,430	110,117	(142,300)	(6)	1	242	17	0
PIMCO EqS® Long/Short Fund	122,481	544,384	(387,400)	(47)	(37)	279,381	284	0
PIMCO Global Dividend Fund	3,024	13,102	(14,925)	(1)	0	1,200	3	0
PIMCO International Dividend Fund	110	400	(350)	0	0	160	0	0
PIMCO U.S. Dividend Fund	10	200	(100)	0	0	110	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FOB	Credit Suisse Securities (USA) LLC	MSB	Morgan Stanley Bank, N.A
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MSC	Morgan Stanley & Co., Inc.
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JEF	Jefferies & CO.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UBS	UBS Securities LLC
FBF	Credit Suisse International	KCG	Knight Capital Group

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	SGD	Singapore Dollar
CAD	Canadian Dollar	HKD	Hong Kong Dollar	USD (or $)	United States Dollar
DKK	Danish Krone	JPY	Japanese Yen	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	CMBX	Commercial Mortgage-Backed Index
BCOMTR	Bloomberg Commodity Index Total Return

Other Abbreviations:
ADR	American Depositary Receipt	GDR	Global Depositary Receipt	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	NVDR	Non-Voting Depositary Receipt	TBD%	Interest rate to be determined when loan settles
BBSW	Bank Bill Swap Reference Rate	REIT	Real Estate Investment Trust	TIIE	Tasa de Interés Interbancaria de Equilibrio

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 24, 2015

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 24, 2015